UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1.	Reports to Stockholders.

The KP Funds

KP Retirement Path 2015 Fund: KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Semi-Annual Report

June 30, 2014

THE KP FUNDS	June 30, 2014 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Retirement Path 2015 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 63.0%
KP Fixed Income Fund*	18,181,447	$184,905
KP International Equity Fund*	3,885,303	40,951
KP Large Cap Equity Fund*	9,303,970	97,971
KP Small Cap Equity Fund*	2,074,874	21,496

Total Affiliated Registered Investment Companies (Cost $328,697) (000)		345,323

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 37.0%
DFA Commodity Strategy Portfolio	602,554	5,465
DFA International Real Estate Securities Portfolio	960,954	5,487

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	369,297	$5,458
T Rowe Price Institutional Floating Rate Fund	532,561	5,480
T Rowe Price New Era Fund	108,601	5,543
Vanguard Inflation-Protected Securities Fund	7,308,021	79,511
Vanguard REIT Index Fund	665,804	10,933
Vanguard Short-Term Bond Index Fund	8,046,442	84,729

Total Unaffiliated Registered Investment Companies (Cost $197,392) (000)		202,606

Total Investments — 100.0% (Cost $526,089) (000)		$547,929

Percentages are based on Net Assets of $547,960 (000).

*	Non-income producing security.

REIT — Real Estate Investment Trust

As of June 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (000)	Value 6/30/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$—	$192,408	$(11,853)	$4,310	$40	$184,905	$—
KP International Equity Fund	—	43,939	(6,873)	3,601	284	40,951	—
KP Large Cap Equity Fund	—	107,529	(17,728)	7,481	689	97,971	—
KP Small Cap Equity Fund	—	24,307	(4,174)	1,234	129	21,496	—

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Retirement Path 2020 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 70.3%
KP Fixed Income Fund*	18,924,016	$192,457
KP International Equity Fund*	8,203,802	86,468
KP Large Cap Equity Fund*	13,255,758	139,583
KP Small Cap Equity Fund*	4,389,760	45,478

Total Affiliated Registered Investment Companies (Cost $438,575) (000)		463,986

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 29.7%
DFA Commodity Strategy Portfolio	705,133	6,396
DFA International Real Estate Securities Portfolio	1,184,932	6,766

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	446,942	$6,606
T Rowe Price Institutional Floating Rate Fund	639,991	6,586
T Rowe Price New Era Fund	131,495	6,712
Vanguard Inflation-Protected Securities Fund	7,197,374	78,307
Vanguard REIT Index Fund	809,918	13,299
Vanguard Short-Term Bond Index Fund	6,753,959	71,118

Total Unaffiliated Registered Investment Companies (Cost $189,872) (000)		195,790

Total Investments — 100.0% (Cost $628,447) (000)		$659,776

Percentages are based on Net Assets of $659,793 (000).

*	Non-income producing security.

REIT — Real Estate Investment Trust

As of June 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (000)	Value 6/30/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$—	$192,368	$(4,337)	$4,425	$1	$192,457	$—
KP International Equity Fund	—	85,855	(7,243)	7,588	268	86,468	—
KP Large Cap Equity Fund	—	139,185	(10,777)	10,805	370	139,583	—
KP Small Cap Equity Fund	—	48,611	(5,990)	2,593	264	45,478	—

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Retirement Path 2025 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 78.7%
KP Fixed Income Fund*	14,196,488	$144,378
KP International Equity Fund*	12,049,860	127,006
KP Large Cap Equity Fund*	14,907,251	156,974
KP Small Cap Equity Fund*	5,985,642	62,011

Total Affiliated Registered Investment Companies (Cost $460,432) (000)		490,369

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 21.3%
DFA Commodity Strategy Portfolio	657,017	5,959
DFA International Real Estate Securities Portfolio	1,116,633	6,376

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	420,140	$6,209
T Rowe Price Institutional Floating Rate Fund	594,649	6,119
T Rowe Price New Era Fund	124,666	6,363
Vanguard Inflation-Protected Securities Fund	4,499,923	48,959
Vanguard REIT Index Fund	772,831	12,690
Vanguard Short-Term Bond Index Fund	3,839,286	40,428

Total Unaffiliated Registered Investment Companies (Cost $128,124) (000)		133,103

Total Investments — 100.0% (Cost $588,556) (000)		$623,472

Percentages are based on Net Assets of $623,466 (000).

*	Non-income producing security.

REIT — Real Estate Investment Trust

As of June 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (000)	Value 6/30/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$—	$142,170	$(1,070)	$3,274	$4	$144,378	$—
KP International Equity Fund	—	120,125	(4,320)	11,116	85	127,006	—
KP Large Cap Equity Fund	—	151,179	(6,430)	12,018	207	156,974	—
KP Small Cap Equity Fund	—	63,188	(4,867)	3,529	161	62,011	—

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Retirement Path 2030 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 86.8%
KP Fixed Income Fund*	9,765,695	$99,317
KP International Equity Fund*	14,424,637	152,036
KP Large Cap Equity Fund*	15,543,084	163,668
KP Small Cap Equity Fund*	6,865,012	71,122

Total Affiliated Registered Investment Companies (Cost $454,143) (000)		486,143

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 13.2%
DFA Commodity Strategy Portfolio	580,699	5,267
DFA International Real Estate Securities Portfolio	922,294	5,266

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	352,906	$5,216
T Rowe Price Institutional Floating Rate Fund	508,312	5,231
T Rowe Price New Era Fund	105,987	5,410
Vanguard Inflation-Protected Securities Fund	2,168,705	23,595
Vanguard REIT Index Fund	642,714	10,553
Vanguard Short-Term Bond Index Fund	1,271,442	13,388

Total Unaffiliated Registered Investment Companies (Cost $70,199) (000)		73,926

Total Investments — 100.0% (Cost $524,342) (000)		$560,069

Percentages are based on Net Assets of $560,046 (000).

*	Non-income producing security.

REIT — Real Estate Investment Trust

As of June 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (000)	Value 6/30/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$—	$99,109	$(2,035)	$2,242	$1	$99,317	$—
KP International Equity Fund	—	142,475	(3,602)	13,113	50	152,036	—
KP Large Cap Equity Fund	—	153,756	(2,704)	12,580	36	163,668	—
KP Small Cap Equity Fund	—	71,734	(4,836)	4,065	159	71,122	—

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Retirement Path 2035 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 91.9%
KP Fixed Income Fund*	8,063,334	$82,004
KP International Equity Fund*	17,416,262	183,567
KP Large Cap Equity Fund*	18,580,423	195,652
KP Small Cap Equity Fund*	8,208,206	85,037

Total Affiliated Registered Investment Companies (Cost $508,771) (000)		546,260

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 8.1%
DFA Commodity Strategy Portfolio	478,937	4,344
DFA International Real Estate Securities Portfolio	775,415	4,428

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	295,704	$4,371
T Rowe Price Institutional Floating Rate Fund	427,437	4,398
T Rowe Price New Era Fund	88,931	4,539
Vanguard Inflation-Protected Securities Fund	1,221,831	13,294
Vanguard REIT Index Fund	540,650	8,877
Vanguard Short-Term Bond Index Fund	393,040	4,139

Total Unaffiliated Registered Investment Companies (Cost $45,442) (000)		48,390

Total Investments — 100.0% (Cost $554,213) (000)		$594,650

Percentages are based on Net Assets of $594,618 (000).

*	Non-income producing security.

REIT — Real Estate Investment Trust

As of June 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (000)	Value 6/30/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$—	$81,641	$(1,481)	$1,837	$7	$82,004	$—
KP International Equity Fund	—	171,567	(3,829)	15,808	21	183,567	—
KP Large Cap Equity Fund	—	183,568	(2,941)	14,973	52	195,652	—
KP Small Cap Equity Fund	—	84,909	(4,897)	4,871	154	85,037	—

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Retirement Path 2040 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.3%
KP Fixed Income Fund*	5,130,996	$52,182
KP International Equity Fund*	15,642,392	164,871
KP Large Cap Equity Fund*	18,236,457	192,031
KP Small Cap Equity Fund*	7,494,925	77,647

Total Affiliated Registered Investment Companies (Cost $452,388) (000)		486,731

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.7%
DFA Commodity Strategy Portfolio	324,835	2,946
DFA International Real Estate Securities Portfolio	517,553	2,955

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	200,623	$2,965
T Rowe Price Institutional Floating Rate Fund	284,349	2,926
T Rowe Price New Era Fund	58,855	3,004
Vanguard Inflation-Protected Securities Fund	815,074	8,868
Vanguard REIT Index Fund	360,459	5,919

Total Unaffiliated Registered Investment Companies (Cost $27,638) (000)		29,583

Total Investments — 100.0% (Cost $480,026) (000)		$516,314

Percentages are based on Net Assets of $516,283 (000).

*	Non-income producing security.

REIT — Real Estate Investment Trust

As of June 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (000)	Value 6/30/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$—	$52,285	$(1,278)	$1,169	$6	$52,182	$—
KP International Equity Fund	—	156,597	(5,886)	14,126	34	164,871	—
KP Large Cap Equity Fund	—	180,234	(2,940)	14,702	35	192,031	—
KP Small Cap Equity Fund	—	79,815	(6,726)	4,346	212	77,647	—

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Retirement Path 2045 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund*	2,584,737	$26,287
KP International Equity Fund*	10,908,730	114,978
KP Large Cap Equity Fund*	11,573,306	121,867
KP Small Cap Equity Fund*	4,790,485	49,629

Total Affiliated Registered Investment Companies (Cost $290,584) (000)		312,761

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	178,823	1,622
DFA International Real Estate Securities Portfolio	291,713	1,666

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	112,209	$1,658
T Rowe Price Institutional Floating Rate Fund	159,830	1,645
T Rowe Price New Era Fund	32,627	1,665
Vanguard Inflation-Protected Securities Fund	456,867	4,971
Vanguard REIT Index Fund	202,164	3,319

Total Unaffiliated Registered Investment Companies (Cost $15,477) (000)		16,546

Total Investments — 100.0% (Cost $306,061) (000)		$329,307

Percentages are based on Net Assets of $329,287 (000).

*	Non-income producing security.

REIT — Real Estate Investment Trust

As of June 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (000)	Value 6/30/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$—	$26,557	$(858)	$582	$6	$26,287	$—
KP International Equity Fund	—	107,541	(2,249)	9,658	28	114,978	—
KP Large Cap Equity Fund	—	115,574	(2,899)	9,158	34	121,867	—
KP Small Cap Equity Fund	—	50,330	(3,558)	2,779	78	49,629	—

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Retirement Path 2050 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund*	832,412	$8,466
KP International Equity Fund*	3,501,475	36,905
KP Large Cap Equity Fund*	3,709,392	39,059
KP Small Cap Equity Fund*	1,529,298	15,844

Total Affiliated Registered Investment Companies (Cost $93,647) (000)		100,274

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	57,543	522
DFA International Real Estate Securities Portfolio	93,603	535

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	35,539	$525
T Rowe Price Institutional Floating Rate Fund	50,829	523
T Rowe Price New Era Fund	10,467	534
Vanguard Inflation-Protected Securities Fund	145,706	1,585
Vanguard REIT Index Fund	64,647	1,062

Total Unaffiliated Registered Investment Companies (Cost $4,947) (000)		5,286

Total Investments — 100.0% (Cost $98,594) (000)		$105,560

Percentages are based on Net Assets of $105,551 (000).

*	Non-income producing security.

REIT — Real Estate Investment Trust

As of June 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (000)	Value 6/30/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$—	$8,580	$(293)	$177	$2	$8,466	$—
KP International Equity Fund	—	35,247	(1,219)	2,863	14	36,905	—
KP Large Cap Equity Fund	—	37,659	(1,360)	2,735	25	39,059	—
KP Small Cap Equity Fund	—	16,710	(1,736)	853	17	15,844	—

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Retirement Path 2055 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.1%
KP Fixed Income Fund*	69,416	$706
KP International Equity Fund*	293,000	3,088
KP Large Cap Equity Fund*	310,514	3,270
KP Small Cap Equity Fund*	128,197	1,328

Total Affiliated Registered Investment Companies (Cost $8,014) (000)		8,392

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	4,774	43
DFA International Real Estate Securities Portfolio	7,828	45

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	3,011	$44
T Rowe Price Institutional Floating Rate Fund	4,278	44
T Rowe Price New Era Fund	877	45
Vanguard Inflation-Protected Securities Fund	12,284	134
Vanguard REIT Index Fund	5,425	89

Total Unaffiliated Registered Investment Companies (Cost $418) (000)		444

Total Investments — 100.1% (Cost $8,432) (000)		$8,836

Percentages are based on Net Assets of $8,831 (000).

*	Non-income producing security.

REIT — Real Estate Investment Trust

As of June 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (000)	Value 6/30/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$—	$725	$(31)	$12	$—	$706	$—
KP International Equity Fund	—	3,116	(185)	155	2	3,088	—
KP Large Cap Equity Fund	—	3,293	(185)	160	2	3,270	—
KP Small Cap Equity Fund	—	1,409	(133)	51	1	1,328	—

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Retirement Path 2060 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.1%
KP Fixed Income Fund*	20,261	$206
KP International Equity Fund*	85,529	901
KP Large Cap Equity Fund*	90,503	954
KP Small Cap Equity Fund*	37,292	386

Total Affiliated Registered Investment Companies (Cost $2,369) (000)		2,447

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.1%
DFA Commodity Strategy Portfolio	1,420	13

Description	Shares	Value (000)

DFA International Real Estate Securities Portfolio	2,255	$13
Lazard Global Listed Infrastructure Portfolio	871	13
T Rowe Price Institutional Floating Rate Fund	1,256	13
T Rowe Price New Era Fund	252	13
Vanguard Inflation-Protected Securities Fund	3,579	39
Vanguard REIT Index Fund	1,569	25

Total Unaffiliated Registered Investment Companies (Cost $125) (000)		129

Total Investments — 100.2% (Cost $2,494) (000)		$2,576

Percentages are based on Net Assets of $2,572 (000).

*	Non-income producing security.

REIT — Real Estate Investment Trust

As of June 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2014:

	Value 1/10/2014* (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Unrealized Appreciation (000)	Realized Gain (000)	Value 6/30/2014 (000)	Dividend Income (000)
KP Fixed Income Fund	$—	$653	$(447)	$2	$(2)	$206	$—
KP International Equity Fund	—	2,849	(1,926)	28	(50)	901	—
KP Large Cap Equity Fund	—	3,003	(2,042)	32	(39)	954	—
KP Small Cap Equity Fund	—	1,217	(833)	16	(14)	386	—

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Large Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

COMMON STOCK — 98.4%
Consumer Discretionary — 15.8%
Advance Auto Parts	14,440	$1,948
Amazon.com*	55,196	17,927
AutoNation*	1,413	84
AutoZone*	809	434
Bed Bath & Beyond*	17,004	976
Best Buy	6,477	201
BorgWarner	5,897	384
Cablevision Systems, Cl A	5,073	90
CarMax*	42,689	2,220
Carnival	11,264	424
CBS, Cl B	13,473	837
Chipotle Mexican Grill, Cl A*	6,364	3,771
Coach	7,389	253
Comcast, Cl A	135,264	7,237
Ctrip.com International ADR*	47,500	3,042
Darden Restaurants	3,728	172
Delphi Automotive	76,898	5,286
DIRECTV*	11,952	1,016
Discovery Communications, Cl A*	5,193	386
Dollar General*	7,814	448
Dollar Tree*	56,963	3,102
DR Horton	176,395	4,335
Expedia	2,780	219
Family Dollar Stores	2,269	150
Ford Motor	99,876	1,722
Fossil Group*	1,186	124
GameStop, Cl A	2,704	109

Description	Shares	Value (000)

Gannett	5,297	$166
Gap	6,962	289
Garmin	3,414	208
General Motors	52,092	1,891
Genuine Parts	3,969	348
Goodyear Tire & Rubber	6,330	176
Graham Holdings, Cl B	108	78
H&R Block	7,276	243
Harley-Davidson	5,285	369
Harman International Industries	1,818	195
Hasbro	30,911	1,639
Hilton Worldwide Holdings*	110,178	2,567
Home Depot	33,855	2,741
Interpublic Group of	9,726	190
Johnson Controls	86,740	4,331
Kohl’s	18,989	1,000
L Brands	6,325	371
Las Vegas Sands	63,400	4,832
Leggett & Platt	3,246	111
Lennar, Cl A	4,691	197
Lowe’s	132,923	6,380
Macy’s	8,942	519
Marriott International, Cl A	5,292	339
Mattel	34,193	1,333
McDonald’s	56,558	5,698
MGM Resorts International*	121,100	3,197
Michael Kors Holdings*	32,313	2,864
Mohawk Industries*	1,406	195
Netflix*	6,853	3,019
Newell Rubbermaid	6,401	198
News*	11,468	206
NIKE, Cl B	18,303	1,419
Nordstrom	3,349	227
Omnicom Group	59,549	4,241
O’Reilly Automotive*	2,587	390
PetSmart	2,481	148
priceline.com*	10,650	12,812
PulteGroup	9,301	188
PVH	1,942	226
Ralph Lauren, Cl A	1,404	226
Ross Stores	5,578	369
Scripps Networks Interactive, Cl A	2,491	202
Staples	101,723	1,103
Starbucks	93,214	7,214
Starwood Hotels & Resorts Worldwide	4,934	399
Target	90,981	5,273

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Tesla Motors*	6,650	$1,596
Tiffany	2,592	260
Time*	3,645	88
Time Warner	51,137	3,592
Time Warner Cable	7,091	1,045
TJX	17,440	927
Tractor Supply	51,343	3,101
TripAdvisor*	2,593	282
Twenty-First Century Fox, Cl A	203,021	7,136
Under Armour, Cl A*	4,200	250
Urban Outfitters*	2,490	84
VF	8,314	524
Viacom, Cl B	40,818	3,540
Walt Disney	87,524	7,504
Whirlpool	1,937	270
Wyndham Worldwide	3,427	259
Wynn Resorts	32,191	6,682
Yum! Brands	11,176	907

		175,271

Consumer Staples — 8.8%
Altria Group	86,297	3,619
Archer-Daniels-Midland	16,047	708
Avon Products	10,056	147
Brown-Forman, Cl B	4,182	394
Campbell Soup	4,913	225
Clorox	3,425	313
Coca-Cola	93,820	3,974
Coca-Cola Enterprises	5,521	264
Colgate-Palmolive	21,432	1,461
ConAgra Foods	10,835	322
Constellation Brands, Cl A*	4,390	387
Costco Wholesale	11,062	1,274
CVS Caremark	108,298	8,163
Danone	38,804	2,881
Diageo	162,534	5,190
Dr Pepper Snapple Group	35,722	2,093
Estee Lauder, Cl A	41,646	3,093
General Mills	106,415	5,590
Hershey	3,861	376
Hormel Foods	3,035	150
Imperial Tobacco Group	16,434	740
JM Smucker	2,783	297
Kellogg	20,348	1,337
Keurig Green Mountain	3,000	374
Kimberly-Clark	9,565	1,064
Kraft Foods Group	14,539	872

Description	Shares	Value (000)

Kroger	12,507	$618
Lorillard	71,204	4,341
McCormick	3,030	217
Mead Johnson Nutrition, Cl A	5,152	480
Molson Coors Brewing, Cl B	4,176	310
Mondelez International, Cl A	41,857	1,574
Monster Beverage*	3,637	258
Nestle	78,129	6,052
PepsiCo	93,774	8,378
Philip Morris International	179,044	15,094
Procter & Gamble	88,620	6,965
Reynolds American	8,046	486
Safeway	5,730	197
Sysco	15,114	566
Tyson Foods, Cl A	7,074	266
Walgreen	44,118	3,270
Wal-Mart Stores	39,920	2,997
Whole Foods Market	9,449	365

		97,742

Energy — 7.7%
Anadarko Petroleum	12,777	1,399
Apache	25,806	2,597
Baker Hughes	10,673	795
Cabot Oil & Gas	10,834	370
Cameron International*	4,815	326
Chesapeake Energy	12,081	375
Chevron	92,799	12,115
Cimarex Energy	2,100	301
ConocoPhillips	30,636	2,626
CONSOL Energy	5,999	276
Denbury Resources	8,539	158
Devon Energy	9,665	767
Diamond Offshore Drilling	1,621	80
Ensco, Cl A	6,207	345
EOG Resources	27,056	3,162
Equities	19,163	2,049
Exxon Mobil	185,529	18,679
FMC Technologies*	5,612	343
Halliburton	20,879	1,483
Helmerich & Payne	2,787	324
Hess	6,396	633
Kinder Morgan	17,074	619
Marathon Oil	16,914	675
Marathon Petroleum	7,125	556
Murphy Oil	4,406	293
Nabors Industries	5,953	175

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

National Oilwell Varco	10,946	$901
Newfield Exploration*	3,137	139
Noble	5,842	196
Noble Energy	8,726	676
Occidental Petroleum	66,092	6,783
ONEOK	5,360	365
Peabody Energy	6,370	104
Phillips 66	14,345	1,154
Pioneer Natural Resources	42,249	9,709
QEP Resources	4,213	145
Range Resources	75,563	6,570
Rowan, Cl A	2,917	93
Schlumberger	32,296	3,809
Southwestern Energy*	8,411	383
Spectra Energy	16,268	691
Tesoro	3,132	184
Transocean	8,091	364
Valero Energy	13,641	683
Williams	18,391	1,071

		85,541

Financials — 15.7%
ACE	43,202	4,480
Affiliated Managers Group*	1,400	288
Aflac	11,113	692
Allstate	10,893	640
American Express	22,806	2,163
American International Group	36,067	1,969
American Tower, Cl A‡	9,688	872
Ameriprise Financial	4,839	581
Aon	40,535	3,652
Apartment Investment & Management, Cl A‡	3,354	108
Assurant	1,627	107
AvalonBay Communities‡	3,112	442
Bank of America	261,094	4,013
Bank of New York Mellon	163,169	6,116
BB&T	18,329	723
Berkshire Hathaway, Cl B*	44,738	5,663
BlackRock, Cl A	12,368	3,953
Boston Properties‡	3,667	433
Capital One Financial	14,405	1,190
CBRE Group, Cl A*	6,385	205
Charles Schwab	29,923	806
Chubb	32,009	2,950
Cincinnati Financial	3,357	161
Citigroup	91,987	4,333

Description	Shares	Value (000)

CME Group, Cl A	7,650	$543
Comerica	4,219	212
Crown Castle International‡	98,582	7,321
Discover Financial Services	11,435	709
E*TRADE Financial*	6,701	142
Equity Residential‡	8,684	547
Essex Property Trust‡	1,600	296
Fifth Third Bancorp	20,439	436
Franklin Resources	88,300	5,107
General Growth Properties‡	12,237	288
Genworth Financial, Cl A*	11,362	198
Goldman Sachs Group	45,001	7,534
Hartford Financial Services Group	11,479	411
HCP‡	10,995	455
Health Care‡	7,803	489
Host Hotels & Resorts‡	19,618	432
Hudson City Bancorp	11,129	109
Huntington Bancshares	18,948	181
Intercontinental Exchange	2,951	557
Invesco	11,173	422
JPMorgan Chase	330,546	19,046
KeyCorp	20,963	300
Kimco Realty‡	11,014	253
Legg Mason	2,485	128
Leucadia National	8,647	227
Lincoln National	6,857	353
Loews	7,933	349
M&T Bank	3,327	413
Macerich‡	3,745	250
Marsh & McLennan	13,357	692
McGraw Hill Financial	22,588	1,875
MetLife	146,924	8,162
Moody’s	16,420	1,439
Morgan Stanley	202,715	6,554
NASDAQ OMX Group	51,651	1,995
Navient	11,661	207
Northern Trust	5,292	340
People’s United Financial	7,454	113
Plum Creek Timber‡	4,908	221
PNC Financial Services Group	41,219	3,671
Principal Financial Group	7,077	357
Progressive	12,962	329
Prologis‡	12,869	529
Prudential Financial	49,877	4,428
Public Storage‡	3,552	609
Regions Financial	32,801	348

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Simon Property Group‡	7,741	$1,287
State Street	106,110	7,136
SunTrust Banks	12,933	518
T Rowe Price Group	6,355	536
TD Ameritrade Holding	163,600	5,129
Torchmark	2,458	201
Travelers	70,194	6,603
Unum Group	6,855	238
US Bancorp	176,395	7,641
Ventas‡	7,113	456
Vornado Realty Trust‡	4,503	481
Wells Fargo	326,250	17,148
Weyerhaeuser‡	15,016	497
XL Group, Cl A	6,393	209
Zions Bancorporation	4,322	127

		174,324

Health Care — 15.4%
Abbott Laboratories	129,092	5,280
AbbVie	40,073	2,262
Actavis*	4,303	960
Aetna	8,841	717
Agilent Technologies	8,577	493
Alexion Pharmaceuticals*	38,842	6,069
Allergan	31,818	5,384
AmerisourceBergen, Cl A	5,901	429
Amgen	18,715	2,215
athenahealth*	6,600	826
Baxter International	13,646	987
Becton Dickinson and	4,938	584
Biogen Idec*	30,482	9,611
Boston Scientific*	34,328	438
Bristol-Myers Squibb	41,770	2,026
Cardinal Health	48,295	3,311
CareFusion*	5,568	247
Celgene*	85,136	7,311
Cerner*	7,615	393
Cigna	6,482	596
Covidien	43,297	3,905
CR Bard	2,036	291
DaVita HealthCare Partners*	4,608	333
DENTSPLY International	3,349	159
Edwards Lifesciences*	2,491	214
Eli Lilly	24,928	1,550
Express Scripts Holding*	62,412	4,327
Forest Laboratories*	5,813	575
Gilead Sciences*	168,073	13,936

Description	Shares	Value (000)

Hospira*	4,389	$225
Humana	27,572	3,521
Intuitive Surgical*	10,946	4,508
Johnson & Johnson	187,240	19,590
Laboratory Corp of America Holdings*	1,952	200
McKesson	55,600	10,354
Medtronic	87,835	5,599
Merck	132,393	7,659
Mylan*	9,567	493
Novartis	12,117	1,097
Patterson	1,945	77
PerkinElmer	2,596	122
Perrigo	3,432	500
Pfizer	473,220	14,045
Quest Diagnostics	10,290	604
Regeneron Pharmaceuticals*	5,387	1,522
Roche Holding	4,872	1,453
St. Jude Medical	48,843	3,382
Stryker	7,515	634
Tenet Healthcare*	2,273	107
Thermo Fisher Scientific	35,400	4,176
UnitedHealth Group	69,055	5,645
Valeant Pharmaceuticals International*	44,700	5,638
Varian Medical Systems*	2,384	198
Vertex Pharmaceuticals*	27,408	2,595
Waters*	2,248	235
WellPoint	6,915	744
Zimmer Holdings	3,998	415
Zoetis, Cl A	14,342	463

		171,230

Industrials — 13.1%
3M	64,267	9,206
ADT	3,849	134
Allegion	2,056	117
American Airlines Group*	134,900	5,796
AMETEK	6,327	331
Boeing	90,405	11,502
Canadian National Railway	35,530	2,310
Caterpillar	15,409	1,674
CH Robinson Worldwide	3,464	221
Cintas	2,376	151
Colfax*	9,900	738
CSX	24,567	757
Cummins	4,204	649
Danaher	181,980	14,326

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Deere	9,067	$821
Delta Air Lines	20,691	801
Dover	3,997	364
Dun & Bradstreet	867	96
Eaton	51,371	3,965
Emerson Electric	17,227	1,143
Equifax	3,312	240
Expeditors International of Washington	4,758	210
Fastenal	7,076	350
FedEx	23,219	3,515
Flowserve	3,643	271
Fluor	3,785	291
General Dynamics	7,983	930
General Electric	249,337	6,553
Honeywell International	83,204	7,734
Illinois Tool Works	25,533	2,236
Ingersoll-Rand	6,167	385
Iron Mountain	3,997	142
Jacobs Engineering Group*	3,130	167
Joy Global	2,485	153
Kansas City Southern	19,692	2,117
L-3 Communications Holdings, Cl 3	2,254	272
Lockheed Martin	50,289	8,083
Masco	8,122	180
Nielsen	7,641	369
Norfolk Southern	7,539	777
Northrop Grumman	29,097	3,481
PACCAR	9,017	567
Pall	2,993	256
Parker Hannifin	3,860	485
Pentair*	16,805	1,212
Pitney Bowes	5,452	151
Precision Castparts	39,033	9,852
Quanta Services*	5,876	203
Raytheon	7,657	706
Republic Services, Cl A	6,171	234
Robert Half International	3,242	155
Rockwell Automation	3,542	443
Rockwell Collins	3,636	284
Roper Industries	2,573	376
Ryder System	1,192	105
Snap-on	1,401	166
Southwest Airlines	18,015	484
Stanley Black & Decker	28,366	2,491
Stericycle*	2,249	266
Textron	7,490	287

Description	Shares	Value (000)

Tyco International	88,021	$4,015
Union Pacific	22,806	2,275
United Continental Holdings*	52,600	2,160
United Parcel Service, Cl B	68,373	7,019
United Technologies	119,626	13,811
Wabtec	38,500	3,179
Waste Management	10,361	463
WW Grainger	1,458	371
Xylem	4,222	165

		145,739

Information Technology — 15.6%
Accenture, Cl A	103,421	8,361
Adobe Systems*	11,310	818
Akamai Technologies*	44,512	2,718
Alliance Data Systems*	1,385	390
Altera	8,260	287
Amphenol, Cl A	4,076	393
Analog Devices	8,042	435
Apple	150,123	13,951
Applied Materials	31,099	701
ASML Holding, Cl G	45,500	4,245
Autodesk*	5,893	332
Automatic Data Processing	12,139	962
Avago Technologies, Cl A	6,000	432
Baidu ADR*	22,500	4,203
Broadcom, Cl A	14,141	525
CA	8,566	246
Cisco Systems	127,321	3,164
Citrix Systems*	3,825	239
Cognizant Technology Solutions, Cl A*	49,854	2,438
Computer Sciences	3,857	244
Corning	31,823	699
eBay*	28,631	1,433
Electronic Arts*	8,139	292
EMC	51,787	1,364
F5 Networks*	1,835	204
Facebook, Cl A*	117,367	7,898
Fidelity National Information Services	31,978	1,750
First Solar*	1,623	115
Fiserv*	36,214	2,184
FLIR Systems	3,347	116
Google, Cl A*	47,858	27,755
Harris	2,486	188
Hewlett-Packard	46,650	1,571
Intel	123,566	3,819
International Business Machines	55,702	10,097

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Intuit	6,897	$555
Jabil Circuit	4,322	90
Juniper Networks*	105,380	2,586
KLA-Tencor	4,391	319
Lam Research	3,783	256
Linear Technology	5,508	259
LinkedIn, Cl A*	11,200	1,920
MasterCard, Cl A	24,805	1,822
Microchip Technology	5,346	261
Micron Technology*	27,234	897
Microsoft	186,943	7,797
Motorola Solutions	5,901	393
NetApp	8,794	321
NetSuite*	23,900	2,076
NVIDIA	12,909	239
Oracle	191,004	7,742
Paychex	7,667	319
QUALCOMM	41,845	3,315
Red Hat*	65,730	3,633
salesforce.com*	97,267	5,649
SanDisk	5,794	605
Seagate Technology	7,869	447
ServiceNow*	43,400	2,689
Symantec	18,113	415
TE Connectivity	9,915	613
Teradata*	3,885	156
Texas Instruments	37,108	1,773
Total System Services	3,991	125
Vantiv, Cl A*	65,500	2,202
VeriSign*	3,025	148
Visa, Cl A	59,638	12,567
VMware, Cl A*	18,200	1,762
Western Digital	5,067	468
Western Union	67,583	1,172
Workday, Cl A*	20,100	1,806
Xerox	26,417	329
Xilinx	6,868	325
Yahoo!*	22,845	803

		173,423

Materials — 3.1%
Air Products & Chemicals	5,168	665
Airgas	1,616	176
Alcoa	27,965	416
Allegheny Technologies	2,588	117
Avery Dennison	2,268	116
Ball	3,252	204

Description	Shares	Value (000)

Bemis	2,379	$97
CF Industries Holdings	1,250	301
Crown Holdings*	34,083	1,697
Dow Chemical	29,914	1,539
Eastman Chemical	3,968	347
Ecolab	48,873	5,442
EI du Pont de Nemours	22,814	1,493
FMC	3,532	251
Freeport-McMoRan Copper & Gold	26,410	964
International Flavors & Fragrances	2,242	234
International Paper	10,573	534
LyondellBasell Industries, Cl A	10,562	1,031
MeadWestvaco	4,010	177
Monsanto	13,217	1,649
Mosaic	7,694	380
Newmont Mining	11,668	297
Nucor	8,155	402
Owens-Illinois*	3,988	138
PPG Industries	24,206	5,087
Praxair	7,213	958
Sealed Air	4,542	155
Sherwin-Williams	31,650	6,548
Sigma-Aldrich	2,809	285
United States Steel	3,352	87
Valspar	4,648	354
Vulcan Materials	32,227	2,054

		34,195

Telecommunication Services — 1.8%
AT&T	183,045	6,473
CenturyLink	13,930	504
Frontier Communications	23,842	139
Verizon Communications	225,985	11,058
Vodafone Group	556,559	1,857
Windstream Holdings	13,739	137

		20,168

Utilities — 1.4%
AES	17,245	268
AGL Resources	3,307	182
Ameren	6,323	258
American Electric Power	11,849	661
CenterPoint Energy	11,247	287
CMS Energy	6,064	189
Consolidated Edison	7,511	434
Dominion Resources	14,812	1,059
DTE Energy	4,608	359
Duke Energy	33,741	2,503

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Edison International	8,368	$486
Entergy	4,611	379
Exelon	20,894	762
FirstEnergy	10,829	376
Integrys Energy Group	1,839	131
NextEra Energy	11,051	1,133
NiSource	8,146	320
Northeast Utilities	8,149	385
NRG Energy	8,464	315
Pepco Holdings	7,035	193
PG&E	11,783	566
Pinnacle West Capital	3,092	179
PPL	16,299	579
Public Service Enterprise Group	12,982	530
SCANA	3,945	212
Sempra Energy	5,496	575
Southern	22,637	1,027
TECO Energy	4,856	90
Wisconsin Energy	5,895	277
Xcel Energy	12,868	415

		15,130

Total Common Stock (Cost $1,022,478) (000)		1,092,763

PREFERRED STOCK — 0.0%
Air BNB* (A)	3,802	464
Dropbox* (A)	1,097	16
United Technologies*	3,560	232

Total Preferred Stock (Cost $713) (000)		712

CASH EQUIVALENT (B) — 1.2%
State Street Institutional Liquid Reserves Fund, 0.080%	13,159,524	13,160

Total Cash Equivalent (Cost $13,160) (000)		13,160

Total Investments — 99.6% (Cost $1,036,351) (000)		$1,106,635

Percentages are based on net assets of $ 1,110,580 (000).

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	100	Sep-2014	$142

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such security as of June 30, 2014 was $480 (000) and represented 0.04% of net assets.
(B)	The rate reported is the 7-day effective yield as of June 30, 2014.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poors

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,092,763	$—	$—	$1,092,763
Preferred Stock	232	—	480	712
Cash Equivalent	13,160	—	—	13,160

Total Investments in Securities	$1,106,155	$—	$480	$1,106,635

Other Financial Instruments
Futures Contracts*
Unrealized Appreciation	$142	$—	$—	$142

Total Other Financial Instruments	$142	$—	$—	$142

*	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

COMMON STOCK — 97.6%
Consumer Discretionary — 16.5%
1-800-Flowers.com, Cl A*	1,500	$9
Abercrombie & Fitch, Cl A	66,980	2,896
Aeropostale*	2,800	10
AH Belo, Cl A	700	8
AMC Entertainment Holdings, Cl A	800	20
American Axle & Manufacturing Holdings*	2,830	53
American Eagle Outfitters	133,920	1,503
American Public Education*	800	28
America’s Car-Mart*	400	16
ANN INC*	18,564	764
Arctic Cat	600	24
Asbury Automotive Group*	1,287	88
Ascent Capital Group, Cl A*	608	40
Barnes & Noble*	1,800	41
Beazer Homes USA*	1,200	25
bebe stores inc	1,400	4
Belmond, Cl A*	3,992	58
Big 5 Sporting Goods	700	9
Big Lots	77,215	3,529
Biglari Holdings*	60	25
BJ’s Restaurants*	900	31
Black Diamond*	800	9
Bloomin’ Brands*	3,100	70
Blue Nile*	600	17
Bob Evans Farms	1,000	50
Bon-Ton Stores	800	8
Boyd Gaming*	3,100	38

Description	Shares	Value (000)

Bravo Brio Restaurant Group*	800	$12
Bridgepoint Education*	700	9
Bright Horizons Family Solutions*	1,200	52
Brown Shoe	1,772	51
Brunswick	3,720	157
Buckle	1,200	53
Buffalo Wild Wings*	727	120
Burlington Stores*	1,200	38
Caesars Acquisition, Cl A*	1,900	24
Caesars Entertainment*	1,900	34
Callaway Golf	3,500	29
Capella Education	500	27
Career Education*	2,000	9
Carmike Cinemas*	1,000	35
Carriage Services, Cl A	800	14
Carrols Restaurant Group*	1,400	10
Cato, Cl A	1,200	37
Cavco Industries*	300	26
CBS Outdoor Americas	72,360	2,364
Central European Media Enterprises, Cl A*	3,100	9
Cheesecake Factory	1,912	89
Chegg*	3,000	21
Chico’s FAS	103,375	1,753
Children’s Place	964	48
Christopher & Banks*	34,000	298
Churchill Downs	507	46
Chuy’s Holdings*	29,082	1,056
Citi Trends*	700	15
ClubCorp Holdings	900	17
Columbia Sportswear	500	41
Conn’s*	991	49
Container Store Group*	500	14
Cooper Tire & Rubber	79,347	2,381
Cooper-Standard Holding*	600	40
Core-Mark Holding	1,000	46
Coupons.com*	500	13
Cracker Barrel Old Country Store	794	79
Crocs*	3,600	54
Crown Media Holdings, Cl A*	2,200	8
CSS Industries	300	8
Culp	300	5
Cumulus Media, Cl A*	5,500	36
Daily Journal*	50	10
Dana Holding	6,404	156
Deckers Outdoor*	20,891	1,804
Del Frisco’s Restaurant Group*	40,825	1,125

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Denny’s*	3,484	$23
Destination Maternity	500	11
Destination XL Group*	1,800	10
DeVry Education Group	48,643	2,059
Dex Media*	500	6
Diamond Resorts International*	1,400	33
DineEquity	700	56
Dorman Products*	1,100	54
Drew Industries	964	48
Education Management*	1,000	2
Einstein Noah Restaurant Group	400	6
Entercom Communications, Cl A*	1,100	12
Entravision Communications, Cl A	2,100	13
Eros International, Cl A*	800	12
Ethan Allen Interiors	46,094	1,141
EW Scripps, Cl A*	1,200	25
Expedia	25,280	1,991
Express*	3,475	59
Federal-Mogul Holdings*	900	18
Fiesta Restaurant Group*	40,052	1,859
Finish Line, Cl A	1,900	57
Five Below*	2,200	88
Flexsteel Industries	200	7
Fox Factory Holding*	400	7
Francesca’s Holdings*	1,500	22
Fred’s, Cl A	1,633	25
FTD*	800	25
Fuel Systems Solutions*	600	7
Genesco*	1,000	82
Gentherm*	18,200	810
G-III Apparel Group*	32,053	2,618
Global Sources*	573	5
GNC Holdings, Cl A	62,520	2,131
GoPro, Cl A*	14,410	584
Grand Canyon Education*	1,910	88
Gray Television*	2,300	30
Group 1 Automotive	900	76
Guess?	36,010	972
Hanesbrands	20,555	2,023
Harman International Industries	30,103	3,235
Harte-Hanks	1,600	12
Haverty Furniture	800	20
Helen of Troy*	1,139	69
Hemisphere Media Group*	600	8
hhgregg*	300	3
Hibbett Sports*	1,100	60

Description	Shares	Value (000)

HomeAway*	35,567	$1,238
Houghton Mifflin Harcourt*	4,400	84
Hovnanian Enterprises, Cl A*	4,998	26
HSN	1,248	74
Iconix Brand Group*	30,355	1,303
Ignite Restaurant Group*	200	3
Installed Building Products*	200	2
International Speedway, Cl A	1,200	40
Interval Leisure Group	1,500	33
Intrawest Resorts Holdings*	900	10
iRobot*	1,200	49
Isle of Capri Casinos*	900	8
ITT Educational Services*	1,000	17
Jack in the Box	19,925	1,192
JAKKS Pacific	500	4
Jamba*	700	8
Johnson Outdoors, Cl A	300	8
Journal Communications, Cl A*	1,900	17
JTH Holding, Cl A*	100	3
K12*	1,200	29
Kate Spade*	39,408	1,503
KB Home	3,554	66
Kirkland’s*	600	11
Krispy Kreme Doughnuts*	2,700	43
La Quinta Holdings*	1,800	34
Lands’ End*	700	24
La-Z-Boy, Cl Z	2,154	50
LeapFrog Enterprises, Cl A*	2,500	18
Lee Enterprises*	2,200	10
LGI Homes*	400	7
Libbey*	800	21
Life Time Fitness*	1,719	84
LifeLock*	3,300	46
Lifetime Brands	600	9
Lithia Motors, Cl A	942	89
Loral Space & Communications*	500	36
Lumber Liquidators Holdings*	1,103	84
M*	1,000	24
Malibu Boats, Cl A*	300	6
Marcus	700	13
Marine Products	700	6
MarineMax*	1,100	18
Marriott Vacations Worldwide*	1,200	70
Martha Stewart Living Omnimedia, Cl A*	1,600	8
Matthews International, Cl A	1,182	49
Mattress Firm Holding*	600	29

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

McClatchy, Cl A*	2,600	$14
MDC Holdings	118,829	3,600
MDC Partners, Cl A	1,700	37
Media General*	2,200	45
Men’s Wearhouse	1,983	111
Meredith	33,485	1,619
Meritage Homes*	1,641	69
Modine Manufacturing*	34,200	538
Monarch Casino & Resort*	500	8
Monro Muffler Brake	1,286	68
Morgans Hotel Group*	1,200	10
Motorcar Parts of America*	18,020	439
Movado Group	11,598	483
Multimedia Games Holding*	1,300	39
NACCO Industries, Cl A	200	10
Nathan’s Famous*	100	5
National CineMedia	2,400	42
Nautilus*	1,300	14
New Home*	200	3
New Media Investment Group*	1,200	17
New York*	1,800	7
New York Times, Cl A	5,289	80
Nexstar Broadcasting Group, Cl A	1,246	64
Noodles, Cl A*	300	10
Nutrisystem	1,300	22
Office Depot*	158,843	904
Orbitz Worldwide*	2,100	19
Outerwall*	799	47
Overstock.com*	400	6
Oxford Industries	518	35
Pacific Sunwear of California*	2,800	7
Papa John’s International	1,300	55
Penn National Gaming*	3,200	39
Pep Boys-Manny Moe & Jack*	2,400	28
Perry Ellis International*	500	9
PetMed Express	900	12
Pier 1 Imports	3,532	54
Pinnacle Entertainment*	2,436	61
Pool	1,800	101
Popeyes Louisiana Kitchen*	1,000	44
Potbelly	400	6
Quiksilver*	5,600	20
ReachLocal*	600	4
Reading International, Cl A*	500	4
Red Robin Gourmet Burgers*	600	43
Regis	1,600	23

Description	Shares	Value (000)

Remy International	600	$14
Rent-A-Center, Cl A	2,000	57
Rentrak*	8,220	431
Restoration Hardware Holdings*	10,230	952
RetailMeNot*	1,300	35
RG Barry	400	8
Ruby Tuesday*	2,700	20
Ruth’s Hospitality Group	1,600	20
Ryland Group	1,965	77
Saga Communications, Cl A	200	9
Salem Communications, Cl A	700	7
Scholastic	1,000	34
Scientific Games, Cl A*	1,800	20
Sears Hometown and Outlet Stores*	400	9
Select Comfort*	2,200	45
Sequential Brands Group*	700	10
SFX Entertainment*	1,800	15
Shiloh Industries*	100	2
Shoe Carnival	565	12
Shutterfly*	1,621	70
Signet Jewelers	13,400	1,482
Sinclair Broadcast Group, Cl A	2,826	98
Sizmek*	1,000	10
Skechers U.S.A., Cl A*	1,617	74
Skullcandy*	1,100	8
Smith & Wesson Holding*	2,100	31
Sonic*	17,400	384
Sonic Automotive, Cl A	1,600	43
Sotheby’s	2,484	104
Spartan Motors	1,400	6
Speedway Motorsports	500	9
Stage Stores	46,255	865
Standard Motor Products	800	36
Standard Pacific*	6,200	53
Stein Mart	1,000	14
Steiner Leisure*	600	26
Steven Madden*	2,265	78
Stoneridge*	1,100	12
Strattec Security	100	6
Strayer Education*	500	26
Sturm Ruger	802	47
Superior Industries International	831	17
Systemax*	300	4
Tempur Sealy International*	17,012	1,016
Tenneco*	18,160	1,194

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Texas Roadhouse, Cl A	2,679	$70
Tile Shop Holdings*	800	12
Tilly’s, Cl A*	600	5
Time*	4,500	109
Tower International*	800	29
TRI Pointe Homes*	700	11
TripAdvisor*	20,924	2,273
Tuesday Morning*	31,200	556
Tumi Holdings*	1,900	38
UCP, Cl A*	500	7
Under Armour, Cl A*	23,188	1,379
Unifi*	500	14
Universal Electronics*	700	34
Universal Technical Institute	900	11
Vail Resorts	1,457	112
ValueVision Media, Cl A*	1,600	8
Vera Bradley*	1,000	22
Vince Holding*	500	18
Vitacost.com*	600	4
Vitamin Shoppe*	1,255	54
VOXX International, Cl A*	800	8
WCI Communities*	400	8
Weight Watchers International	1,100	22
West Marine*	700	7
Weyco Group	300	8
William Lyon Homes, Cl A*	500	15
Williams-Sonoma	12,500	897
Winmark	100	7
Winnebago Industries*	1,200	30
Wolverine World Wide	4,107	107
World Wrestling Entertainment, Cl A	1,100	13
Zoe’s Kitchen*	200	7
Zumiez*	800	22

		70,985

Consumer Staples — 3.5%
Alico	100	4
Alliance One International*	3,600	9
Andersons	1,157	60
Annie’s*	600	20
B&G Foods	2,207	72
Boston Beer, Cl A*	338	76
Boulder Brands*	2,300	33
Calavo Growers	400	14
Cal-Maine Foods	600	45
Casey’s General Stores	1,550	108
Central Garden and Pet, Cl A*	1,700	16

Description	Shares	Value (000)

Chefs’ Warehouse*	800	$16
Chiquita Brands International*	2,100	23
Coca-Cola Bottling Consolidated	200	15
Craft Brew Alliance*	400	4
Darling Ingredients*	122,394	2,558
Dean Foods	241,710	4,253
Diamond Foods*	20,687	583
Elizabeth Arden*	1,100	24
Fairway Group Holdings, Cl A*	600	4
Farmer Bros*	200	4
Female Health	900	5
Fresh Del Monte Produce	1,500	46
Fresh Market*	1,700	57
Harbinger Group*	3,400	43
Ingles Markets, Cl A	500	13
Inter Parfums	600	18
Inventure Foods*	600	7
J&J Snack Foods	600	56
John B Sanfilippo & Son	300	8
Lancaster Colony	774	74
Lifeway Foods*	300	4
Limoneira	400	9
Medifast*	600	18
National Beverage*	500	9
Natural Grocers by Vitamin Cottage*	300	6
Nature’s Sunshine Products	500	8
Nutraceutical International*	300	7
Oil-Dri Corp of America	200	6
Omega Protein*	900	12
Orchids Paper Products	300	10
Pantry*	900	15
Post Holdings*	1,792	91
PriceSmart	781	68
Revlon, Cl A*	500	15
Roundy’s	800	4
Sanderson Farms	926	90
Seaboard*	12	36
Seneca Foods, Cl A*	400	12
Snyder’s-Lance	53,861	1,425
SpartanNash	1,500	32
Spectrum Brands Holdings	13,892	1,194
SUPERVALU*	8,625	71
Susser Holdings*	726	59
Synutra International*	1,000	7
Tootsie Roll Industries	727	21
TreeHouse Foods*	11,024	883

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

United Natural Foods*	1,991	$129
Universal	29,297	1,621
USANA Health Sciences*	200	16
Vector Group	2,600	54
Village Super Market, Cl A	300	7
WD-40	608	46
Weis Markets	497	23
WhiteWave Foods, Cl A*	23,600	764

		15,040

Energy — 6.7%
Abraxas Petroleum*	3,600	23
Adams Resources & Energy	100	8
Alon USA Energy	800	10
Alpha Natural Resources*	8,700	32
American Eagle Energy*	1,200	7
Amyris*	1,700	6
Apco Oil and Gas International*	200	3
Approach Resources*	1,400	32
Arch Coal	9,600	35
Ardmore Shipping	700	10
Basic Energy Services*	1,200	35
Bill Barrett*	2,055	55
Bonanza Creek Energy*	1,217	70
BPZ Resources*	5,100	16
Bristow Group	1,431	115
C&J Energy Services*	1,900	64
Callon Petroleum*	82,669	963
CARBO Ceramics	771	119
Carrizo Oil & Gas*	17,890	1,239
CHC Group*	1,800	15
Clayton Williams Energy*	17,180	2,359
Clean Energy Fuels*	2,800	33
Cloud Peak Energy*	2,470	45
Comstock Resources	2,000	58
Contango Oil & Gas*	641	27
Dawson Geophysical	400	11
Delek US Holdings	29,050	820
DHT Holdings	2,800	20
Diamondback Energy*	17,223	1,529
Eclipse Resources*	28,800	724
Emerald Oil*	2,500	19
Energy XXI Bermuda	3,888	92
Equal Energy	1,500	8
Era Group*	800	23
Evolution Petroleum	700	8
EXCO Resources	5,700	34

Description	Shares	Value (000)

Exterran Holdings	2,252	$101
Forest Oil*	4,400	10
Forum Energy Technologies*	2,400	87
Frontline*	1,700	5
FX Energy*	2,400	9
GasLog	1,700	54
Gastar Exploration*	89,005	775
Geospace Technologies*	500	28
Goodrich Petroleum*	1,400	39
Green Plains	1,500	49
Gulf Island Fabrication	600	13
Gulfmark Offshore, Cl A	23,555	1,064
Halcon Resources*	148,100	1,080
Hallador Energy	600	6
Harvest Natural Resources*	1,700	8
Helix Energy Solutions Group*	4,298	113
Hercules Offshore*	6,560	26
Hornbeck Offshore Services*	1,500	70
ION Geophysical*	5,900	25
Jones Energy, Cl A*	500	10
Key Energy Services*	5,341	49
Kodiak Oil & Gas*	10,532	153
Magnum Hunter Resources*	8,100	66
Matador Resources*	2,800	82
Matrix Service*	45,592	1,495
McDermott International*	9,600	78
Midstates Petroleum*	1,400	10
Miller Energy Resources*	1,200	8
Mitcham Industries*	500	7
Natural Gas Services Group*	600	20
Navios Maritime Aquisition*	3,300	12
Newpark Resources*	3,377	42
Nordic American Tankers	4,000	38
North Atlantic Drilling	3,000	32
Northern Oil and Gas*	2,600	42
Nuverra Environmental Solutions*	600	12
Pacific Ethanol*	800	12
Panhandle Oil and Gas, Cl A	300	17
Parker Drilling*	4,700	31
Parsley Energy, Cl A*	2,000	48
Patterson-UTI Energy	36,500	1,275
PBF Energy, Cl A	44,690	1,191
PDC Energy*	1,423	90
Penn Virginia*	76,918	1,304
PetroQuest Energy*	2,500	19
PHI*	500	22

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Pioneer Energy Services*	2,500	$44
Quicksilver Resources*	4,800	13
Renewable Energy Group*	900	10
Resolute Energy*	3,000	26
REX American Resources*	200	15
Rex Energy*	1,800	32
RigNet*	500	27
Ring Energy*	800	14
Rosetta Resources*	2,530	139
RPC	74,600	1,752
RSP Permian*	900	29
Sanchez Energy*	1,896	71
Scorpio Tankers	7,875	80
SEACOR Holdings*	800	66
SemGroup, Cl A	1,682	133
Ship Finance International	2,300	43
Solazyme*	3,100	37
Stone Energy*	2,297	107
Swift Energy*	1,900	25
Synergy Resources*	28,304	375
Teekay Tankers, Cl A	2,600	11
Tesco	1,200	26
TETRA Technologies*	3,200	38
Tidewater	38,185	2,145
TransAtlantic Petroleum*	900	10
Triangle Petroleum*	2,800	33
Tsakos Energy Navigation*	54,870	367
Ultra Petroleum*	76,476	2,271
VAALCO Energy*	1,700	12
Vantage Drilling*	7,900	15
W&T Offshore	1,500	25
Warren Resources*	2,900	18
Western Refining	2,043	77
Westmoreland Coal*	500	18
Willbros Group*	1,500	19
WPX Energy*	103,274	2,468

		28,985

Financials — 18.5%
1st Source	700	21
1st United Bancorp	1,300	11
Acadia Realty Trust‡	2,200	62
Agree Realty‡	700	21
Alexander & Baldwin	1,853	76
Alexander’s‡	100	37
Altisource Asset Management*	57	41
Altisource Portfolio Solutions*	600	69

Description	Shares	Value (000)

Altisource Residential‡	2,400	$62
Ambac Financial Group*	2,800	68
American Assets Trust‡	1,300	45
American Campus Communities‡	17,000	651
American Capital Mortgage Investment‡	2,200	44
American Equity Investment Life Holding	2,910	72
American Financial Group	34,525	2,056
American National Bankshares	300	7
American Realty Capital Healthcare Trust‡	6,900	75
American Residential Properties‡ *	1,300	24
Ameris Bancorp	1,100	24
AMERISAFE	717	29
Ames National	400	9
AmTrust Financial Services	1,300	54
Anworth Mortgage Asset‡	5,398	28
Apollo Commercial Real Estate Finance‡	1,800	30
Apollo Residential Mortgage‡	1,400	23
Ares Commercial Real Estate‡	900	11
Argo Group International Holdings	1,109	57
Arlington Asset Investment, Cl A	800	22
Armada Hoffler Properties‡	800	8
ARMOUR Residential‡	13,803	60
Arrow Financial	500	13
Ashford Hospitality Prime‡	700	12
Ashford Hospitality Trust‡	2,800	32
Associated Estates Realty‡	2,300	41
Assurant	31,183	2,044
Astoria Financial	91,820	1,236
Atlas Financial Holdings*	500	8
AV Homes*	400	7
Aviv‡	700	20
Baldwin & Lyons, Cl B	400	10
Banc of California	900	10
BancFirst	300	19
Banco Latinoamericano de Comercio Exterior, Cl E	1,300	39
Bancorp*	1,600	19
BancorpSouth	3,844	94
Bank Mutual	1,800	10
Bank of Hawaii	36,110	2,119
Bank of Kentucky Financial	300	10
Bank of Marin Bancorp	300	14
Bank of the Ozarks	71,238	2,383
BankFinancial	900	10
Banner	816	32
BBCN Bancorp	3,212	51

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

BBX Capital, Cl A*	300	$5
Beneficial Mutual Bancorp*	1,400	19
Berkshire Hills Bancorp	1,107	26
BGC Partners, Cl A	7,060	53
BNC Bancorp*	700	12
BofI Holding*	500	37
Boston Private Financial Holdings	3,271	44
Bridge Bancorp	400	10
Bridge Capital Holdings*	400	10
Brookline Bancorp	147,715	1,385
Bryn Mawr Bank	500	15
Calamos Asset Management, Cl A	700	9
Camden National	300	12
Campus Crest Communities‡	2,500	22
Capital Bank Financial, Cl A*	900	21
Capital City Bank Group	700	10
Capitol Federal Financial	103,140	1,255
Capstead Mortgage‡	4,000	53
Cardinal Financial	1,200	22
CareTrust‡ *	743	15
Cascade Bancorp*	1,006	5
Cash America International	1,200	53
CatchMark Timber Trust, Cl A‡	400	5
Cathay General Bancorp	3,221	82
Cedar Realty Trust‡	3,735	23
Centerstate Banks	1,100	12
Central Pacific Financial	800	16
Century Bancorp, Cl A	200	7
Chambers Street Properties‡	9,268	75
Charter Financial	759	8
Chatham Lodging Trust‡	1,100	24
Chemical Financial	45,877	1,288
Chesapeake Lodging Trust‡	2,000	60
Citizens, Cl A*	1,700	13
Citizens & Northern	500	10
City Holding	637	29
Clifton Bancorp*	1,089	14
CNB Financial	600	10
CNO Financial Group	8,809	157
CoBiz Financial	1,500	16
Cohen & Steers	800	35
Colony Financial‡	3,800	88
Columbia Banking System	36,370	957
Commerce Bancshares	49,690	2,311
Community Bank System	1,639	59
Community Trust Bancorp	688	24
CommunityOne Bancorp*	300	3

Description	Shares	Value (000)

ConnectOnc Bancorp	500	$10
ConnectOne Bancorp*	100	5
Consolidated-Tomoka Land	100	5
Consumer Portfolio Services*	1,100	8
CorEnergy Infrastructure Trust‡	1,300	10
CoreSite Realty‡	900	30
Cousins Properties‡	8,100	101
Cowen Group, Cl A*	4,300	18
Crawford, Cl B	1,000	10
Credit Acceptance*	300	37
CU Bancorp*	400	8
CubeSmart‡	5,755	105
Customers Bancorp*	920	18
CVB Financial	47,740	765
CyrusOne‡	900	22
CYS Investments‡	6,804	61
DCT Industrial Trust‡	13,500	111
Diamond Hill Investment Group	100	13
DiamondRock Hospitality‡	7,713	99
Dime Community Bancshares	1,218	19
Donegal Group, Cl A	200	3
DuPont Fabros Technology‡	2,649	71
Dynex Capital‡	2,400	21
Eagle Bancorp*	900	30
EastGroup Properties‡	1,293	83
Education Realty Trust‡	4,700	50
eHealth*	800	30
EMC Insurance Group	200	6
Empire State Realty Trust, Cl A‡	3,500	58
Employers Holdings	1,300	28
Encore Capital Group*	1,100	50
Enstar Group*	300	45
Enterprise Bancorp	400	8
Enterprise Financial Services	800	14
EPR Properties‡	2,200	123
Equity One‡	2,600	61
ESB Financial	500	6
Essent Group*	1,700	34
EverBank Financial	3,400	69
Evercore Partners, Cl A	1,363	79
Excel Trust‡	1,933	26
Ezcorp, Cl A*	2,300	27
FBL Financial Group, Cl A	400	18
FBR*	400	11
Federal Agricultural Mortgage, Cl C	500	16
Federated National Holding	500	13

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

FelCor Lodging Trust‡	5,137	$54
Fidelity & Guaranty Life	400	10
Fidelity Southern	600	8
Financial Engines	2,091	94
Financial Institutions	600	14
First American Financial	4,183	116
First Bancorp	1,300	24
First BanCorp*	4,200	23
First Busey	3,209	19
First Business Financial Services	200	9
First Cash Financial Services*	1,166	67
First Citizens BancShares, Cl A	300	74
First Commonwealth Financial	3,838	35
First Community Bancshares	600	9
First Connecticut Bancorp	756	12
First Defiance Financial	400	11
First Financial	500	16
First Financial Bancorp	89,135	1,534
First Financial Bankshares	63,548	1,994
First Financial Holdings*	1,005	61
First Financial Northwest	400	4
First Industrial Realty Trust‡	4,377	82
First Interstate BancSystem, Cl A	800	22
First Merchants	1,440	30
First Midwest Bancorp	3,146	54
First NBC Bank Holding*	600	20
First of Long Island	364	14
First Potomac Realty Trust‡	2,285	30
First Republic Bank	16,343	899
FirstMerit	6,533	129
Flagstar Bancorp*	800	14
Flushing Financial	1,186	24
FNB	152,603	1,956
Forestar Group*	1,300	25
Fox Chase Bancorp	500	8
Franklin Financial*	400	9
Franklin Street Properties‡	3,751	47
FXCM, Cl A	1,600	24
Gain Capital Holdings	700	6
GAMCO Investors, Cl A	200	17
German American Bancorp	500	14
Getty Realty‡	926	18
GFI Group	2,500	8
Glacier Bancorp	2,916	83
Gladstone Commercial‡	600	11
Glimcher Realty Trust‡	6,147	67

Description	Shares	Value (000)

Global Indemnity, Cl A*	300	$8
Government Properties Income Trust‡	2,300	58
Gramercy Property Trust‡	4,400	27
Great Southern Bancorp	400	13
Green Dot, Cl A*	1,300	25
Greenhill	1,152	57
Greenlight Capital Re, Cl A*	1,251	41
Guaranty Bancorp	600	8
Hallmark Financial Services*	400	4
Hancock Holding	139,890	4,940
Hanmi Financial	1,400	30
Hannon Armstrong Sustainable Infrastructure Capital‡	700	10
Hatteras Financial‡	3,900	77
HCI Group	400	16
Healthcare Realty Trust‡	36,699	934
Heartland Financial USA	700	17
Heritage Commerce	900	7
Heritage Financial	1,090	18
Heritage Oaks Bancorp*	1,200	9
Hersha Hospitality Trust, Cl A‡	8,500	57
HFF, Cl A	1,400	52
Highwoods Properties‡	3,700	155
Hilltop Holdings*	2,900	62
Home BancShares	2,200	72
Home Loan Servicing Solutions	2,900	66
HomeStreet	500	9
HomeTrust Bancshares*	800	13
Horace Mann Educators	68,070	2,129
Horizon Bancorp	400	9
Hudson Pacific Properties‡	2,100	53
Hudson Valley Holding	600	11
Iberiabank	19,380	1,341
ICG Group*	63,677	1,329
Independence Holding	500	7
Independent Bank	53,145	2,017
Independent Bank Group	400	22
Infinity Property & Casualty	25,785	1,734
Inland Real Estate‡	3,400	36
International Bancshares	2,242	61
International. FCStone*	600	12
Invesco Mortgage Capital‡	4,852	84
Investment Technology Group*	1,500	25
Investors Bancorp	14,575	161
Investors Real Estate Trust‡	4,213	39
iStar Financial‡ *	3,506	53
Janus Capital Group	6,065	76

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

JGWPT Holdings, Cl A*	500	$6
Kansas City Life Insurance	200	9
KCG Holdings, Cl A*	2,100	25
Kearny Financial*	600	9
Kemper	53,363	1,967
Kennedy-Wilson Holdings	2,802	75
Kite Realty Group Trust‡	5,155	32
Ladder Capital, Cl A*	500	9
Ladenburg Thalmann Financial Services*	4,400	14
Lakeland Bancorp	1,489	16
Lakeland Financial	700	27
LaSalle Hotel Properties‡	4,235	149
Legg Mason	20,448	1,048
Lexington Realty Trust‡	8,300	91
LTC Properties‡	1,500	59
Macatawa Bank*	1,500	8
Mack-Cali Realty‡	3,600	77
Maiden Holdings	1,900	23
MainSource Financial Group	800	14
Manning & Napier, Cl A	600	10
Marcus & Millichap*	400	10
MarketAxess Holdings	1,563	85
Marlin Business Services	300	5
MB Financial	37,310	1,009
Meadowbrook Insurance Group	2,200	16
Medical Properties Trust‡	7,011	93
Mercantile Bank	600	14
Merchants Bancshares	200	6
Meridian Interstate Bancorp*	300	8
Meta Financial Group	300	12
Metro Bancorp*	600	14
MGIC Investment*	13,680	126
MidSouth Bancorp	200	4
MidWestOne Financial Group	200	5
Moelis, Cl A*	300	10
Monmouth Real Estate Investment, Cl A‡	2,360	24
Montpelier Re Holdings	1,500	48
Mortgage Investment Trust‡	1,200	23
NASB Financial	100	2
National Bank Holdings, Cl A	68,290	1,362
National Bankshares	300	9
National General Holdings	1,400	24
National Health Investors‡	1,323	83
National Interstate	300	8
National Penn Bancshares	144,795	1,532

Description	Shares	Value (000)

National Western Life Insurance, Cl A	93	$23
Navigators Group*	400	27
NBT Bancorp	1,822	44
Nelnet, Cl A	800	33
New Residential Investment‡	218,763	1,379
New York‡	7,200	80
New York Mortgage Trust‡	4,100	32
NewBridge Bancorp*	1,000	8
NewStar Financial*	1,100	15
Nicholas Financial	600	9
NMI Holdings, Cl A*	2,100	22
Northfield Bancorp	35,430	464
Northrim BanCorp	200	5
Northwest Bancshares	75,340	1,022
OceanFirst Financial	600	10
OFG Bancorp	1,800	33
Old National Bancorp	82,880	1,184
OmniAmerican Bancorp	500	13
One Liberty Properties‡	500	11
OneBeacon Insurance Group, Cl A	925	14
Oppenheimer Holdings, Cl A	300	7
Oritani Financial	1,900	29
Owens Realty Mortgage‡	400	8
Pacific Continental	700	10
Pacific Premier Bancorp*	700	10
PacWest Bancorp	28,016	1,209
Park National	500	39
Park Sterling	1,700	11
Parkway Properties‡	2,900	60
Peapack Gladstone Financial	400	8
Pebblebrook Hotel Trust‡	2,634	97
Penns Woods Bancorp	200	9
Pennsylvania Real Estate Investment Trust‡	2,818	53
PennyMac Financial Services, Cl A*	500	8
PennyMac Mortgage Investment Trust‡	3,008	66
Peoples Bancorp	500	13
Peoples Financial Services	300	15
PHH*	2,300	53
Phoenix*	300	15
Physicians Realty Trust‡	38,150	549
PICO Holdings*	1,000	24
Pinnacle Financial Partners	1,400	55
Piper Jaffray*	700	36
Platinum Underwriters Holdings	1,100	71
Portfolio Recovery Associates*	2,052	121
Potlatch‡	1,662	69

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Preferred Bank*	500	$12
Primerica	50,300	2,407
PrivateBancorp	2,797	81
ProAssurance	31,810	1,412
Prosperity Bancshares	2,800	175
Provident Financial Services	2,428	42
PS Business Parks‡	800	67
Pzena Investment Management, Cl A	700	8
QTS Realty Trust*	500	14
Radian Group	7,845	116
RAIT Financial Trust‡	3,300	27
Ramco-Gershenson Properties Trust‡	2,700	45
RE, Cl A	500	15
Redwood Trust‡	3,500	68
Regional Management*	200	3
Renasant	1,367	40
Republic Bancorp, Cl A	400	9
Resource America, Cl A	800	7
Resource Capital‡	5,733	32
Retail Opportunity Investments‡	2,900	46
Rexford Industrial Realty‡	700	10
RLI	1,796	82
RLJ Lodging Trust‡	5,174	149
Rouse Properties‡	1,100	19
Ryman Hospitality Properties‡	1,651	79
S&T Bancorp	1,274	32
Sabra Health Care‡	36,584	1,051
Safeguard Scientifics*	800	17
Safety Insurance Group	587	30
Sandy Spring Bancorp	959	24
Saul Centers‡	300	15
Seacoast Banking	700	8
Select Income‡	1,500	44
Selective Insurance Group	2,348	58
Sierra Bancorp	500	8
Signature Bank NY*	16,837	2,124
Silver Bay Realty Trust‡	1,600	26
Silvercrest Asset Management Group, Cl A	100	2
Simmons First National, Cl A	700	28
Southside Bancshares	810	23
Southwest Bancorp	900	15
Sovran Self Storage‡	1,300	100
Springleaf Holdings, Cl A*	1,000	26
St. Joe*	2,600	66
STAG Industrial‡	2,100	50
Starwood Waypoint Residential Trust‡ *	1,600	42

Description	Shares	Value (000)

State Auto Financial	600	$14
State Bank Financial	1,201	20
Sterling Bancorp	3,346	40
Stewart Information Services	800	25
Stifel Financial*	2,653	125
Stock Yards Bancorp	600	18
Stonegate Bank	400	10
Stonegate Mortgage*	500	7
Strategic Hotels & Resorts‡ *	9,991	117
Suffolk Bancorp*	500	11
Summit Hotel Properties‡	3,100	33
Sun Bancorp*	1,200	5
Sun Communities‡	1,695	84
Sunstone Hotel Investors‡	7,442	111
Susquehanna Bancshares	116,581	1,231
SWS Group*	1,200	9
Symetra Financial	113,130	2,574
Talmer Bancorp, Cl A*	900	12
Taylor Capital Group*	800	17
Tejon Ranch*	600	19
Terreno Realty‡	1,200	23
Territorial Bancorp	384	8
Texas Capital Bancshares*	1,752	95
The Geo Group*	2,952	105
Third Point Reinsurance*	2,300	35
Tompkins Financial	569	27
TowneBank	1,200	19
Tree.com*	300	9
Trico Bancshares	700	16
Tristate Capital Holdings*	900	13
TrustCo Bank NY	3,700	25
Trustmark	2,600	64
UMB Financial	1,507	96
UMH Properties‡	1,000	10
Umpqua Holdings	6,542	117
Union Bankshares	1,776	46
United Bankshares	2,676	87
United Community Banks	1,900	31
United Community Financial*	2,000	8
United Financial Bancorp	2,012	27
United Fire Group	900	26
United Insurance Holdings*	700	12
Universal Health Realty Income Trust‡	498	22
Universal Insurance Holdings	1,000	13
Univest Corp of Pennsylvania	634	13
Urstadt Biddle Properties, Cl A‡	926	19
Valley National Bancorp	8,100	80

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

VantageSouth Bancshares*	900	$5
ViewPoint Financial Group	1,600	43
Virtus Investment Partners	300	64
Walker & Dunlop*	700	10
Walter Investment Management*	1,500	45
Washington Federal	55,045	1,236
Washington Real Estate Investment Trust‡	2,560	67
Washington Trust Bancorp	585	22
Waterstone Financial	1,400	16
Webster Financial	3,550	112
WesBanco	1,151	36
West Bancorporation	600	9
Westamerica Bancorporation	30,820	1,611
Western Alliance Bancorp*	3,161	75
Western Asset Mortgage Capital‡	1,600	23
Westwood Holdings Group	300	18
Whitestone, Cl B‡	900	13
Wilshire Bancorp	2,800	29
Winthrop Realty Trust‡	1,500	23
Wintrust Financial	1,800	83
WisdomTree Investments*	4,104	51
World Acceptance*	300	23
WSFS Financial	300	22
Yadkin Financial*	500	9

		79,867

Health Care — 9.6%
Abaxis	900	40
ABIOMED*	1,600	40
Acadia Healthcare*	1,492	68
ACADIA Pharmaceuticals*	3,294	74
Accelerate Diagnostics*	944	25
Acceleron Pharma*	700	24
Accuray*	3,000	26
AcelRx Pharmaceuticals*	800	8
Achillion Pharmaceuticals*	3,900	30
Acorda Therapeutics*	1,704	57
Addus HomeCare*	300	7
Adeptus Health, Cl A*	8,100	205
Aegerion Pharmaceuticals*	1,140	37
Aerie Pharmaceuticals*	300	7
Affymetrix*	2,800	25
Agenus*	2,500	8
Agios Pharmaceuticals*	600	27
Air Methods*	1,640	85
Akebia Therapeutics*	300	8

Description	Shares	Value (000)

Akorn*	33,284	$1,107
Albany Molecular Research*	900	18
Alimera Sciences*	1,100	7
Alliance HealthCare Services*	300	8
Almost Family*	300	7
Alnylam Pharmaceuticals*	11,542	729
AMAG Pharmaceuticals*	1,000	21
Amedisys*	1,000	17
AMN Healthcare Services*	2,000	25
Ampio Pharmaceuticals*	1,700	14
Amsurg, Cl A*	1,332	61
Anacor Pharmaceuticals*	1,000	18
Analogic	496	39
AngioDynamics*	1,100	18
ANI Pharmaceuticals*	19,185	661
Anika Therapeutics*	500	23
Antares Pharma*	4,400	12
Aratana Therapeutics*	1,000	16
Arena Pharmaceuticals*	9,128	53
ARIAD Pharmaceuticals*	6,700	43
Array BioPharma*	4,800	22
Arrowhead Research*	2,100	30
AtriCure*	67,962	1,249
Atrion	62	20
Auspex Pharmaceuticals*	400	9
Auxilium Pharmaceuticals*	2,000	40
AVANIR Pharmaceuticals, Cl A*	6,300	36
BioCryst Pharmaceuticals*	2,800	36
BioDelivery Sciences International*	1,500	18
Bio-Path Holdings*	3,000	9
Bio-Reference Labs*	1,100	33
BioScrip*	2,600	22
BioTelemetry*	1,100	8
BioTime*	2,300	7
Bluebird Bio*	800	31
Brookdale Senior Living*	26,000	867
Cambrex*	1,300	27
Cantel Medical	1,293	47
Capital Senior Living*	1,300	31
Cara Therapeutics*	100	2
Cardiovascular Systems*	23,698	738
Castlight Health, Cl B*	500	8
Catamaran*	24,800	1,095
Celldex Therapeutics*	16,605	271
Cellular Dynamics International*	300	4
Cempra*	800	9

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Cepheid*	2,837	$136
Cerus*	3,100	13
Chemed	719	67
ChemoCentryx*	1,400	8
Chimerix*	1,100	24
Chindex International*	500	12
Clovis Oncology*	1,000	41
Computer Programs & Systems	482	31
CONMED	1,166	51
Corcept Therapeutics*	3,100	9
CorVel*	500	23
Cross Country Healthcare*	1,100	7
CryoLife	1,000	9
CTI BioPharma*	5,700	15
Cyberonics*	1,041	65
Cynosure, Cl A*	700	15
Cytokinetics*	1,600	8
Cytori Therapeutics*	2,600	6
CytRx*	2,300	10
Dendreon*	6,200	14
Depomed*	61,750	858
Derma Sciences*	800	9
DexCom*	16,802	666
Durata Therapeutics*	500	9
Dyax*	5,500	53
Dynavax Technologies*	10,500	17
Emergent Biosolutions*	1,079	24
Emeritus*	1,600	51
Enanta Pharmaceuticals*	400	17
Endocyte*	1,300	9
Endologix*	2,439	37
Ensign Group	843	26
Envision Healthcare Holdings*	28,255	1,015
Epizyme*	500	16
Esperion Therapeutics*	300	5
Exact Sciences*	34,123	581
Exactech*	400	10
ExamWorks Group*	30,751	976
Exelixis*	7,975	27
Five Prime Therapeutics*	400	6
Five Star Quality Care*	1,800	9
Fluidigm*	1,100	32
Foundation Medicine*	300	8
Furiex Pharmaceuticals*	300	32
Galectin Therapeutics*	700	10
Galena Biopharma*	4,500	14
GenMark Diagnostics*	1,600	22

Description	Shares	Value (000)

Genocea Biosciences*	100	$2
Genomic Health*	700	19
Gentiva Health Services*	1,300	20
Geron*	7,000	22
Globus Medical, Cl A*	48,980	1,172
Greatbatch*	1,026	50
Haemonetics*	2,153	76
Halozyme Therapeutics*	3,879	38
Hanger*	1,400	44
HealthSouth	63,926	2,292
HealthStream*	900	22
Healthways*	1,500	26
HeartWare International*	670	59
Heron Therapeutics*	800	10
HMS Holdings*	3,442	70
Horizon Pharma*	81,395	1,288
Hyperion Therapeutics*	300	8
ICU Medical*	500	30
Idenix Pharmaceuticals*	4,700	113
Idera Pharmaceuticals*	2,400	7
IDEXX Laboratories*	11,450	1,530
ImmunoGen*	3,399	40
Immunomedics*	3,100	11
Impax Laboratories*	2,786	83
Incyte*	11,767	664
Infinity Pharmaceuticals*	2,100	27
Inogen*	100	2
Inovio Pharmaceuticals*	2,400	26
Insmed*	1,500	30
Insulet*	2,153	85
Insys Therapeutics*	300	9
Integra LifeSciences Holdings*	1,000	47
InterMune*	3,883	171
Intra-Cellular Therapies*	700	12
Intrexon*	1,400	35
Invacare	1,500	28
IPC The Hospitalist*	700	31
Ironwood Pharmaceuticals, Cl A*	4,583	70
Isis Pharmaceuticals*	4,738	163
Karyopharm Therapeutics*	500	23
Keryx Biopharmaceuticals*	3,700	57
Kindred Biosciences*	300	6
Kindred Healthcare	2,300	53
KYTHERA Biopharmaceuticals*	700	27
Landauer	400	17
Lannett*	1,000	50
LDR Holding*	700	18

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Lexicon Pharmaceuticals*	9,000	$14
LHC Group*	500	11
LifePoint Hospitals*	16,400	1,018
Ligand Pharmaceuticals*	11,475	715
Luminex*	1,500	26
MacroGenics*	800	17
Magellan Health*	1,144	71
Mallinckrodt*	14,868	1,190
MannKind*	9,300	102
Masimo*	1,982	47
MedAssets*	2,600	59
Medicines*	2,590	75
Medidata Solutions*	2,200	94
Medivation*	21,408	1,650
Merge Healthcare*	3,900	9
Meridian Bioscience	1,611	33
Merit Medical Systems*	1,900	29
Merrimack Pharmaceuticals*	4,000	29
MiMedx Group*	4,000	28
Molina Healthcare*	1,200	54
Momenta Pharmaceuticals*	1,810	22
MWI Veterinary Supply*	459	65
NanoViricides*	1,600	7
National Healthcare	400	23
National Research, Cl A*	600	8
Natus Medical*	1,300	33
Navidea Biopharmaceuticals*	4,900	7
Nektar Therapeutics*	5,350	69
Neogen*	1,514	61
Neuralstem*	2,800	11
Neurocrine Biosciences*	3,053	45
NewLink Genetics*	700	19
Northwest Biotherapeutics*	1,400	9
Novadaq Technologies*	22,682	374
Novavax*	7,500	35
NPS Pharmaceuticals*	4,202	139
NuVasive*	1,905	68
NxStage Medical*	42,700	614
Omeros*	1,500	26
Omnicare	16,691	1,110
Omnicell*	1,500	43
OncoMed Pharmaceuticals*	14,453	337
Oncothyreon*	2,900	9
Ophthotech*	400	17
OPKO Health*	8,074	71
OraSure Technologies*	2,400	21

Description	Shares	Value (000)

Orexigen Therapeutics*	4,500	$28
Organovo Holdings*	2,500	21
Orthofix International*	700	25
Osiris Therapeutics*	700	11
OvaScience*	600	6
Owens & Minor	2,600	88
Oxford Immunotec Global*	400	7
Pacific Biosciences of California*	1,800	11
Pacira Pharmaceuticals*	16,417	1,507
Pain Therapeutics*	1,500	9
PAREXEL International*	2,208	117
PDL BioPharma	6,731	65
Peregrine Pharmaceuticals*	6,800	13
Pernix Therapeutics Holdings*	1,400	13
Pharmacyclics*	7,100	637
PharMerica*	27,973	800
Phibro Animal Health, Cl A*	600	13
PhotoMedex*	400	5
Portola Pharmaceuticals*	1,500	44
Pozen	1,100	9
Prestige Brands Holdings*	2,160	73
Progenics Pharmaceuticals*	3,500	15
Prothena*	600	14
Providence Service*	12,525	458
PTC Therapeutics*	900	24
Puma Biotechnology*	988	65
Quality Systems	1,600	26
Quidel*	1,200	27
RadNet*	1,300	9
Raptor Pharmaceutical*	2,600	30
Receptos*	600	26
Regulus Therapeutics*	700	6
Relypsa*	700	17
Repligen*	1,400	32
Repros Therapeutics*	1,000	17
Retrophin*	1,000	12
Revance Therapeutics*	300	10
Rigel Pharmaceuticals*	3,500	13
Rockwell Medical*	1,700	20
RTI Surgical*	2,500	11
Sagent Pharmaceuticals*	800	21
Sangamo BioSciences*	2,600	40
Sarepta Therapeutics*	1,700	51
SciClone Pharmaceuticals*	2,400	13
Select Medical Holdings	3,200	50
Sequenom*	5,000	19
Skilled Healthcare Group, Cl A*	500	3

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Spectranetics*	1,800	$41
Spectrum Pharmaceuticals*	2,400	20
STAAR Surgical*	1,500	25
Stemline Therapeutics*	400	6
STERIS	18,949	1,013
Sucampo Pharmaceuticals, Cl A*	900	6
Sunesis Pharmaceuticals*	1,300	8
Supernus Pharmaceuticals*	1,000	11
Surgical Care Affiliates*	400	12
SurModics*	700	15
Symmetry Medical*	1,700	15
Synageva BioPharma*	811	85
Synergy Pharmaceuticals*	3,500	14
Synta Pharmaceuticals*	2,000	8
Tandem Diabetes Care*	400	7
Team Health Holdings*	22,360	1,116
Techne	17,670	1,635
TESARO*	600	19
Tetraphase Pharmaceuticals*	600	8
TG Therapeutics*	1,000	9
TherapeuticsMD*	3,200	14
Theravance*	3,300	98
Theravance Biopharma*	1,000	32
Thoratec*	2,248	78
Threshold Pharmaceuticals*	1,900	8
Tornier*	1,200	28
Triple-S Management, Cl B*	1,000	18
Ultragenyx Pharmaceutical*	300	13
Unilife*	3,900	12
Universal American	1,700	14
US Physical Therapy	400	14
Utah Medical Products	100	5
Vanda Pharmaceuticals*	1,400	23
Vascular Solutions*	800	18
Veracyte*	100	2
Verastem*	700	6
Versartis*	300	8
VIVUS*	3,200	17
Vocera Communications*	700	9
Volcano*	2,000	35
WellCare Health Plans*	1,778	133
West Pharmaceutical Services	2,868	121
Wright Medical Group*	34,510	1,084
Xencor*	400	5
XenoPort*	2,300	11
XOMA*	3,300	15
Zeltiq Aesthetics*	800	12

Description	Shares	Value (000)

ZIOPHARM Oncology*	3,200	$13
Zogenix*	4,400	9

		41,126

Industrials — 16.7%
AAON	1,200	40
AAR	1,600	44
ABM Industries	58,438	1,577
Acacia Research	81,110	1,439
ACCO Brands*	4,700	30
Accuride*	1,300	6
Aceto	1,200	22
Actuant, Cl A	2,781	96
Acuity Brands	8,000	1,107
Advisory Board*	1,462	76
Aegion, Cl A*	1,600	37
Aerovironment*	800	25
Air Transport Services Group*	2,300	19
Aircastle	2,800	50
Alamo Group	300	16
Albany International, Cl A	1,215	46
Allegiant Travel, Cl A	568	67
Allison Transmission Holdings	28,800	896
Altra Industrial Motion	27,823	1,012
Ameresco, Cl A*	800	6
American Railcar Industries	400	27
American Science & Engineering	300	21
American Woodmark*	500	16
Apogee Enterprises	1,100	38
Applied Industrial Technologies	1,656	84
ARC Document Solutions*	1,400	8
ArcBest	1,100	48
Argan	500	19
Astec Industries	23,338	1,024
Astronics*	600	34
Atlas Air Worldwide Holdings*	1,100	41
AZZ	1,090	50
Baltic Trading*	2,000	12
Barnes Group	24,470	943
Barrett Business Services	300	14
Beacon Roofing Supply*	2,079	69
Blount International*	2,200	31
Brady, Cl A	1,917	57
Briggs & Stratton	60,650	1,242
Brink’s	2,030	57
Builders FirstSource*	1,800	13
CAI International*	800	18

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Capstone Turbine*	13,700	$21
Casella Waste Systems, Cl A*	1,600	8
CBIZ*	1,400	13
CDI	600	9
Ceco Environmental	700	11
Celadon Group	900	19
Cenveo*	2,200	8
Chart Industries*	1,221	101
CIRCOR International	12,762	984
Civeo*	3,800	95
CLARCOR	34,350	2,126
Columbus McKinnon	900	24
Comfort Systems USA	1,700	27
Commercial Vehicle Group*	1,000	10
Continental Building Products*	700	11
Con-way	2,795	141
Corporate Executive Board	1,349	92
CRA International*	400	9
Cubic	800	36
Curtiss-Wright	1,980	130
Deluxe	43,747	2,562
DigitalGlobe*	3,108	86
Douglas Dynamics	871	15
Ducommun*	400	10
DXP Enterprises*	500	38
Dycom Industries*	1,325	41
Dynamic Materials	500	11
Echo Global Logistics*	800	15
EMCOR Group	2,660	118
Encore Wire	852	42
Energy Recovery*	1,900	9
EnerSys	1,918	132
Engility Holdings*	700	27
Ennis	1,100	17
Enphase Energy*	400	3
EnPro Industries*	900	66
Erickson*	300	5
ESCO Technologies	1,000	35
Esterline Technologies*	1,232	142
ExOne*	300	12
Exponent	500	37
Federal Signal	2,500	37
Forward Air	26,286	1,259
Franklin Covey*	400	8
Franklin Electric	1,969	79
FreightCar America	500	13
FTI Consulting*	1,709	65

Description	Shares	Value (000)

FuelCell Energy*	8,800	$21
Furmanite*	1,800	21
G&K Services, Cl A	846	44
GenCorp*	2,493	48
Generac Holdings*	2,778	135
General Cable	41,232	1,058
Gibraltar Industries*	1,400	22
Global Brass & Copper Holdings	500	8
Global Power Equipment Group	700	11
Gorman-Rupp	800	28
GP Strategies*	700	18
GrafTech International*	4,900	51
Graham	500	17
Granite Construction	55,437	1,994
Great Lakes Dredge & Dock*	2,600	21
Greenbrier*	1,000	58
Griffon	1,600	20
H&E Equipment Services*	1,300	47
Harsco	53,435	1,424
Hawaiian Holdings*	61,300	840
Healthcare Services Group	2,778	82
Heartland Express	45,282	967
HEICO	2,608	135
Heidrick & Struggles International	900	17
Heritage-Crystal Clean*	500	10
Herman Miller	31,709	959
Hexcel*	48,502	1,984
Hillenbrand	25,645	837
HNI	1,805	71
Houston Wire & Cable	600	7
Hub Group, Cl A*	1,382	70
Hurco	300	8
Huron Consulting Group*	6,437	456
Hyster-Yale Materials Handling	400	35
ICF International*	900	32
InnerWorkings*	1,200	10
Insperity	1,000	33
Insteel Industries	600	12
Interface, Cl A	2,423	46
International Shipholding	300	7
ITT	23,756	1,143
JetBlue Airways*	89,247	968
John Bean Technologies	1,300	40
Kadant	500	19
Kaman	1,145	49
KAR Auction Services	33,472	1,067

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Kelly Services, Cl A	1,248	$21
KEYW Holding*	1,300	16
Kforce	1,200	26
Kimball International, Cl B	1,400	23
Kirby*	7,800	913
Knight Transportation	31,600	752
Knightsbridge Tankers	1,200	17
Knoll	42,344	734
Korn*	2,000	59
Kratos Defense & Security Solutions*	1,900	15
Layne Christensen*	800	11
LB Foster, Cl A	400	22
Lindsay	500	42
LMI Aerospace*	600	8
LSI Industries	900	7
Lydall*	800	22
Manitex International*	600	10
Marten Transport	1,000	22
Masonite International*	1,200	68
MasTec*	2,502	77
Matson	1,781	48
McGrath RentCorp	6,060	223
Meritor*	71,880	937
Middleby*	10,551	873
Miller Industries	500	10
Mistras Group*	27,874	683
Mobile Mini	25,092	1,202
Moog, Cl A*	1,788	130
MSA Safety	1,170	67
Mueller Industries	69,734	2,052
Mueller Water Products, Cl A	6,690	58
Multi-Color	500	20
MYR Group*	800	20
National Presto Industries	200	15
Navigant Consulting*	1,864	33
Navios Maritime Holdings	3,200	32
NCI Building Systems*	900	17
NL Industries	500	5
NN	800	20
Norcraft*	200	3
Nortek*	400	36
Northwest Pipe*	400	16
On Assignment*	2,181	78
Orbital Sciences*	2,408	71
Orion Marine Group*	1,100	12
Park-Ohio Holdings	400	23

Description	Shares	Value (000)

Patrick Industries*	300	$14
Patriot Transportation Holding*	300	10
Pendrell*	6,100	11
Performant Financial*	900	9
PGT*	68,875	583
Pike*	900	8
Pitney Bowes	148,168	4,091
Plug Power*	6,800	32
Ply Gem Holdings*	600	6
Polypore International*	1,781	85
Powell Industries	347	23
Power Solutions International*	100	7
PowerSecure International*	700	7
Preformed Line Products	100	5
Primoris Services	1,400	40
Proto Labs*	914	75
Quad	1,100	25
Quality Distribution*	1,000	15
Quanex Building Products	1,500	27
Raven Industries	1,430	47
RBC Bearings	932	60
Regal-Beloit	22,240	1,748
Republic Airways Holdings*	2,000	22
Resources Connection	82,890	1,087
Revolution Lighting Technologies*	1,900	4
Rexnord*	3,100	87
Roadrunner Transportation Systems*	1,100	31
Robert Half International	9,200	439
RPX*	2,200	39
Rush Enterprises, Cl A*	24,497	848
Ryder System	4,900	432
Safe Bulkers	1,600	16
Saia*	12,961	569
Schawk, Cl A	600	12
Scorpio Bulkers*	5,400	48
Simpson Manufacturing	36,060	1,311
SkyWest	2,100	26
SP Plus*	600	13
Sparton*	500	14
Spirit Airlines*	16,526	1,045
SPX	8,327	901
Standex International	540	40
Steelcase, Cl A	138,766	2,100
Sterling Construction*	700	7
Stock Building Supply Holdings*	600	12
Sun Hydraulics	927	38

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Swift Transportation, Cl A*	3,541	$89
TAL International Group	1,403	62
Taser International*	2,400	32
Team*	900	37
Teledyne Technologies*	1,500	146
Tennant	751	57
Tetra Tech	2,482	68
Textainer Group Holdings	900	35
Thermon Group Holdings*	1,100	29
Titan International	1,800	30
Titan Machinery*	700	12
Towers Watson, Cl A	7,610	793
Trex*	1,400	40
TriMas*	1,899	72
TriNet Group*	600	14
Trinity Industries	10,300	450
Triumph Group	29,940	2,090
TrueBlue*	1,654	46
Tutor Perini*	1,500	48
Twin Disc	300	10
Ultrapetrol Bahamas*	1,500	4
UniFirst	563	60
United Stationers	1,663	69
Universal Forest Products	800	39
Universal Truckload Services	300	8
URS	19,410	890
US Ecology	17,500	857
UTi Worldwide*	3,607	37
Valmont Industries	15,032	2,285
Viad	900	21
Vicor*	700	6
VSE	200	14
Wabash National*	2,700	38
WABCO Holdings*	4,300	459
WageWorks*	24,175	1,164
Watsco	1,000	103
Watts Water Technologies, Cl A	1,200	74
Werner Enterprises	1,900	50
Wesco Aircraft Holdings*	2,100	42
West	1,600	43
Woodward	2,666	134
Xerium Technologies*	500	7
XPO Logistics*	43,413	1,242
YRC Worldwide*	1,400	39

		71,649

Description	Shares	Value (000)

Information Technology — 18.2%
ACI Worldwide*	1,456	$81
Actuate*	1,700	8
Acxiom*	3,106	67
ADTRAN	49,804	1,125
Advanced Energy Industries*	1,500	29
Advent Software	2,100	68
Aeroflex Holding*	600	6
Agilysys*	600	8
Alliance Fiber Optic Products	500	9
Allot Communications*	79,917	1,043
Alpha & Omega Semiconductor*	500	5
Ambarella*	1,200	37
American Software, Cl A	1,000	10
Amkor Technology*	3,500	39
Angie’s List*	1,600	19
Anixter International	1,100	110
Applied Micro Circuits*	3,300	36
Applied Optoelectronics*	300	7
Aruba Networks*	4,202	74
Aspen Technology*	15,217	706
Audience*	600	7
Autodesk*	21,100	1,190
AVG Technologies*	1,100	22
Axcelis Technologies*	4,400	9
Badger Meter	643	34
Bankrate*	2,700	47
Barracuda Networks*	200	6
Bazaarvoice*	2,000	16
Bel Fuse, Cl B	400	10
Belden	1,784	139
Benchmark Electronics*	2,300	59
Benefitfocus*	13,000	601
Black Box	700	16
Blackbaud	49,649	1,774
Blackhawk Network Holdings, Cl A*	2,191	61
Blucora*	1,600	30
Bottomline Technologies de*	1,556	47
Brightcove*	1,100	12
Broadridge Financial Solutions	52,089	2,169
BroadSoft*	1,100	29
Brocade Communications Systems	245,800	2,262
Brooks Automation	2,700	29
Cabot Microelectronics*	50,343	2,247
CACI International, Cl A*	1,000	70
CalAmp*	1,400	30

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Calix*	1,700	$14
Callidus Software*	1,800	21
Carbonite*	700	8
Cardtronics*	1,863	63
Care.com*	100	1
Cass Information Systems	400	20
Cavium*	2,110	105
CEVA*	900	13
ChannelAdvisor*	800	21
Checkpoint Systems*	1,600	22
CIBER*	3,100	15
Ciena*	39,246	850
Cinedigm, Cl A*	3,100	8
Cirrus Logic*	2,400	55
Clearfield*	500	8
Cognex*	3,562	137
Coherent*	1,021	68
Cohu	64,100	686
CommVault Systems*	1,892	93
Computer Task Group	600	10
Compuware	8,900	89
comScore*	64,258	2,281
Comtech Telecommunications	600	22
Comverse*	1,000	27
Constant Contact*	32,879	1,056
Control4*	34,900	683
Convergys	3,931	84
Conversant*	95,172	2,418
Cornerstone OnDemand*	2,202	101
CoStar Group*	6,721	1,063
Covisint*	500	2
Cray*	1,600	43
CSG Systems International	1,376	36
CTS	1,466	27
CUI Global*	800	7
Cvent*	700	20
Cypress Semiconductor	6,065	66
Daktronics	1,400	17
Datalink*	800	8
Dealertrack Technologies*	2,204	100
Demand Media*	1,500	7
Demandware*	1,200	83
Dice Holdings*	1,400	11
Diebold	27,270	1,095
Digi International*	900	8
Digimarc	300	10

Description	Shares	Value (000)

Digital River*	1,473	$23
Diodes*	1,400	41
Dot Hill Systems*	2,400	11
DSP Group*	800	7
DTS*	600	11
E2open*	600	12
EarthLink Holdings	4,500	17
Eastman Kodak*	700	17
Ebix	1,200	17
Electro Rent	700	12
Electro Scientific Industries	1,000	7
Electronic Arts*	26,680	957
Electronics For Imaging*	27,119	1,225
Ellie Mae*	1,100	34
Emulex*	3,771	21
Endurance International Group Holdings*	900	14
EnerNOC*	1,200	23
Entegris*	5,409	74
Entropic Communications*	3,400	11
Envestnet*	1,400	68
EPAM Systems*	1,400	61
Epiq Systems	1,300	18
ePlus*	100	6
Euronet Worldwide*	2,028	98
EVERTEC	2,700	65
Exar*	1,700	19
ExlService Holdings*	1,300	38
Extreme Networks*	4,400	20
F5 Networks*	14,700	1,639
Fabrinet*	1,300	27
Fair Isaac	1,406	90
Fairchild Semiconductor International, Cl A*	5,100	80
FARO Technologies*	14,463	710
FEI	1,689	153
Finisar*	3,742	74
FleetMatics Group*	1,500	49
FormFactor*	2,400	20
Forrester Research	500	19
Fusion-io*	4,400	50
Gigamon*	1,000	19
Global Cash Access Holdings*	3,000	27
Global Eagle Entertainment*	1,100	14
Glu Mobile*	2,300	12
Gogo*	2,300	45
GrubHub*	400	14
GSI Group*	1,200	15

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

GT Advanced Technologies*	148,050	$2,753
Guidance Software*	700	6
Guidewire Software*	2,750	112
Hackett Group	700	4
Harmonic*	4,316	32
Heartland Payment Systems	1,503	62
Higher One Holdings*	1,300	5
Hittite Microwave	3,689	288
iGATE*	1,400	51
II-VI*	2,100	30
Immersion*	1,000	13
Imperva*	800	21
Infinera*	5,000	46
Infoblox*	2,355	31
Inphi*	1,100	16
Insight Enterprises*	1,700	52
Integrated Device Technology*	77,079	1,192
Integrated Silicon Solution*	1,400	21
Interactive Intelligence Group*	600	34
InterDigital	1,700	81
Internap Network Services*	2,300	16
International Rectifier*	2,876	80
Intersil, Cl A	71,091	1,063
Intevac*	1,000	8
Intralinks Holdings*	1,700	15
InvenSense, Cl A*	2,900	66
Itron*	1,500	61
Ixia*	2,500	29
IXYS	900	11
j2 Global	1,901	97
Jive Software*	1,800	15
Kemet*	1,700	10
Kofax*	3,000	26
Kopin*	2,700	9
KVH Industries*	600	8
Lattice Semiconductor*	4,700	39
Lexmark International, Cl A	49,353	2,376
Limelight Networks*	1,600	5
Lionbridge Technologies*	2,500	15
Liquidity Services*	1,000	16
Littelfuse	911	85
LivePerson*	2,500	25
LogMeIn*	25,421	1,185
Luxoft Holding, Cl A*	200	7
M*	400	9
Manhattan Associates*	2,980	103
ManTech International, Cl A	1,000	30

Description	Shares	Value (000)

Marchex, Cl B	101,463	$1,220
Marin Software*	600	7
Marketo*	1,000	29
Mavenir Systems*	400	6
MAXIMUS	2,635	113
MaxLinear, Cl A*	1,000	10
Maxwell Technologies*	1,300	20
Measurement Specialties*	582	50
Mentor Graphics	3,839	83
Mercury Systems*	1,300	15
Mesa Laboratories	100	8
Methode Electronics	1,500	57
Micrel	101,515	1,145
Microsemi*	28,523	763
MicroStrategy, Cl A*	300	42
Millennial Media*	3,100	15
MKS Instruments	44,278	1,383
Model N*	500	6
ModusLink Global Solutions*	1,500	6
MoneyGram International*	1,000	15
Monolithic Power Systems	1,600	68
Monotype Imaging Holdings	1,588	45
Monster Worldwide*	4,000	26
Move*	1,648	24
MTS Systems	600	41
Multi-Fineline Electronix*	500	6
Nanometrics*	1,000	18
NETGEAR*	1,441	50
NetScout Systems*	1,500	67
NeuStar, Cl A*	2,400	62
Newport*	1,500	28
NIC	2,665	42
Nimble Storage*	400	12
Numerex, Cl A*	600	7
NVE*	200	11
Oclaro*	3,800	8
OmniVision Technologies*	2,300	51
OpenTable*	927	96
Oplink Communications*	800	14
OSI Systems*	800	53
Pandora Media*	81,550	2,407
Park Electrochemical	790	22
ParkerVision*	3,900	6
PC Connection	400	8
PDF Solutions*	1,200	25
Pegasystems	1,400	30

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Peregrine Semiconductor*	1,100	$8
Perficient*	1,300	25
Pericom Semiconductor*	900	8
Photronics*	2,300	20
Plantronics	1,774	85
Plexus*	1,432	62
PLX Technology*	1,700	11
PMC-Sierra*	7,042	54
Polycom*	5,600	70
Power Integrations	1,245	72
PRGX Global*	1,200	8
Procera Networks*	800	8
Progress Software*	2,164	52
Proofpoint*	28,917	1,083
PROS Holdings*	1,033	27
QAD*	200	4
Qlik Technologies*	3,722	84
QLogic*	3,539	36
Qualys*	700	18
Quantum*	7,800	10
QuickLogic*	2,200	11
QuinStreet*	1,300	7
Rally Software Development*	400	4
Rambus*	69,026	987
RealD*	1,900	24
RealNetworks*	900	7
RealPage*	2,000	45
Reis	200	4
RF Micro Devices*	11,749	113
Rocket Fuel*	700	22
Rofin-Sinar Technologies*	1,100	26
Rogers*	700	46
Rosetta Stone*	700	7
Rubicon Technology*	900	8
Ruckus Wireless*	2,100	25
Rudolph Technologies*	1,300	13
Sanmina*	3,315	76
Sapiens International*	600	5
Sapient*	4,481	73
ScanSource*	1,211	46
Science Applications International	1,700	75
SciQuest*	1,200	21
Seachange International*	1,500	12
Semtech*	2,608	68
ServiceNow*	40,145	2,486
ServiceSource International*	2,300	13
ShoreTel*	2,500	16

Description	Shares	Value (000)

Shutterstock*	11,268	$935
Silicon Graphics International*	1,300	13
Silicon Image*	3,600	18
Silicon Laboratories*	1,800	89
Silicon Motion Technology ADR	54,411	1,112
Silver Spring Networks*	1,400	19
Skyworks Solutions	19,400	911
Solera Holdings	14,663	985
Sonus Networks*	10,000	36
Spansion, Cl A*	29,700	626
Speed Commerce*	1,900	7
Splunk*	25,441	1,408
SPS Commerce*	700	44
SS&C Technologies Holdings*	2,764	122
Stamps.com*	600	20
SunPower, Cl A*	19,628	804
Super Micro Computer*	1,500	38
Sykes Enterprises*	1,500	33
Synaptics*	6,682	606
Synchronoss Technologies*	1,400	49
SYNNEX*	13,382	975
Syntel*	600	52
Take-Two Interactive Software*	4,022	89
Tangoe*	1,200	18
TechTarget*	800	7
TeleCommunication Systems, Cl A*	1,400	5
Telenav*	1,100	6
TeleTech Holdings*	800	23
Tessco Technologies	200	6
Tessera Technologies	72,187	1,593
Textura*	800	19
TiVo*	4,791	62
Travelzoo*	300	6
Trimble Navigation*	16,529	611
TriQuint Semiconductor*	6,700	106
Trulia*	1,500	71
TTM Technologies*	2,100	17
Tyler Technologies*	1,325	121
Ubiquiti Networks*	1,200	54
Ultimate Software Group*	1,094	151
Ultra Clean Holdings*	1,000	9
Ultratech*	1,100	24
Unisys*	2,161	53
Universal Display*	1,600	51
Unwired Planet*	4,100	9
Varonis Systems*	100	3

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

VASCO Data Security International*	1,300	$15
Veeco Instruments*	1,642	61
VeriFone Systems*	56,675	2,083
Verint Systems*	25,575	1,254
ViaSat*	1,679	97
Violin Memory*	3,300	15
VirnetX Holding*	1,700	30
Virtusa*	1,000	36
Vishay Intertechnology	151,490	2,348
Vishay Precision Group*	500	8
Vistaprint*	1,419	57
Vringo*	2,300	8
Web.com Group*	2,151	62
WebMD Health, Cl A*	19,090	922
WEX*	7,819	821
Wix.com*	400	8
Xcerra*	66,098	601
XO Group*	1,200	15
Xoom*	1,300	34
Yelp, Cl A*	21,090	1,617
Zendesk*	500	9
Zix*	2,200	8

		78,558

Materials — 5.9%
A Schulman	1,128	44
Advanced Emissions Solutions*	1,000	23
AEP Industries*	200	7
AK Steel Holding*	5,500	44
Allied Nevada Gold*	4,000	15
AM Castle*	600	7
American Vanguard	1,200	16
Ampco-Pittsburgh	300	7
AptarGroup	32,100	2,151
Avery Dennison	40,735	2,088
Axiall	38,312	1,812
Balchem	1,265	68
Berry Plastics Group*	3,700	95
Boise Cascade*	1,600	46
Calgon Carbon*	2,300	51
Century Aluminum*	2,100	33
Chase	300	10
Chemtura*	3,744	98
Clearwater Paper*	12,745	786
Coeur Mining*	4,000	37
Commercial Metals	4,572	79
Crown Holdings*	16,900	841

Description	Shares	Value (000)

Deltic Timber	442	$27
Eagle Materials	31,831	3,002
Ferro*	39,180	492
Flotek Industries*	2,000	64
FutureFuel	900	15
Globe Specialty Metals	2,500	52
Gold Resource	1,900	10
Graphic Packaging Holding*	79,500	930
Greif, Cl A	23,820	1,300
Handy & Harman*	300	8
Hawkins	400	15
Haynes International	13,295	751
HB Fuller	2,068	99
Headwaters*	89,500	1,243
Hecla Mining	13,502	47
Horsehead Holding*	50,415	920
Innophos Holdings	12,167	700
Innospec	1,044	45
Intrepid Potash*	2,200	37
Kaiser Aluminum	708	52
KapStone Paper and Packaging*	3,430	113
KMG Chemicals	200	4
Koppers Holdings	900	34
Kraton Performance Polymers*	1,400	31
Kronos Worldwide	83,620	1,310
Landec*	1,000	12
Louisiana-Pacific*	5,503	83
LSB Industries*	18,432	768
Marrone Bio Innovations*	400	5
Materion	800	30
Minerals Technologies	1,407	92
Molycorp*	7,200	19
Myers Industries	1,300	26
Neenah Paper	643	34
Noranda Aluminum Holding	2,100	7
Olin	3,129	84
Olympic Steel	400	10
OM Group	1,219	40
OMNOVA Solutions*	2,100	19
PH Glatfelter	1,766	47
PolyOne	27,784	1,171
Quaker Chemical	510	39
Rentech*	10,100	26
Resolute Forest Products*	2,800	47
RTI International Metals*	1,100	29
Schnitzer Steel Industries, Cl A	1,158	30
Schweitzer-Mauduit International	1,144	50

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Senomyx*	1,700	$15
Sensient Technologies	1,895	106
Stepan	800	42
Stillwater Mining*	4,769	84
SunCoke Energy*	2,724	59
Taminco*	1,200	28
Texas Industries*	900	83
Trecora Resources*	800	9
Tredegar	1,100	26
Tronox, Cl A	2,500	67
UFP Technologies*	300	7
United States Lime & Minerals	100	6
Universal Stainless & Alloy Products*	300	10
US Concrete*	600	15
US Silica Holdings	2,200	121
Vulcan Materials	20,600	1,313
Walter Energy	2,300	13
Wausau Paper	1,900	21
Westlake Chemical	10,680	895
Worthington Industries	1,994	85
Zep	1,000	18

		25,350

Telecommunication Services — 0.9%
8x8*	3,600	29
Atlantic Telegraph-Network	392	23
Boingo Wireless*	1,200	8
Cbeyond*	1,200	12
Cincinnati Bell*	9,400	37
Cogent Communications Holdings	15,082	521
Consolidated Communications Holdings	1,652	37
Enventis	600	10
FairPoint Communications*	800	11
General Communication, Cl A*	1,400	16
Globalstar*	11,100	47
Hawaiian Telcom Holdco*	400	11
IDT, Cl B	600	10
inContact*	2,500	23
Inteliquent	1,500	21
Intelsat*	1,100	21
Iridium Communications*	3,100	26
Lumos Networks	600	9
magicJack VocalTec*	700	11
NTELOS Holdings	600	7
ORBCOMM*	1,600	11
Premiere Global Services*	2,200	29
RingCentral, Cl A*	38,700	586

Description	Shares	Value (000)

SBA Communications, Cl A*	13,406	$1,372
Shenandoah Telecommunications	1,000	30
USA Mobility	800	12
Vonage Holdings*	205,900	771

		3,701

Utilities — 1.1%
ALLETE	1,700	87
American States Water	1,600	53
Artesian Resources, Cl A	300	7
Atlantic Power	5,300	22
Avista	2,400	80
Black Hills	1,800	110
California Water Service Group	43,400	1,051
Chesapeake Utilities	360	26
Cleco	2,400	142
Connecticut Water Service	358	12
Dynegy, Cl A*	3,956	137
El Paso Electric	1,658	67
Empire District Electric	1,700	44
IDACORP	1,940	113
Laclede Group	1,300	63
MGE Energy	1,377	54
Middlesex Water	700	15
New Jersey Resources	1,712	98
NorthWestern	1,600	84
Northwest Natural Gas	18,520	873
NRG Yield, Cl A	800	42
ONE Gas	2,100	79
Ormat Technologies	800	23
Otter Tail	1,502	45
Pattern Energy Group, Cl A	1,600	53
Piedmont Natural Gas	16,720	625
PNM Resources	3,300	97
Portland General Electric	3,200	111
SJW	600	16
South Jersey Industries	1,300	79
Southwest Gas	1,900	100
UIL Holdings	2,200	85
Unitil	517	17
UNS Energy	1,729	104
WGL Holdings	2,009	87
York Water	500	10

		4,711

Total Common Stock (Cost $393,116) (000)		419,972

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Small Cap Equity Fund

Description	Number of Rights	Value (000)

RIGHTS — 0.0%
Central European Media*	50	$—
Chelsea Therapeutics International*	2,000	—
Leap Wireless*	2,300	—

Total Rights (Cost $—) (000)		—

CASH EQUIVALENT (A) — 2.7%
State Street Institutional Liquid Reserves Fund, 0.080%	11,564,183	11,564

Total Cash Equivalent (Cost $11,564) (000)		11,564

Total Investments — 100.3% (Cost $404,680) (000)		$431,536

Percentages are based on net assets of $430,033 (000).

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	29	Sep-2014	$91

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of June 30, 2014.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2014, all of the Fund’s investments and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

COMMON STOCK — 96.4%
Australia — 2.7%
AGL Energy	10,501	$153
ALS	27,275	228
Alumina	486,340	620
Amcor	52,767	519
AMP	54,821	274
Ansell	3,937	74
APA Group	14,900	97
Asciano	17,352	92
ASX	3,606	121
Aurizon Holdings	37,633	177
Australia & New Zealand Banking Group	54,970	1,728
Bank of Queensland	6,767	78
Bendigo and Adelaide Bank	7,327	84
BHP Billiton	70,873	2,400
BlueScope Steel*	80,868	413
Boral	13,742	68
Brambles	27,911	242
Caltex Australia	2,614	53
CFS Retail Property Trust Group‡	39,621	76
Coca-Cola Amatil	68,013	607
Cochlear	982	57
Commonwealth Bank of Australia	29,760	2,271
Computershare	8,453	99
Crown Resorts	6,594	93
CSL	8,784	551

Description	Shares	Value (000)

Dexus Property Group‡	102,995	$108
DuluxGroup	27,469	147
Fairfax Media*	544,919	464
Federation Centres‡	26,849	63
Flight Centre Travel Group	1,071	45
Fortescue Metals Group	28,324	116
Goodman Fielder*	276,941	178
Goodman Group‡	31,856	152
GPT Group‡	30,468	110
Harvey Norman Holdings	8,565	25
Iluka Resources	47,320	363
Incitec Pivot	30,631	84
Insurance Australia Group	40,984	226
Leighton Holdings	1,817	34
Lend Lease Group	10,372	128
Macquarie Group	5,346	301
Metcash	63,564	158
Mirvac Group‡	68,258	115
National Australia Bank	42,780	1,322
Newcrest Mining	13,456	133
Orica	22,790	418
Origin Energy	20,053	276
Orora	30,600	41
Premier Investments	3,000	24
Qantas Airways*	17,713	21
QBE Insurance Group	22,739	233
Ramsay Health Care	2,446	105
REA Group	1,020	41
Rio Tinto	8,018	448
SAI Global*	54,701	264
Santos	33,548	451
Scentre Group‡ *	93,155	281
Seek	5,739	86
Sigma Pharmaceuticals	185,893	128
Sonic Healthcare	7,086	116
SP AusNet	28,075	35
Stockland‡	42,736	156
Suncorp Group	23,441	299
Sydney Airport	18,951	75
Tabcorp Holdings	12,270	39
Tatts Group	24,869	77
Telstra	78,013	383
Toll Holdings	64,870	312
TPG Telecom	5,030	26
Transpacific Industries Group*	267,260	256
Transurban Group	32,251	225
Treasury Wine Estates	10,590	50

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Wesfarmers	20,723	$818
Westfield‡	35,322	238
Westpac Banking	57,431	1,835
Woodside Petroleum	11,888	460
Woolworths	22,729	755
WorleyParsons	3,571	59
Wotif.com Holdings	19,496	45

		24,523

Austria — 0.2%
Andritz	5,221	302
Erste Group Bank	4,550	147
IMMOFINANZ	16,691	59
Oesterreichische Post	8,017	398
OMV	2,743	124
Raiffeisen Bank International	2,306	74
Telekom Austria	3,571	35
Vienna Insurance Group Wiener Versicherung Gruppe	620	33
Voestalpine	2,000	95
Wienerberger	24,675	414

		1,681

Belgium — 0.5%
Ageas	4,105	164
Anheuser-Busch InBev	28,179	3,236
Belgacom	2,704	90
Colruyt	1,426	72
Delhaize Group	1,893	129
Groupe Bruxelles Lambert	1,495	155
KBC Groep	4,637	252
Solvay	1,099	189
Telenet Group Holding*	959	55
UCB	2,040	173
Umicore	2,123	99

		4,614

Brazil — 3.2%
&FBovespa	224,945	1,184
B2W Cia Digital*	39,800	503
Banco ABC Brasil	15,300	94
Banco do Brasil	215,400	2,418
Bematech	27,400	110
Brasil Pharma*	135,515	232
Braskem ADR	42,200	542
CETIP — Mercados Organizados	262,000	3,730
Cia Brasileira de Distribuicao
Grupo Pao de Acucar ADR	60,436	2,801
Cia Energetica de Minas Gerais ADR	271,700	2,171

Description	Shares	Value (000)

Cosan, Cl A	10,319	$140
EDP — Energias do Brasil	172,300	846
Embraer ADR	6,701	244
Grupo BTG Pactual	19,100	297
Itau Unibanco Holding ADR	153,085	2,201
Itausa — Investimentos Itau	507,200	1,983
Kepler Weber	2,700	50
Kroton Educacional	104,400	2,934
Light	80,600	793
LPS Brasil Consultoria de Imoveis	38,200	174
Magazine Luiza*	88,000	364
Mahle-Metal Leve Industria e Comercio	11,000	113
MRV Engenharia e Participacoes	125,200	420
Porto Seguro	31,300	447
Rodobens Negocios Imobiliarios	7,500	36
Sao Martinho	18,300	321
Telefonica Brasil ADR	107,959	2,214
Totvs	32,100	553
Usinas Siderurgicas de Minas*	93,500	290
Vale	54,100	643
Via Varejo*	26,100	290

		29,138

Canada — 1.3%
Brookfield Asset Management, Cl A	11,141	491
Canadian National Railway	70,480	4,583
Canadian Natural Resources	29,778	1,368
Loblaw	43,472	1,940
Rogers Communications, Cl B	16,347	658
Valeant Pharmaceuticals International*	20,838	2,628

		11,668

Chile — 0.1%
Cia Cervecerias Unidas	52,576	616
Quinenco	34,687	72
Sociedad Quimica y Minera de Chile ADR	7,809	229
Vina Concha y Toro	12,621	26

		943

China — 2.3%
Ajisen China Holdings	102,000	79
Asia Cement China Holdings	50,500	32
Baidu ADR*	6,688	1,250
Bank of China, Cl H	5,649,000	2,529
China Construction Bank, Cl H	6,301,000	4,764
China Digital TV Holding ADR*	25,800	116

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

China Shenhua Energy, Cl H	143,000	$413
China Telecom, Cl H	1,866,000	912
Goodbaby International Holdings	335,000	165
Harbin Electric, Cl H	118,000	72
Huaneng Power International, Cl H	666,000	752
Li Ning*	594,500	475
Mindray Medical International ADR	10,411	328
New Oriental Education & Technology Group ADR	58,400	1,552
Peak Sport Products	376,000	92
PetroChina, Cl H	2,508,000	3,168
Shanghai Electric Group, Cl H	264,000	106
Sichuan Expressway Company*	220,000	70
SinoMedia Holding	121,000	94
SOHO China	346,000	272
SouFun Holdings ADR	61,725	604
Travelsky Technology, Cl H	583,000	536
Tsingtao Brewery, Cl H	64,000	500
Vipshop Holdings ADR*	4,755	893
Xingda International Holdings	234,000	94
Xinyuan Real Estate ADR	17,212	73
Xiwang Special Steel	393,000	50
Yangzijiang Shipbuilding Holdings	31,000	27
Yingde Gases Group	480,000	521

		20,539

Colombia — 0.1%
Bancolombia ADR	8,800	509

Czech Republic — 0.1%
CEZ	30,700	926
Komercni Banka	937	216

		1,142

Denmark — 1.7%
AP Moeller — Maersk, Cl B	172	421
Carlsberg, Cl B	20,547	2,213
Coloplast, Cl B	36,117	3,266
Danske Bank	17,630	498
DSV	3,352	109
GN Store Nord	49,558	1,420
Novo Nordisk, Cl B	56,229	2,588
Novozymes, Cl B	4,190	210
Pandora	2,090	160
TDC	14,300	148
Topdanmark*	6,559	200
Tryg	475	48
Vestas Wind Systems*	57,258	2,889
William Demant Holding*	9,469	860

		15,030

Description	Shares	Value (000)

Finland — 0.8%
Cargotec, Cl B	2,700	$103
Elisa	2,427	74
Fortum	8,209	220
Kone, Cl B	5,579	233
Metso	19,563	741
Neste Oil	2,483	48
Nokia	67,463	511
Nokian Renkaat	1,972	77
Orion, Cl B	1,839	69
Outokumpu	968	10
Sampo, Cl A	55,970	2,832
Stora Enso, Cl R	10,250	100
Tikkurila	54,589	1,495
UPM-Kymmene	9,782	167
Valmet	19,573	234
Wartsila Abp	9,862	489

		7,403

France — 7.1%
Accor	3,236	168
Aeroports de Paris	558	74
Air France-KLM*	49,662	626
Air Liquide	46,120	6,226
Alcatel-Lucent*	52,457	187
Alstom	4,023	147
Arkema	1,023	99
AtoS	1,318	110
AXA	64,109	1,532
BNP Paribas	36,711	2,490
Bollore*	98	64
Bouygues	3,628	151
Bureau Veritas	4,115	114
Capital Gemini	2,718	193
Carrefour	19,049	703
Casino Guichard Perrachon	1,051	139
Christian Dior	1,026	204
Cie de St.-Gobain	8,242	465
Cie Generale des Etablissements Michelin	3,451	412
CNP Assurances	3,228	67
Credit Agricole	19,196	271
Danone	80,204	5,957
Dassault Systemes	11,619	1,495
Edenred	14,511	440
Electricite de France	4,578	144
Essilor International	3,788	402
Eurazeo	751	62
Eurofins Scientific	2,082	640

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Eutelsat Communications	2,977	$103
Fonciere Des Regions‡	546	59
GDF Suez	110,069	3,030
Gecina‡	439	64
Groupe Eurotunnel	61,041	825
ICADE‡	681	73
Iliad	477	144
Imerys	1,988	168
JCDecaux	1,355	51
Kering	1,403	308
Klepierre‡	1,876	96
Lafarge	3,408	295
Lagardere SCA	2,320	76
Legrand	44,786	2,740
L’Oreal	4,445	766
LVMH Moet Hennessy Louis Vuitton	29,693	5,725
Natixis	17,264	111
Neopost	7,809	585
Orange	34,345	542
Pernod Ricard	45,201	5,428
Peugeot	7,169	106
Publicis Groupe*	3,302	280
Remy Cointreau	499	46
Renault	3,523	319
Rexel	5,153	121
Safran	4,965	325
Sanofi	32,811	3,486
Schneider Electric	73,796	6,946
SCOR	2,964	102
Societe BIC	546	75
Societe Generale	13,286	696
Sodexo	1,747	188
Suez Environnement	5,227	100
Technip	3,278	359
Thales	6,485	393
Total	45,188	3,266
Unibail-Rodamco‡	1,784	519
Valeo	1,422	191
Vallourec	8,751	392
Veolia Environnement*	7,814	149
Vicat	2,915	255
Vinci	8,935	668
Vivendi	22,226	544
Wendel	574	83
Zodiac Aerospace	3,555	120

		64,500

Description	Shares	Value (000)

Germany — 6.3%
adidas	5,574	$565
Allianz	8,453	1,409
Axel Springer	2,566	158
BASF	32,689	3,806
Bayer	89,676	12,665
Bayerische Motoren Werke	17,082	2,167
Beiersdorf	40,614	3,930
Brenntag	1,082	193
Celesio	1,080	38
Commerzbank*	17,717	279
Continental	2,051	475
CTS Eventim & KGaA	3,815	109
Daimler	17,817	1,669
Deutsche Bank	25,586	900
Deutsche Boerse	3,567	277
Deutsche Lufthansa	4,294	92
Deutsche Post	17,987	650
Deutsche Telekom	123,687	2,168
Deutsche Wohnen	5,151	111
E.ON	59,249	1,224
Fielmann	1,458	210
Fraport Frankfurt Airport Services Worldwide	715	51
Fresenius & KGaA	2,356	351
Fresenius Medical Care & KGaA	26,899	1,809
Fuchs Petrolub	1,334	60
GEA Group	6,920	328
Gerresheimer	282	19
Hannover Rueck	2,745	247
HeidelbergCement	2,647	226
Henkel & KGaA	2,117	213
Hochtief	524	45
Hugo Boss	596	89
Infineon Technologies	21,205	265
K+S	3,208	105
Kabel Deutschland Holding	410	60
LANXESS	1,762	120
Linde	25,374	5,395
MAN	663	82
Merck KGaA	50,988	4,426
Metro	3,113	136
MTU Aero Engines	9,206	847
Muenchener Rueckversicherungs	3,332	739
OSRAM Licht*	1,560	79
RWE	8,974	385
SAP	69,484	5,366

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Siemens	14,667	$1,937
Sky Deutschland*	8,808	81
Telefonica Deutschland Holding	5,766	48
ThyssenKrupp	8,528	249
TUI	16,866	284
United Internet	2,253	99
Volkswagen	547	141

		57,377

Greece — 0.1%
Aegean Airlines	17,695	169
Athens Water Supply & Sewage	7,539	97
Intracom Holdings*	29,411	28
Mytilineos Holdings*	15,516	129
Public Power	22,622	350
Tsakos Energy Navigation*	37,770	253

		1,026

Guernsey — 0.0%
Friends Life Group	27,209	147

Hong Kong — 3.1%
AIA Group	942,400	4,736
APT Satellite Holdings	98,000	145
ASM Pacific Technology	3,900	43
Bank of East Asia	23,947	99
BOC Hong Kong Holdings	67,000	194
Cathay Pacific Airways	19,000	35
Cheung Kong Holdings	25,000	443
Cheung Kong Infrastructure Holdings	11,000	76
China Mengniu Dairy	96,000	444
China Ocean Resources	185,480	307
China Resources Cement Holdings	286,000	179
China Resources Enterprise	366,000	1,015
China Travel International Investment Hong Kong	230,000	45
China Unicom Hong Kong	2,036,000	3,147
CLP Holdings	32,500	267
Esprit Holdings	662,800	940
First Pacific	510,000	570
Galaxy Entertainment Group	42,000	336
Geely Automobile Holdings	855,000	301
Genting Singapore	118,000	126
GOME Electrical Appliances Holding	4,404,000	722
Guangdong Yueyun Transportation Company, Cl H	93,000	40
Hang Lung Properties	42,000	130
Hang Seng Bank	14,400	236
Henderson Land Development	18,700	109
HKT Trust	43,000	51

Description	Shares	Value (000)
Hong Kong & China Gas	112,200	$246
Hong Kong Exchanges and Clearing	19,953	372
Hongkong & Shanghai Hotels	255,208	364
Hutchison Whampoa	149,000	2,038
Hydoo International Holding	84,000	26
Hysan Development	13,000	61
Jardine Matheson Holdings	18,400	1,091
Ju Teng International Holdings	180,000	129
Kerry Properties	10,500	37
Lenovo Group	2,110,000	2,880
Li & Fung	2,458,000	3,641
Link‡	43,500	234
MGM China Holdings	17,600	61
MTR	27,000	104
New World Development	100,178	114
Noble Group	76,000	84
NWS Holdings	24,697	46
PCCW	66,136	39
Power Assets Holdings	26,000	227
Shangri-La Asia	26,000	41
Shui On Land	1,702,500	415
Sino Land	56,000	92
SJM Holdings	36,000	90
SmarTone Telecommunications Holdings	69,500	88
Sun Hung Kai Properties	29,310	402
Swire Pacific, Cl A	11,500	142
Swire Properties	22,000	64
Techtronic Industries	25,000	80
Television Broadcasts	48,300	314
Wharf Holdings	27,000	194
Wheelock	16,000	67
Wynn Macau	28,400	111
Yue Yuen Industrial Holdings	12,000	40

		28,670

India — 0.7%
Infosys ADR	62,300	3,350
State Bank of India GDR	1,399	125
Tata Motors ADR	62,800	2,453
WNS Holdings ADR*	27,545	528

		6,456

Indonesia — 0.9%
Adhi Karya Persero	1,372,000	322
Bank Mandiri Persero	1,040,300	853
Bank Negara Indonesia Persero	4,570,600	1,837
Bank Rakyat Indonesia Persero	2,519,000	2,195
Bank Tabungan Negara Persero	2,913,700	256

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Benakat Integra*	3,542,800	$38
Elnusa	4,079,000	218
PT Energi Mega Persada*	13,967,200	111
PT Multipolar*	5,074,000	289
PT Vale Indonesia*	844,700	253
Telekomunikasi Indonesia Persero	2,974,900	619
United Tractors	313,600	611
Visi Media Asia*	2,197,400	48
XL Axiata	263,600	113

		7,763

Ireland — 0.5%
Bank of Ireland*	3,989,837	1,348
CRH	17,868	459
DCC	11,973	734
Experian	64,131	1,084
Independent News & Media*	358,400	77
Irish Continental Group PLC*	64,550	240
Kerry Group, Cl A	2,806	211
Paddy Power	8,225	541
Ryanair Holdings ADR*	700	39

		4,733

Israel — 0.3%
Bank Hapoalim	19,650	114
Bank Leumi Le-Israel*	20,785	81
Bezeq The Israeli Telecommunication	35,938	67
Check Point Software Technologies*	16,575	1,112
Delek Group	66	27
Israel*	43	24
Israel Chemicals	7,158	62
Mizrahi Tefahot Bank	2,030	26
NICE Systems	1,126	46
Teva Pharmaceutical Industries	15,437	816

		2,375

Italy — 1.6%
Assicurazioni Generali	21,706	476
Atlantia	7,773	222
Banca Monte dei Paschi di Siena*	81,453	158
Banco Popolare SC*	6,925	114
CNH Industrial	101,447	1,042
Davide Campari*	16,867	146
Enel	121,935	711
Enel Green Power	32,912	93
Eni	46,989	1,286
Exor	1,932	79
Fiat	16,594	164
Finmeccanica	7,611	72

Description	Shares	Value (000)

Intesa Sanpaolo	293,120	$897
Luxottica Group	32,451	1,878
Mediobanca	11,573	115
Piaggio & C.*	434,726	1,548
Pirelli & C.	4,679	75
Prysmian	3,977	90
Saipem	119,655	3,227
Snam	38,144	230
Telecom Italia	305,000	354
Terna Rete Elettrica Nazionale	27,941	147
UniCredit	131,941	1,105
Unione di Banche Italiane SCpA	16,287	141
UnipolSai	18,094	58

		14,428

Japan — 14.2%
ABC-Mart	400	21
Acom*	6,400	30
Advantest	2,400	30
Aeon	11,700	144
AEON Financial Service	2,100	55
Aeon Mall	2,300	61
Air Water	3,000	48
Aisin Seiki	3,500	139
Ajinomoto	11,000	172
Alfresa Holdings	15,600	1,006
Amada	7,000	71
ANA Holdings	24,000	57
Aozora Bank	20,000	66
Asahi Glass	19,000	112
Asahi Group Holdings	7,000	220
Asahi Kasei	24,000	184
Asics	2,700	63
Astellas Pharma	97,200	1,276
Azbil	10,900	279
Bank of Kyoto	7,000	64
Bank of Yokohama	79,000	455
Benesse Holdings	1,300	56
Bridgestone	12,000	420
Brother Industries	4,400	76
Calbee	1,100	30
Canon	21,100	687
Casio Computer	4,300	62
Central Japan Railway	2,700	385
Chiba Bank	69,000	487
Chiyoda	3,000	36
Chubu Electric Power	11,300	139
Chugai Pharmaceutical	4,100	116

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Chugoku Bank	3,400	$52
Chugoku Electric Power	5,100	70
Citizen Holdings	4,200	33
Credit Saison	2,900	61
Dai Nippon Printing	10,000	104
Daicel	5,000	48
Daido Steel	4,000	20
Daihatsu Motor	3,300	59
Dai-ichi Life Insurance	122,600	1,826
Daiichi Sankyo	11,600	216
Daikin Industries	4,400	278
Daito Trust Construction	1,300	153
Daiwa House Industry	11,000	228
Daiwa Securities Group	31,000	268
Dena	1,700	23
Denso	104,400	4,984
Dentsu	18,900	769
Don Quijote Holdings	1,000	56
East Japan Railway	24,700	1,945
Eisai	4,600	193
Electric Power Development	2,200	71
FamilyMart	1,000	43
FANUC	17,600	3,034
Fast Retailing	1,000	330
Fuji Electric	11,000	52
Fuji Heavy Industries	10,900	302
FUJIFILM Holdings	72,300	2,016
Fujitsu	232,000	1,738
Fukuoka Financial Group	15,000	72
Gree	1,700	15
GungHo Online Entertainment	8,100	52
Gunma Bank	6,000	35
Hachijuni Bank	7,000	43
Hakuhodo DY Holdings	3,800	38
Hamamatsu Photonics	1,200	59
Hankyu Hanshin Holdings	22,000	126
Hikari Tsushin	400	30
Hino Motors	4,500	62
Hirose Electric	600	89
Hiroshima Bank	8,000	38
Hisamitsu Pharmaceutical	1,200	54
Hitachi	345,000	2,527
Hitachi Chemical	1,700	28
Hitachi Construction Machinery	1,700	34
Hitachi High-Technologies	1,000	24
Hitachi Metals	32,000	484
Hokuhoku Financial Group	22,000	47

Description	Shares	Value (000)

Hokuriku Electric Power	2,700	$36
Honda Motor	170,200	5,942
Hoya	135,400	4,500
Hulic	5,000	66
Ibiden	2,500	50
Idemitsu Kosan	1,400	30
IHI	24,000	112
Iida Group Holdings	3,000	46
Inpex	207,700	3,158
Isetan Mitsukoshi Holdings	73,100	952
Isuzu Motors	22,000	146
ITOCHU	77,900	1,000
Itochu Techno-Solutions	400	17
Iyo Bank	4,200	42
J Front Retailing	9,000	63
Japan Airlines	1,000	55
Japan Display*	7,000	43
Japan Exchange Group	4,800	118
Japan Prime Realty Investment‡	13	47
Japan Real Estate Investment‡	22	128
Japan Retail Fund Investment‡	40	90
Japan Tobacco	82,900	3,022
JFE Holdings	9,100	188
JGC	4,000	122
Joyo Bank	12,000	64
JSR	3,100	53
JTEKT	4,200	71
JX Holdings	137,800	738
Kajima	16,000	71
Kakaku.com	2,900	51
Kamigumi	4,000	37
Kaneka	6,000	38
Kansai Electric Power	13,600	128
Kansai Paint	4,000	67
Kao	49,700	1,956
Kawasaki Heavy Industries	26,000	99
KDDI	10,800	659
Keikyu	9,000	81
Keio	11,000	86
Keisei Electric Railway	5,000	50
Keyence	900	393
Kikkoman	3,000	62
Kinden	21,000	204
Kintetsu	33,000	120
Kirin Holdings	79,900	1,153
Kobe Steel	57,000	86
Koito Manufacturing	2,000	51
Komatsu	17,500	406

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Konami	1,700	$38
Konica Minolta	9,000	89
Kubota	21,000	298
Kuraray	6,500	82
Kurita Water Industries	2,100	49
Kyocera	52,700	2,501
Kyowa Hakko Kirin	4,000	54
Kyushu Electric Power	7,900	89
Lawson	1,200	90
LIXIL Group	25,800	696
M3	3,900	62
Mabuchi Motor	400	30
Makita	2,100	130
Marubeni	31,000	227
Marui Group	66,100	635
Maruichi Steel Tube	700	19
Mazda Motor	49,000	230
McDonald’s Holdings Japan	1,100	31
Medipal Holdings	2,200	31
MEIJI Holdings	1,200	79
Miraca Holdings	1,100	53
Mitsubishi	83,700	1,741
Mitsubishi Chemical Holdings	25,000	111
Mitsubishi Electric	36,000	444
Mitsubishi Estate	47,000	1,160
Mitsubishi Gas Chemical	8,000	51
Mitsubishi Heavy Industries	210,000	1,309
Mitsubishi Logistics	24,000	359
Mitsubishi Materials	21,000	74
Mitsubishi Motors	12,200	135
Mitsubishi Tanabe Pharma	4,200	63
Mitsubishi UFJ Financial Group	476,300	2,921
Mitsubishi UFJ Lease & Finance	9,900	57
Mitsui	32,400	519
Mitsui Chemicals	13,000	36
Mitsui Fudosan	16,000	540
Mitsui OSK Lines	20,000	74
Mizuho Financial Group	728,500	1,496
MS&AD Insurance Group Holdings	66,600	1,609
Murata Manufacturing	3,800	356
Nabtesco	2,400	53
Nagoya Railroad	15,000	60
Namco Bandai Holdings	42,300	991
NEC	50,000	159
Nexon	3,000	29
NGK Insulators	5,000	114
NGK Spark Plug	3,000	85

Description	Shares	Value (000)

NH Foods	43,000	$841
NHK Spring	2,500	23
Nidec	3,800	233
Nikon	6,300	99
Nintendo	5,900	706
Nippon Building Fund‡	25	145
Nippon Electric Glass	6,000	35
Nippon Express	15,000	73
Nippon Paint	3,000	63
Nippon Prologis‡	23	54
Nippon Steel & Sumitomo Metal	139,000	444
NIPPON SUISAN KAISHA*	77,000	238
Nippon Telegraph & Telephone	49,100	3,062
Nippon Yusen	30,000	87
Nissan Motor	46,400	440
Nisshin Seifun Group	3,400	41
Nissin Foods Holdings	1,000	51
Nitori Holdings	1,300	71
Nitto Denko	3,000	141
NKSJ Holdings	26,700	719
NOK	1,500	30
Nomura Holdings	67,700	479
Nomura Real Estate Holdings	2,400	45
Nomura Research Institute	2,000	63
NSK	9,000	117
NTT Data	29,000	1,114
NTT DOCOMO	28,500	487
NTT Urban Development	1,800	20
Obayashi	166,000	1,184
Odakyu Electric Railway	12,000	115
Oji Holdings	16,000	66
Olympus	4,600	158
Omron	3,900	164
Ono Pharmaceutical	1,500	132
ONWARD HOLDINGS*	47,000	337
Oracle Japan	600	26
Oriental Land	900	154
ORIX	24,500	406
Osaka Gas	34,000	143
Otsuka	900	44
Otsuka Holdings	19,600	608
Panasonic	41,200	502
Park24	1,600	29
Rakuten	15,100	195
Resona Holdings	231,200	1,347
Ricoh	13,500	161
Rinnai	600	58

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Rohm	1,800	$103
Sankyo	1,100	42
Sanrio	800	23
Santen Pharmaceutical	1,500	84
SBI Holdings	3,900	48
Secom	22,600	1,382
Sega Sammy Holdings	23,300	458
Seiko Epson	2,400	102
Sekisui Chemical	8,000	93
Sekisui House	81,000	1,111
Seven & I Holdings	56,900	2,397
Seven Bank	9,600	39
Sharp	29,000	93
Shikoku Electric Power	3,300	46
Shimadzu	4,000	37
Shimamura	400	39
Shimano	1,500	166
Shimizu	104,000	736
Shin-Etsu Chemical	47,400	2,880
Shinsei Bank	31,000	70
Shionogi	5,500	115
Shiseido	30,400	554
Shizuoka Bank	10,000	108
Showa Shell Sekiyu	3,100	35
SMC	1,000	268
SoftBank	17,800	1,325
Sony	19,000	315
Sony Financial Holdings	3,000	51
Stanley Electric	2,800	73
Sumitomo	20,800	281
Sumitomo Chemical	250,000	945
Sumitomo Dainippon Pharma	3,300	38
Sumitomo Electric Industries	63,100	888
Sumitomo Forestry	40,200	490
Sumitomo Heavy Industries	10,000	48
Sumitomo Metal Mining	10,000	162
Sumitomo Mitsui Financial Group	75,100	3,147
Sumitomo Mitsui Trust Holdings	60,000	274
Sumitomo Realty & Development	7,000	300
Sumitomo Rubber Industries	2,800	40
Suntory Beverage & Food	3,000	118
Suruga Bank	3,000	58
Suzuken	1,200	45
Suzuki Motor	6,600	207
Sysmex	2,600	98
T&D Holdings	11,100	151
Taiheiyo Cement	22,000	89

Description	Shares	Value (000)

Taisei	18,000	$100
Taisho Pharmaceutical Holdings	600	44
Taiyo Nippon Sanso	37,000	328
Takashimaya	5,000	49
Takeda Pharmaceutical	14,700	682
TDK	2,300	108
Teijin	18,000	45
Terumo	84,800	1,896
THK	2,200	52
Tobu Railway	20,000	105
Toho	2,200	52
Toho Gas	7,000	38
Tohoku Electric Power	8,400	99
Tokio Marine Holdings	12,700	418
Tokyo Electric Power	28,000	117
Tokyo Electron	3,100	209
Tokyo Gas	187,000	1,093
Tokyo Tatemono	8,000	74
Tokyu	21,000	149
Tokyu Fudosan Holdings	9,700	77
TonenGeneral Sekiyu	5,000	47
Toppan Printing	11,000	85
Toray Industries	26,000	171
Toshiba	75,000	350
TOTO	5,000	67
Toyo Seikan Group Holdings	39,500	607
Toyo Suisan Kaisha	22,000	679
Toyoda Gosei	1,000	21
Toyota Industries	19,800	1,022
Toyota Motor	85,100	5,111
Toyota Tsusho	3,900	112
Trend Micro	2,100	69
Unicharm	2,200	131
United Urban Investment‡	44	71
USS	3,700	63
West Japan Railway	20,400	898
Yahoo Japan	27,600	127
Yakult Honsha	1,600	81
Yamada Denki	87,100	311
Yamaguchi Financial Group	4,000	42
Yamaha	3,400	54
Yamaha Motor	4,900	84
Yamato Holdings	47,400	982
Yamato Kogyo	700	21
Yamazaki Baking	2,000	25
Yaskawa Electric	4,000	48

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Yokogawa Electric	3,700	$47
Yokohama Rubber	4,000	35

		129,650

Jersey — 0.2%
Delphi Automotive	25,137	1,728
Randgold Resources	1,600	133

		1,861

Luxembourg — 0.2%
Altice*	1,101	77
ArcelorMittal	53,408	791
Millicom International Cellular	2,032	186
O’Key Group GDR	29,895	275
Oriflame Cosmetics	1,600	37
RTL Group	675	75
SES	5,708	217
Tenaris	8,738	206
Ternium ADR	8,233	230

		2,094

Macau — 0.0%
Sands China	44,400	335

Malaysia — 0.8%
AirAsia	739,000	529
Allianz Malaysia	9,000	36
Asia File*	14,800	32
Brem Holding	102,700	66
Cahya Mata Sarawak	474,900	552
CB Industrial Product Holding	31,200	43
DiGi.Com	317,100	566
DKSH Holdings Malaysia	16,300	42
Engtex Group	57,400	33
Fitters Diversified	206,100	63
George Kent Malaysia*	95,400	51
Hong Leong Industries*	19,900	41
IGB	127,900	107
Insas*	330,800	123
JCY International	162,700	35
KSL Holdings*	254,200	180
Land & General*	647,400	111
LBS Bina Group	110,800	59
Malayan Flour Mills	67,100	33
Malaysian Pacific Industries	84,200	133
Mega First	48,700	34
MISC	154,200	312
Muda Holdings	62,500	40
Muhibbah Engineering M	248,700	232

Description	Shares	Value (000)

Petronas Chemicals Group	16,200	$34
PJ Development Holdings*	87,600	45
Prestariang	73,000	43
Protasco	246,500	151
Scientex	21,600	40
Sunway	49,100	46
Syarikat Takaful Malaysia	10,800	44
Ta Ann Holdings*	56,100	76
TA Enterprise Berhad*	139,600	37
Telekom Malaysia	1,159,800	2,294
Tiong Nam Logistics Holdings*	81,600	33
Tropicana	80,600	38
Unisem*	431,200	196
WTK Holdings	488,200	213
YTL Power International	199,605	91

		6,834

Mexico — 1.8%
America Movil ADR	256,743	5,326
Controladora Comercial Mexicana	54,663	205
Empresas ICA*	865,962	1,687
Gruma, Cl B*	61,372	979
Grupo Aeromexico*	247,363	426
Grupo Aeroportuario del Pacifico, Cl B	146,210	1,343
Grupo Comercial Chedraui	246,200	868
Grupo Financiero Inbursa, Cl O	710,420	2,118
Grupo Financiero Interacciones, Cl O	177,106	1,283
Grupo Simec, Cl B*	80,200	372
Industrias Bachoco ADR	267	14
Megacable Holdings	32,374	137
OHL Mexico*	323,165	987
TF Administradora Industrial S de RL‡	306,089	684

		16,429

Netherlands — 3.9%
Aegon	33,005	288
Airbus Group	21,116	1,415
Akzo Nobel	60,159	4,510
ASML Holding	8,631	803
Corio‡	1,370	70
Delta Lloyd	3,695	94
Fugro	1,289	74
Gemalto	1,400	145
Heineken	58,108	4,172
Heineken Holding	1,878	123
ING Groep*	429,180	6,030
James Hardie Industries	8,258	108

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Koninklijke Ahold	50,020	$939
Koninklijke Boskalis Westminster	25,511	1,463
Koninklijke DSM	2,920	213
Koninklijke KPN	221,403	807
Koninklijke Philips	40,618	1,289
Koninklijke Vopak	1,322	65
OCI*	1,766	69
QIAGEN*	4,409	107
Randstad Holding	75,222	4,078
Reed Elsevier	12,832	294
Royal Dutch Shell, Cl A	163,960	6,933
STMicroelectronics	11,871	107
TNT Express	8,120	73
Unilever	29,867	1,307
Wolters Kluwer	5,323	158
Ziggo	2,625	121

		35,855

New Zealand — 0.1%
Auckland International Airport	16,215	55
Contact Energy	5,912	27
Fletcher Building	12,811	100
Ryman Healthcare	7,227	54
Telecom Corp of New Zealand	213,285	501
Xero*	1,155	26

		763

Norway — 0.4%
Aker Solutions	3,184	55
DNB	71,961	1,316
Gjensidige Forsikring	3,468	62
Norsk Hydro	25,047	134
Orkla	14,233	127
Schibsted	8,862	462
Statoil	48,065	1,476
Telenor	12,629	288
Yara International	3,355	168

		4,088

Panama — 0.0%
Avianca Holdings ADR	25,285	406

Peru — 0.1%
Credicorp	4,701	731

Philippines — 0.5%
BDO Unibank	531,610	1,138
Cosco Capital*	619,300	137
Energy Development*	7,035,700	1,015
First Gen	274,000	136

Description	Shares	Value (000)

Globe Telecom	5,015	$184
Lopez Holdings	2,151,000	264
Nickel Asia	171,800	130
Pepsi-Cola Products Philippines*	725,000	76
San Miguel	144,580	275
Universal Robina	216,370	765

		4,120

Poland — 0.8%
Bank Millennium*	22,599	58
Enea	119,958	624
Energa	127,200	866
Fabryki Mebli Forte	3,800	61
Getin Noble Bank*	229,697	237
ING Bank Slaski*	1,300	57
KGHM Polska Miedz	20,290	831
Neuca	400	31
Orange Polska	383,554	1,226
PGE	378,477	2,699
PKP Cargo	15,092	390

		7,080

Portugal — 0.0%
Banco Espirito Santo*	46,916	39
EDP — Energias de Portugal	36,139	181
Galp Energia SGPS	6,463	118
Jeronimo Martins SGPS	4,734	78

		416

Russia — 1.4%
Gazprom Neft OAO ADR	8,600	190
Gazprom OAO ADR	568,600	4,956
Globaltrans Investment GDR	7,600	87
LSR Group GDR*	9,200	36
Sberbank of Russia ADR	170,048	1,723
Sistema GDR*	82,600	2,544
Surgutneftegas OAO ADR	234,700	1,814
Tatneft OAO ADR	28,502	1,106

		12,456

Singapore — 1.0%
Ascendas Real Estate Investment Trust‡	36,000	66
CapitaCommercial Trust‡	39,000	53
CapitaLand	46,000	118
CapitaMall Trust‡	42,000	67
City Developments	7,000	57
ComfortDelGro	35,000	70
DBS Group Holdings	336,000	4,515

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Global Logistic Properties	57,000	$123
Golden Agri-Resources	123,000	55
Great Eastern Holdings	39,000	684
GuocoLeisure*	273,000	249
Hutchison Port Holdings Trust, Cl U	98,000	71
Jardine Cycle & Carriage	2,000	71
Keppel	27,000	233
Keppel Land	11,000	30
Oversea-Chinese Banking	47,929	367
Sembcorp Industries	18,000	78
Sembcorp Marine	14,000	46
Singapore Airlines	10,000	83
Singapore Exchange	15,000	84
Singapore Press Holdings	28,000	94
Singapore Technologies Engineering	29,000	88
Singapore Telecommunications	483,000	1,491
StarHub	10,000	33
United Industrial	22,000	59
United Overseas Bank	23,588	426
UOL Group	8,257	43
Wilmar International	34,000	87

		9,441

South Africa — 2.1%
African Bank Investments	638,711	408
Barloworld	25,200	240
Coronation Fund Managers	73,197	657
FirstRand	765,953	2,935
Group	20,882	440
Group Five	10,037	39
Investec	23,100	212
Murray & Roberts Holdings*	238,038	544
Netcare	137,300	371
Old Mutual	161,382	546
Sasol	65,785	3,911
Sibanye Gold	559,892	1,652
Standard Bank Group	239,914	3,271
Steinhoff International Holdings	600,600	3,346
Telkom SOC	41,718	179

		18,751

South Korea — 4.0%
Aekyung Petrochemical	513	37
AMOREPACIFIC Group	146	108
Asia Cement	1,605	172
AUK*	15,960	31
China Great Star International	42,482	158
CJ	838	61

Description	Shares	Value (000)

CKH Food & Health*	116,805	$480
Daeduck Electronics	22,500	180
Daeduck GDS	10,950	134
Daehan Flour Mills*	229	39
Daesung Holdings	3,710	38
Daou Data	19,087	97
DAP*	6,942	32
Dayou Smart Aluminium*	49,800	102
Dong-A Hwasung, Cl A	6,581	43
Dongwon Development	1,770	43
Dongwong F&B*	354	69
Dongyang E&P	10,103	145
DRB Industrial	4,110	38
EM-Tech*	4,101	39
Eugene Investment & Securities*	14,700	33
Hana Financial Group	28,090	1,041
Hanil Cement*	880	120
Hanil E-Wha (A)	9,820	204
Hanjin Transportation*	1,525	55
Huvis	5,330	60
Hwasung Industrial*	8,260	89
Hyundai Hy Communications & Networks	20,200	82
Hyundai Motor	5,605	1,271
KB Financial Group	12,920	449
KG Chemical	1,920	30
KH Vatec*	3,235	50
Kia Motors	60,144	3,365
Kolon Industries*	9,657	680
Korea District Heating	979	64
Korea Electric Power	73,180	2,698
Korea Info & Comm*	11,567	66
Kumho Tire*	6,290	73
Kumkang Kind	2,366	120
Kunsul Chemical Industrial	920	40
Kyungchang Industrial	11,175	155
LG Display ADR	177,864	2,804
LG Innotek*	5,224	749
LG Uplus	43,250	394
Lotte Food	156	117
Lotte Shopping	2,616	798
Mobase	3,657	30
Moorim Paper	35,210	81
Neowiz Games*	24,139	392
Nice Information & Telecommunication	14,278	273
NICE Information Service	11,572	36
NVH Korea	11,697	58

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

RedcapTour	1,671	$36
S&T Motiv	1,240	39
S-1, Cl 1	8,954	720
Saeron Automotive	4,310	45
Sam Young Electronics	8,260	94
Samkee Automotive	6,185	59
Samsung Electronics	8,645	11,295
Samyang Genex*	366	42
Seah Besteel	3,277	105
SeAH Special Steel	3,085	98
SeAH Steel	704	80
Sejong Industrial	3,340	56
Sewon Precision Industry*	1,240	38
Shinhan Financial Group	25,560	1,184
SK Gas	3,401	327
SK Hynix	76,860	3,688
SL*	3,748	83
Ssangyong Motor Company*	8,687	75
Tongyang Life Insurance*	3,200	31
Woongjin Thinkbig	5,290	40
Zeus	2,726	44

		36,702

Spain — 1.7%
Abertis Infraestructuras	7,143	164
Acciona	5,101	456
Acerinox*	36,960	655
ACS Actividades de Construccion y Servicios	3,090	141
Amadeus IT Holding, Cl A	71,108	2,933
Banco Bilbao Vizcaya Argentaria	109,063	1,390
Banco de Sabadell	63,789	218
Banco Popular Espanol	32,940	220
Banco Santander	330,476	3,454
Bankia*	87,352	169
CaixaBank	32,853	203
Distribuidora Internacional de Alimentacion	10,448	96
Enagas	3,557	114
Ferrovial	7,477	167
Gas Natural SDG	6,492	205
Grifols	2,756	151
Iberdrola	92,312	706
Inditex	4,022	619
International Consolidated Airlines Group*	18,480	117
Mapfre	16,726	67
Mediaset Espana Comunicacion	31,130	363

Description	Shares	Value (000)

Red Electrica	2,006	$183
Repsol	15,672	413
Telefonica	89,076	1,527
Viscofan	11,973	714
Zardoya Otis	2,864	51

		15,496

Sweden — 1.8%
Alfa Laval	5,821	150
Assa Abloy, Cl B	46,484	2,365
Atlas Copco, Cl A	19,369	544
Boliden	5,144	75
Electrolux	4,481	113
Elekta, Cl B	6,565	84
Getinge, Cl B	3,865	101
Hennes & Mauritz, Cl B	79,946	3,494
Hexagon, Cl B	4,569	147
Husqvarna, Cl B	7,824	61
Industrivarden, Cl C	2,387	47
Investment Kinnevik, Cl B	4,278	182
Investor, Cl B	8,305	312
Lundin Petroleum*	3,945	80
Modern Times Group, Cl B	11,244	483
Nordea Bank	88,978	1,256
Sandvik	19,730	269
Securitas, Cl B	5,470	65
Skandinaviska Enskilda Banken, Cl A	28,109	376
Skanska, Cl B	7,043	161
SKF, Cl B	7,138	182
Svenska Cellulosa SCA, Cl B	10,699	279
Svenska Handelsbanken, Cl A	41,589	2,035
Swedbank, Cl A	16,327	433
Swedish Match	26,458	919
Tele2, Cl B	6,000	71
Telefonaktiebolaget LM Ericsson, Cl B	116,509	1,408
TeliaSonera	43,423	317
Volvo, Cl B	27,518	380

		16,389

Switzerland — 6.0%
ABB	45,289	1,043
Actelion	1,890	239
Adecco	14,641	1,205
Aryzta	1,617	153
Baloise Holding	877	103
Barry Callebaut	37	50
Cie Financiere Richemont	25,609	2,687
Coca-Cola HBC*	3,768	87

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Credit Suisse Group	28,143	$805
EMS-Chemie Holding	139	55
Geberit	5,293	1,858
Givaudan	172	287
Helvetia Holding	200	92
Holcim	4,201	369
Huaxin Cement, Cl B	95,296	84
Julius Baer Group	4,148	171
Kuehne + Nagel International	12,196	1,623
Lindt & Spruengli	19	211
Logitech International	32,691	426
Lonza Group	986	107
Nestle	171,962	13,321
Novartis	62,046	5,618
Pargesa Holding	626	56
Partners Group Holding	309	84
Roche Holding	30,035	8,958
Schindler Holding	1,246	189
SGS	103	247
Sika	41	168
Sonova Holding	18,009	2,748
Sulzer*	418	59
Swatch Group	1,540	456
Swiss Life Holding	595	141
Swiss Prime Site	1,024	85
Swiss Re	23,781	2,117
Swisscom	439	255
Syngenta	1,732	645
Transocean	6,673	300
UBS	363,654	6,672
Zurich Insurance Group	2,765	833

		54,607

Taiwan — 2.6%
Advanced Semiconductor Engineering ADR	153,582	998
AU Optronics ADR*	463,190	1,941
ChipMOS TECHNOLOGIES Bermuda	13,900	335
Delta Electronics	90,000	656
Hon Hai Precision Industry GDR	400,864	2,665
Silicon Motion Technology ADR	28,673	586
Siliconware Precision Industries ADR	221,639	1,820
Taiwan Semiconductor Manufacturing	815,765	13,435
Yungtay Engineering	367,000	873

		23,309

Description	Shares	Value (000)

Thailand — 1.3%
Bangkok Bank	138,700	$826
Cal-Comp Electronics Public Company*	389,792	36
Delta Electronics Thailand	171,600	330
GFPT	1,537,900	606
Hana Microelectronics	417,400	431
Kasikornbank	91,100	575
KCE Electronics	307,000	333
Krung Thai Bank	717,200	462
PTT	343,100	3,361
PTT Exploration & Production	230,300	1,189
PTT Global Chemical	1,127,500	2,345
Ratchaburi Electricity Generating Holding	123,900	207
Siamgas & Petrochemicals	496,400	262
SVI	1,569,600	215
Thai Vegetable Oil	288,600	200
Thanachart Capital	603,500	656
Tipco Asphalt	23,200	45
TPI Polene	243,100	96

		12,175

Turkey — 1.3%
Adana Cimento Sanayii, Cl A	53,391	114
Akcansa Cimento	21,998	133
Aksigorta*	25,000	37
Alarko Holding	303,288	685
Albaraka Turk*	44,267	37
Anadolu Anonim Turk Sigorta*	148,517	100
Bagfas Bandirma Gubre Fabrik	6,700	156
Baticim Bati Anadolu Cimento Sanayii	13,568	45
Cimsa Cimento Sanayi ve Ticaret*	66,877	432
EGE Seramik Sanayi ve Ticaret	22,722	32
Goodyear Lastikleri	16,125	505
KOC Holding	50,183	246
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret*	25,000	45
Soda Sanayii	159,170	283
Tupras Turkiye Petrol Rafinerileri	70,201	1,637
Turk Ekonomi Bankasi*	51,500	50
Turkcell Iletisim Hizmetleri*	165,660	1,036
Turkiye Garanti Bankasi	336,980	1,319
Turkiye Halk Bankasi	170,483	1,279
Turkiye Is Bankasi, Cl C	919,209	2,487
Vestel Beyaz Esya Sanayi ve Ticaret	48,934	113
Vestel Elektronik Sanayi ve Ticaret*	470,230	632

		11,403

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

United Kingdom — 16.0%
3i Group	132,933	$914
Aberdeen Asset Management	17,752	138
Admiral Group	29,393	779
Aggreko PLC*	4,732	134
AMEC PLC	22,407	466
Anglo American	14,680	359
Anglo American PLC	28,034	686
Antofagasta PLC	7,344	96
ARM Holdings	26,327	397
ASOS*	1,002	51
Associated British Foods	6,495	339
AstraZeneca	23,333	1,733
Aviva	54,953	480
Babcock International Group	9,499	189
BAE Systems	196,783	1,458
Barclays	1,189,183	4,331
Barratt Developments	24,259	155
Betfair Group	18,219	319
BG Group	254,528	5,380
BHP Billiton	70,571	2,282
BP	626,168	5,518
British American Tobacco	36,492	2,172
British Land‡	17,232	207
British Sky Broadcasting Group	34,899	540
BT Group, Cl A	146,729	967
Bunzl	64,171	1,782
Burberry Group	8,021	204
Bwin.Party Digital Entertainment	109,216	180
Cable & Wireless Communications	465,489	392
Capita	110,679	2,169
Carnival	21,232	802
Centrica	113,914	609
Close Brothers Group	5,518	121
Cobham	20,284	108
Compass Group	577,368	10,048
Croda International	2,529	95
Daily Mail & General Trust, Cl A	23,217	331
Devro	64,238	273
Diageo	199,486	6,370
Direct Line Insurance Group	28,802	133
easyJet	2,983	70
Fresnillo	3,568	53
G4S	274,708	1,199
GKN	30,780	191
GlaxoSmithKline	94,830	2,538
Glencore	316,139	1,761

Description	Shares	Value (000)

GVC Holdings PLC*	14,300	$108
Hammerson‡	13,277	132
Hargreaves Lansdown	4,014	85
Hays	607,602	1,519
HomeServe	110,984	612
HSBC Holdings	1,047,467	10,628
ICAP	100,960	657
IG Group Holdings	45,081	453
IMI	10,325	263
Imperial Tobacco Group	17,875	805
Inchcape	2,188	24
Informa PLC*	110,831	909
Inmarsat	8,041	103
InterContinental Hotels Group	4,651	193
International Personal Finance	102,030	1,026
Intertek Group	44,631	2,100
Intu Properties‡	16,219	86
Investec	10,279	95
ITV	493,160	1,504
J Sainsbury	23,827	129
Johnson Matthey	3,849	204
Jupiter Fund Management	51,953	355
Kingfisher	43,293	266
Ladbrokes	46,860	113
Land Securities Group‡	14,071	250
Legal & General Group	109,487	422
Lloyds Banking Group*	2,261,103	2,873
London Stock Exchange Group	3,282	113
Marks & Spencer Group	30,785	224
Meggitt	14,126	122
Melrose Industries	19,961	89
Merlin Entertainments PLC*	100,738	618
Michael Page International	17,491	129
Millennium & Copthorne Hotels	12,600	125
Moneysupermarket.com Group	25,678	83
National Express Group PLC*	28,423	127
National Grid	69,180	995
Next	2,828	313
Northgate	15,097	136
Old Mutual	89,299	302
Pearson	15,379	304
Perform Group PLC*	36,648	145
Persimmon	5,868	128
Petrofac	9,532	196
Provident Financial	31,963	1,250
Prudential	47,464	1,089
Reckitt Benckiser Group	86,593	7,558

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Reed Elsevier	89,684	$1,443
Rexam	88,345	809
Rightmove	41,541	1,524
Rio Tinto	116,799	6,214
Rolls-Royce Holdings	131,875	2,413
Royal Bank of Scotland Group*	46,659	262
Royal Mail*	12,014	103
RSA Insurance Group*	18,845	153
SABMiller	17,866	1,036
Sage Group	176,213	1,158
Schroders	2,410	103
Segro‡	12,890	76
Serco Group	86,177	539
Severn Trent	4,421	146
Shire	10,927	855
Smith & Nephew	26,868	478
Smiths Group	159,192	3,534
Spectris	17,803	676
Sports Direct International*	4,876	59
SSE	18,019	483
Stagecoach Group	115,045	740
Standard Chartered	292,321	5,973
Standard Life	43,978	282
Subsea 7	4,613	86
Tate & Lyle	8,317	97
Tesco	233,959	1,138
Thomas Cook Group PLC*	322,749	737
Travis Perkins	4,723	132
TUI Travel	125,312	854
Tullow Oil	16,250	237
Unilever	61,584	2,795
United Utilities Group	12,639	191
Vodafone Group	640,770	2,138
Weir Group	3,837	172
WH Smith	25,612	468
Whitbread	3,222	243
William Hill	16,151	91
WM Morrison Supermarkets	38,048	119
Wolseley	4,913	269
WPP	343,880	7,497

		145,802

United States — 0.6%
NCR*	33,181	1,164
Seadrill	6,703	266
TAL Education Group ADR*	20,332	559

Description	Shares	Value (000)

Yum! Brands	38,767	$3,148
YY ADR*	2,013	152

		5,289

Total Common Stock (Cost $818,626) (000)		877,147

PREFERRED STOCK — 0.9%
Alpargatas	52,200	272
Banco Bradesco	81,600	1,185
Bayerische Motoren Werke	963	92
Cia Paranaense de Energia	61,000	932
Gerdau	72,800	429
Henkel & KGaA	3,331	385
Itau Unibanco Holding	26,400	380
Porsche Automobil Holding	2,793	291
ProSiebenSat.1 Media	35,456	1,580
Volkswagen	8,536	2,242

Total Preferred Stock (Cost $7,542) (000)		7,788

UNAFFILIATED REGISTERED INVESTMENT COMPANY — 0.0%
FII BTG Pactual Corporate Office Fund	2,762	153

Total Unaffiliated Registered Investment Company (Cost $138) (000)		153

	Number of Warrants
WARRANTS — 0.0%
Sun Hung Kai Properties* Expires 4/22/16	2,583	3

Total Warrants (Cost $—) (000)		3

	Number of Rights
RIGHTS — 0.0%
Acerinox*, Expires 7/9/14	36,960	23
Cia B2W*, Expires 7/8/14	23,830	32
HKT Trust*, Expires 7/11/14	7,740	2
Repsol*, Expires 7/7/14	15,672	11

Total Rights (Cost $—) (000)		68

CASH EQUIVALENT (B) — 1.7%
State Street Institutional Liquid Reserves Fund, 0.080%	15,798,440	15,798

Total Cash Equivalent (Cost $15,798) (000)		15,798

Total Investments — 99.0% (Cost $842,104) (000)		$900,957

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP International Equity Fund

Percentages are based on net assets of $910,407 (000).

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
E-MINI MSCI Future	160	Sep-2014	$86

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such security as of June 30, 2014 was $204 (000) and represented 0.02% of net assets.
(B)	The rate reported is the 7-day effective yield as of June 30, 2014.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NY — New York

PLC — Public Limited Company

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$24,523	$—	$—	$24,523
Austria	1,681	—	—	1,681
Belgium	4,614	—	—	4,614
Brazil	29,138	—	—	29,138
Canada	11,668	—	—	11,668
Chile	943	—	—	943
China	20,539	—	—	20,539
Colombia	509	—	—	509
Czech Republic	1,142	—	—	1,142
Denmark	15,030	—	—	15,030
Finland	7,403	—	—	7,403
France	64,500	—	—	64,500
Germany	57,377	—	—	57,377
Greece	1,026	—	—	1,026
Guernsey	147	—	—	147
Hong Kong	28,670	—	—	28,670
India	6,456	—	—	6,456
Indonesia	7,763	—	—	7,763
Ireland	4,733	—	—	4,733
Israel	2,375	—	—	2,375
Italy	14,428	—	—	14,428
Japan	129,650	—	—	129,650
Jersey	1,861	—	—	1,861
Luxembourg	2,094	—	—	2,094
Macau	335	—	—	335
Malaysia	6,834	—	—	6,834
Mexico	16,429	—	—	16,429
Netherlands	35,855	—	—	35,855

Investments in Securities	Level 1	Level 2	Level 3^	Total
New Zealand	$763	$—	$—	$763
Norway	4,088	—	—	4,088
Panama	406	—	—	406
Peru	731	—	—	731
Philippines	4,120	—	—	4,120
Poland	7,080	—	—	7,080
Portugal	416	—	—	416
Russia	12,456	—	—	12,456
Singapore	9,441	—	—	9,441
South Africa	18,751	—	—	18,751
South Korea	36,498	—	204	36,702
Spain	15,496	—	—	15,496
Sweden	16,389	—	—	16,389
Switzerland	54,607	—	—	54,607
Taiwan	23,309	—	—	23,309
Thailand	12,175	—	—	12,175
Turkey	11,403	—	—	11,403
United Kingdom	145,802	—	—	145,802
United States	5,289	—	—	5,289

Total Common Stock	876,943	—	204	877,147
Preferred Stock	7,788	—	—	7,788
Unaffiliated Registered Investment Company	153	—	—	153
Warrants	3	—	—	3
Rights	68	—	—	68
Cash Equivalent	15,798	—	—	15,798

Total Investments in Securities	$900,753	$—	$204	$900,957

Other Financial Instruments
Futures Contracts*
Unrealized Appreciation	$86	$—	$—	$86

Total Other Financial Instruments	$86	$—	$—	$86

*	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 33.6%
U.S. Treasury Bonds
5.375%, 02/15/31	$3,883	$5,098
4.500%, 02/15/36	6,672	8,103
3.625%, 02/15/44	6,245	6,590
U.S. Treasury Notes
5.125%, 05/15/16	500	544
4.250%, 08/15/15	3,500	3,660
3.625%, 02/15/20	8,000	8,799
3.375%, 11/15/19	1,000	1,087
2.750%, 11/15/23	5,500	5,637
2.500%, 05/15/24	2,291	2,288
2.250%, 04/30/21	3,000	3,029
2.125%, 06/30/21	749	749
2.000%, 09/30/20	14,958	14,847
1.750%, 05/15/22	3,000	2,888
1.625%, 03/31/19	5,953	5,967
1.500%, 07/31/16	34,246	34,262
1.375%, 09/30/18	2,000	1,998
1.250%, 04/30/19	13,250	13,029
1.000%, 09/30/16	10,500	10,396
0.875%, 06/15/17	35,070	35,083
0.625%, 12/15/16	18,000	17,990
0.500%, 07/31/17	15,000	14,802
0.375%, 08/31/15	53,813	53,886
0.250%, 12/31/15	15,000	14,987

Total U.S. Treasury Obligations (Cost $264,835) (000)		265,719

CORPORATE OBLIGATIONS — 26.3%
Consumer Discretionary — 1.5%
21st Century Fox America 4.500%, 02/15/21	100	110
Amazon.com
2.500%, 11/29/22	150	142
1.200%, 11/29/17	200	199
Atento Luxco 1 7.375%, 01/29/20 (A)	370	381

Description	Face Amount (000)	Value (000)

AutoZone 1.300%, 01/13/17	$100	$100
Avianca Holdings 8.375%, 05/10/20 (A)	330	353
Carnival 1.200%, 02/05/16	100	101
CBS 3.375%, 03/01/22	150	150
Comcast
6.500%, 01/15/17	250	284
4.750%, 03/01/44	262	277
Delphi 4.150%, 03/15/24	40	42
Diageo Capital PLC 5.750%, 10/23/17	200	228
DIRECTV Holdings
5.000%, 03/01/21	200	223
4.450%, 04/01/24	100	106
Discovery Communications 5.050%, 06/01/20	100	112
ERAC USA Finance
3.850%, 11/15/24 (A)	563	567
2.350%, 10/15/19 (A)	1,160	1,158
Ford Motor Credit
3.000%, 06/12/17	250	261
2.375%, 03/12/19	200	201
Gap 5.950%, 04/12/21	200	231
Golden Eagle Retail Group 4.625%, 05/21/23 (A)	370	344
Grupo Televisa 7.250%, 05/14/43	2,840	190
Home Depot 5.400%, 03/01/16	250	271
Johnson Controls 3.625%, 07/02/24	43	43
Kellogg 4.450%, 05/30/16	100	107
Kohl’s 4.000%, 11/01/21	100	105
Macy’s Retail Holdings 3.625%, 06/01/24	100	99
Magna International 3.625%, 06/15/24	50	50
Mattel 2.350%, 05/06/19	100	100
McDonald’s 5.350%, 03/01/18	100	114
NBCUniversal Media 4.375%, 04/01/21	250	276
Omnicom Group 4.450%, 08/15/20	100	109

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Scripps Networks Interactive 2.700%, 12/15/16	$100	$104
Staples 2.750%, 01/12/18	100	101
Starbucks 6.250%, 08/15/17	100	115
Target 2.900%, 01/15/22	100	100
Thomson Reuters 0.875%, 05/23/16	100	100
Time Warner
4.875%, 03/15/20	150	168
4.650%, 06/01/44	424	416
3.150%, 07/15/15	150	154
Time Warner Cable
8.750%, 02/14/19	100	128
7.300%, 07/01/38	485	653
6.750%, 07/01/18	250	296
TJX 2.750%, 06/15/21	100	100
Toyota Motor Credit 2.750%, 05/17/21	100	100
TRW Automotive 4.500%, 03/01/21 (A)	1,211	1,277
Viacom
5.850%, 09/01/43	254	292
4.250%, 09/01/23	100	105
2.200%, 04/01/19	100	100
Walt Disney
2.550%, 02/15/22	100	98
1.850%, 05/30/19	50	50
Whirlpool 4.000%, 03/01/24	60	61
Wyndham Worldwide 4.250%, 03/01/22	150	154
Yum! Brands 3.875%, 11/01/23	100	102

		11,808

Consumer Staples — 1.3%
Ajecorp BV 6.500%, 05/14/22 (A)	350	322
Altria Group 9.250%, 08/06/19	200	266
Anheuser-Busch InBev Finance 4.625%, 02/01/44	220	229
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	200	247
2.500%, 07/15/22	250	240
1.375%, 07/15/17	200	201
Bunge Limited Finance 3.200%, 06/15/17	100	104
Central American Bottling 6.750%, 02/09/22 (A)	330	352

Description	Face Amount (000)	Value (000)

Coca-Cola 2.450%, 11/01/20	$150	$151
Coca-Cola Company
3.200%, 11/01/23	100	101
1.800%, 09/01/16	200	205
Coca-Cola Femsa
5.250%, 11/26/43	442	490
2.375%, 11/26/18	150	152
Colgate-Palmolive 1.750%, 03/15/19	100	100
ConAgra Foods
3.200%, 01/25/23	150	145
1.900%, 01/25/18	100	100
Costco Wholesale 1.700%, 12/15/19	100	98
CVS Caremark 5.750%, 06/01/17	200	225
General Mills
5.650%, 02/15/19	100	116
3.150%, 12/15/21	61	62
Kimberly-Clark 1.900%, 05/22/19	150	150
Kraft Foods Group
6.125%, 08/23/18	150	174
3.500%, 06/06/22	125	128
Kroger
6.400%, 08/15/17	100	115
4.000%, 02/01/24	100	104
Lorillard Tobacco 2.300%, 08/21/17	100	102
Lowe’s 4.625%, 04/15/20	100	110
Mondelez International 4.125%, 02/09/16	200	211
PepsiCo
7.900%, 11/01/18	200	249
2.500%, 05/10/16	200	207
Pernod Ricard 2.950%, 01/15/17 (A)	2,898	3,015
Philip Morris International 5.650%, 05/16/18	250	287
Procter & Gamble
1.450%, 08/15/16	225	229
0.750%, 11/04/16	150	149
Reynolds American 6.750%, 06/15/17	100	115
Tyson Foods 4.500%, 06/15/22	150	157
Unilever Capital 2.200%, 03/06/19	100	101
Wal-Mart Stores
3.300%, 04/22/24	50	51
2.550%, 04/11/23	150	145
1.125%, 04/11/18	250	246

		9,951

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Energy — 3.9%
Anadarko Petroleum 6.375%, 09/15/17	$200	$230
BP Capital Markets
3.125%, 10/01/15	300	310
2.750%, 05/10/23	200	192
2.237%, 05/10/19	100	101
Cameron International 1.400%, 06/15/17	50	50
Canadian Natural Resources 5.700%, 05/15/17	200	224
Cenovus Energy 5.700%, 10/15/19	2,102	2,438
Chevron
2.355%, 12/05/22	150	144
1.718%, 06/24/18	100	101
CNOOC Curtis Funding No. 1 4.500%, 10/03/23 (A)	360	375
CNOOC Nexen Finance
4.875%, 04/30/44	200	202
1.625%, 04/30/17	200	200
ConocoPhillips 5.750%, 02/01/19	125	146
Continental Resources
5.000%, 09/15/22	100	109
4.500%, 04/15/23	100	107
DCP Midstream Operating 3.875%, 03/15/23	150	152
Ecopetrol 5.875%, 09/18/23	1,097	1,175
El Paso Pipeline Partners Operating
6.500%, 04/01/20	448	525
5.000%, 10/01/21	1,237	1,353
4.100%, 11/15/15	150	156
Enable Midstream Partners 2.400%, 05/15/19 (A)	50	50
Enbridge 5.600%, 04/01/17	100	111
Enbridge Energy Partners 5.875%, 12/15/16	50	55
Energy Transfer Partners
5.200%, 02/01/22	150	166
4.150%, 10/01/20	755	798
Ensco 4.700%, 03/15/21	100	109
Enterprise Products Operating LLC
3.350%, 03/15/23	100	100
3.200%, 02/01/16	150	156
EOG Resources 2.625%, 03/15/23	100	97
Exxon Mobil 1.819%, 03/15/19	150	151

Description	Face Amount (000)	Value (000)

Fermaca Enterprises S de RL de CV 6.375%, 03/30/38 (A)	$200	$209
Halliburton 3.500%, 08/01/23	100	103
Hess 8.125%, 02/15/19	150	189
KazMunayGas National
11.750%, 01/23/15 (A)	240	253
6.375%, 04/09/21 (A)	430	479
5.750%, 04/30/43 (A)	470	451
Kinder Morgan Energy Partners
6.500%, 09/01/39	375	442
5.500%, 03/01/44	161	170
3.950%, 09/01/22	250	256
3.500%, 03/01/21	20	20
Marathon Oil 2.800%, 11/01/22	150	146
Marathon Petro 3.500%, 03/01/16	100	104
National Oilwell Varco 2.600%, 12/01/22	200	193
Newmont Mining 3.500%, 03/15/22	200	193
Noble Energy
5.250%, 11/15/43	648	714
4.150%, 12/15/21	200	215
Occidental Petroleum 3.125%, 02/15/22	100	101
Oleoducto Central 4.000%, 05/07/21 (A)	200	201
ONEOK Partners 3.375%, 10/01/22	100	99
Pertamina Persero
6.450%, 05/30/44 (A)	370	367
6.000%, 05/03/42 (A)	340	318
5.250%, 05/23/21 (A)	390	402
4.300%, 05/20/23 (A)	530	500
Petrobras Global Finance 4.875%, 03/17/20	1,570	1,613
Petrobras International Finance
5.375%, 01/27/21	650	677
3.500%, 02/06/17	300	308
Petroleos de Venezuela
9.750%, 05/17/35 (A)	585	479
9.000%, 11/17/21	830	705
8.500%, 11/02/17 (A)	130	122
5.375%, 04/12/27	570	353
5.250%, 04/12/17	350	296
Petroleos Mexicanos
8.000%, 05/03/19	250	310
6.625%, 06/15/35	940	1,106
6.375%, 01/23/45 (A)	545	633
5.500%, 06/27/44	540	562
3.500%, 01/30/23	200	195

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Phillips 66 2.950%, 05/01/17	$200	$210
Plains All American Pipeline 3.850%, 10/15/23	150	154
Sasol Financing International 4.500%, 11/14/22	200	203
Schlumberger Investment 3.650%, 12/01/23	200	208
Shell International Finance
4.300%, 09/22/19	200	222
1.125%, 08/21/17	150	150
Sinopec Group Overseas Development 4.375%, 10/17/23 (A)	460	480
Spectra Energy Capital 3.300%, 03/15/23	150	144
State Oil of the Azerbaijan Republic 4.750%, 03/13/23	570	567
Statoil 2.450%, 01/17/23	125	120
Suncor Energy 6.100%, 06/01/18	100	116
Talisman Energy
5.850%, 02/01/37	90	99
3.750%, 02/01/21	960	992
Total Capital Canada 2.750%, 07/15/23	200	194
Total Capital International
2.100%, 06/19/19	100	100
1.550%, 06/28/17	200	203
TransCanada PipeLines 6.350%, 05/15/67 (B)	100	104
0.750%, 01/15/16	100	100
Transocean 6.375%, 12/15/21	200	231
Valero Energy 9.375%, 03/15/19	29	38
Williams
8.750%, 03/15/32	277	361
4.550%, 06/24/24	50	50
Williams Partners 5.250%, 03/15/20	1,773	2,000
Yingde Gases Investment 8.125%, 04/22/18 (A)	330	349

		30,962

Financials — 10.1%
Abbey National Treasury Services 4.000%, 04/27/16	100	105
ACE 2.600%, 11/23/15	100	103
Aflac 8.500%, 05/15/19	100	129

Description	Face Amount (000)	Value (000)

African Development Bank 0.875%, 05/15/17	$205	$203
Alleghany 4.950%, 06/27/22	100	109
American Express
7.000%, 03/19/18	300	357
2.750%, 09/15/15	300	308
American Honda Finance 2.125%, 10/10/18	200	203
American International Group
8.175%, 05/15/58 (B)	220	303
5.850%, 01/16/18	200	228
4.125%, 02/15/24	574	604
3.375%, 08/15/20	350	364
American Tower 3.400%, 02/15/19 ‡	100	105
Ameriprise Financial 5.300%, 03/15/20	100	114
Andina de Fomento 4.375%, 06/15/22	100	106
AON 5.000%, 09/30/20	100	112
ARC Properties Operating Partnership
3.000%, 02/06/19 ‡ (A)	100	100
2.000%, 02/06/17 ‡ (A)	100	100
Asian Development Bank
1.750%, 03/15/19	100	101
1.125%, 03/15/17	400	403
Assurant 4.000%, 03/15/23	74	74
Australia & New Zealand Banking Group New York
2.250%, 06/13/19	2,393	2,403
1.250%, 01/10/17	250	252
Banco de Costa Rica 5.250%, 08/12/18 (A)	340	349
Banco de Credito del Peru 6.125%, 04/24/27 (A) (B)	340	362
Banco de Reservas de la Republica Dominicana 7.000%, 02/01/23 (A)	390	406
Banco do Brasil 3.875%, 10/10/22	200	188
Banco Nacional de Costa Rica 4.875%, 11/01/18 (A)	350	358
Banco Nacional de Desenvolvimento Economico e Social 5.750%, 09/26/23 (A)	390	419
Banco Regional SAECA 8.125%, 01/24/19 (A)	390	429
Bancolombia 6.125%, 07/26/20	330	357

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Bank of America
6.500%, 08/01/16	$500	$554
5.000%, 01/21/44	427	453
4.750%, 08/01/15	250	261
4.100%, 07/24/23	551	572
3.300%, 01/11/23	400	394
2.650%, 04/01/19	1,136	1,151
2.600%, 01/15/19	712	720
2.000%, 01/11/18	750	755
Bank of Ceylon 6.875%, 05/03/17 (A)	210	223
Bank of Georgia 7.750%, 07/05/17	330	353
Bank of Montreal 1.400%, 09/11/17	200	201
Bank of New York Mellon
3.550%, 09/23/21	100	105
2.200%, 05/15/19	50	50
2.100%, 08/01/18	200	203
Bank of Nova Scotia
2.050%, 10/07/15	200	202
1.100%, 12/13/16	150	150
Barclays Bank
5.140%, 10/14/20	150	164
5.000%, 09/22/16	250	272
BB&T 2.250%, 02/01/19	100	101
BBVA Bancomer 6.008%, 05/17/22 (A) (B)	380	401
Berkshire Hathaway 1.900%, 01/31/17	250	256
Berkshire Hathaway Finance 0.950%, 08/15/16	150	151
BioMed Realty 2.625%, 05/01/19 ‡	50	50
Blackrock 5.000%, 12/10/19	100	114
BlackRock 3.500%, 03/18/24	150	152
BMCE Bank 6.250%, 11/27/18	200	210
BNP Paribas
3.600%, 02/23/16	150	157
3.250%, 03/03/23	150	148
2.375%, 09/14/17	150	154
Boston Properties LP
5.625%, 11/15/20 ‡	1,591	1,832
4.125%, 05/15/21 ‡	100	106
3.850%, 02/01/23 ‡	100	103
BPCE 1.625%, 02/10/17	250	252
Branch Banking & Trust 1.000%, 04/03/17	250	249

Description	Face Amount (000)	Value (000)

Canadian Imperial Bank of Commerce 0.900%, 10/01/15	$100	$100
Capital One Bank USA 2.150%, 11/21/18	250	252
Capital One Financial 2.450%, 04/24/19	978	987
CFR International 5.125%, 12/06/22 (A)	200	216
Charles Schwab 4.450%, 07/22/20	100	112
China Overseas Finance Cayman III 5.375%, 10/29/23	790	799
Cielo 3.750%, 11/16/22 (A)	390	371
Citigroup
8.500%, 05/22/19	500	639
5.500%, 09/13/25	550	614
4.587%, 12/15/15	500	527
3.750%, 06/16/24	100	100
CNA Financial
7.350%, 11/15/19	841	1,037
5.875%, 08/15/20	100	117
Comerica 2.125%, 05/23/19	50	50
Commonwealth Bank of Australia 2.250%, 03/13/19	250	252
Cooperatieve Centrale Raiffeisen-Boerenleenbank 3.875%, 02/08/22	300	318
Corporate Office Properties 3.700%, 06/15/21‡	527	527
Council of Europe Development Bank 1.125%, 05/31/18	150	149
Credit Suisse New York 5.400%, 01/14/20	250	281
Crown Castle Holdings 3.849%, 04/15/23	150	151
Deutsche Bank
6.000%, 09/01/17	200	227
3.700%, 05/30/24	85	85
Development Bank of Kazakhstan 4.125%, 12/10/22 (A)	770	729
Digital Realty Trust 3.625%, 10/01/22 ‡	100	95
Discover Bank 2.000%, 02/21/18	250	251
ERP Operating
4.625%, 12/15/21 ‡	200	220
4.500%, 07/01/44 ‡	449	450
2.375%, 07/01/19 ‡	1,053	1,058

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Essex Portfolio LP 5.200%, 03/15/21	$481	$538
European Bank for Reconstruction & Development
1.500%, 03/16/20	200	194
1.000%, 02/16/17	200	201
European Investment Bank
3.250%, 01/29/24	250	261
1.875%, 03/15/19	150	151
1.750%, 06/17/19	100	100
1.625%, 09/01/15	500	508
1.125%, 09/15/17	1,000	1,001
1.000%, 08/17/17	100	100
0.875%, 04/18/17	250	250
0.500%, 08/15/16	500	499
Export Credit Bank of Turkey 5.875%, 04/24/19 (A)	200	212
Export-Import Bank of Korea 4.000%, 01/11/17	400	427
Fifth Third Bank 1.150%, 11/18/16	200	201
First Horizon National Bank 5.375%, 12/15/15	100	106
FMS Wertmanagement AoeR 0.625%, 04/18/16	200	201
Fondo MIVIVIENDA 3.375%, 04/02/19 (A)	340	343
Ford Motor Credit 4.250%, 02/03/17	200	215
Genworth Holdings
7.700%, 06/15/20	825	1,017
7.625%, 09/24/21	150	188
4.800%, 02/15/24	384	410
Goldman Sachs Group
6.150%, 04/01/18	500	573
5.750%, 01/24/22	400	463
4.000%, 03/03/24	1,155	1,176
3.850%, 07/08/24	555	554
3.625%, 02/07/16	500	521
2.625%, 01/31/19	1,323	1,342
Grupo Aval 4.750%, 09/26/22 (A)	370	366
GTB Finance 6.000%, 11/08/18 (A)	350	348
HCP 5.375%, 02/01/21 ‡	200	227
Health Care 5.250%, 01/15/22 ‡	100	112
Hospitality Properties Trust 5.000%, 08/15/22 ‡	100	106
Host Hotels & Resorts 3.750%, 10/15/23 ‡	100	99
HSBC Finance 6.676%, 01/15/21	200	239

Description	Face Amount (000)	Value (000)

HSBC Holdings 5.250%, 03/14/44	$420	$450
HSBC USA
3.500%, 06/23/24	805	807
2.625%, 09/24/18	250	258
1.300%, 06/23/17	200	200
Inter-American Development Bank
2.250%, 07/15/15	100	102
2.125%, 11/09/20	250	250
1.125%, 03/15/17	400	404
1.000%, 07/14/17	100	100
0.875%, 03/15/18	150	148
Intercontinental Exchange 4.000%, 10/15/23	150	158
Intercorp Retail Trust 8.875%, 11/14/18 (A)	330	362
International Bank for Reconstruction & Development
2.250%, 06/24/21	50	50
2.125%, 03/15/16	500	515
1.875%, 03/15/19	100	101
1.375%, 04/10/18	100	101
0.875%, 04/17/17	250	250
0.500%, 05/16/16	100	100
International Finance
1.250%, 07/16/18	100	100
0.875%, 06/15/18	300	294
0.625%, 11/15/16	150	150
Intesa Sanpaolo
5.250%, 01/12/24	250	273
5.017%, 06/26/24 (A)	373	378
Japan Finance
2.500%, 05/18/16	200	207
1.750%, 11/13/18	200	200
Jefferies Group 6.875%, 04/15/21	100	117
JPMorgan Chase
6.000%, 01/15/18	300	344
4.250%, 10/15/20	400	434
3.875%, 02/01/24	1,859	1,914
3.625%, 05/13/24	100	100
3.375%, 05/01/23	250	245
3.150%, 07/05/16	500	521
2.350%, 01/28/19	200	202
1.350%, 02/15/17	150	151
Kaisa Group Holdings 8.875%, 03/19/18 (A)	330	339
KeyCorp 5.100%, 03/24/21	150	170
KFW
2.125%, 01/17/23	250	242
1.875%, 04/01/19	150	152
1.000%, 06/11/18	1,000	985
0.750%, 03/17/17	500	499
0.500%, 04/19/16	750	750

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Kilroy Realty LP 5.000%, 11/03/15 ‡	$125	$132
Kimco Realty 3.200%, 05/01/21 ‡	50	50
Korea Development Bank 1.500%, 01/22/18	200	197
Korea Finance 2.875%, 08/22/18	200	205
Landwirtschaftliche Rentenbank
2.125%, 07/15/16	150	155
1.750%, 04/15/19	100	100
1.000%, 04/04/18	200	198
Liberty Property 4.125%, 06/15/22 ‡	100	104
Lincoln National 7.000%, 05/17/66 (B)	150	156
Loews 2.625%, 05/15/23	100	94
Majapahit Holding 8.000%, 08/07/19 (A)	310	366
MetLife
6.750%, 06/01/16	200	222
3.600%, 04/10/24	100	102
MFB Magyar Fejlesztesi Bank 6.250%, 10/21/20 (A)	200	222
Morgan Stanley
5.500%, 07/28/21	372	427
4.875%, 11/01/22	250	268
3.875%, 04/29/24	365	369
3.800%, 04/29/16	500	525
2.500%, 01/24/19	250	253
2.125%, 04/25/18	500	505
1.750%, 02/25/16	100	101
National Australia Bank 2.750%, 03/09/17	250	261
National Rural Utilities Cooperative Finance 10.375%, 11/01/18	150	202
National Savings Bank 8.875%, 09/18/18 (A)	490	555
Nomura Holdings 4.125%, 01/19/16	200	210
Nordic Investment Bank 0.500%, 04/14/16	200	200
Oesterreichische Kontrollbank 0.750%, 12/15/16	250	250
Omega Healthcare Investors 6.750%, 10/15/22 ‡	150	162
Pacific LifeCorp 5.125%, 01/30/43 (A)	358	371
PNC Bank 2.700%, 11/01/22	250	241
1.125%, 01/27/17	100	100

Description	Face Amount (000)	Value (000)

PNC Financial Services Group 3.900%, 04/29/24	$100	$102
Power Sector Assets & Liabilities Management 7.390%, 12/02/24 (A)	290	373
Principal Financial Group 3.300%, 09/15/22	1,017	1,013
Prologis 6.875%, 03/15/20 ‡	100	120
Prudential Financial
5.625%, 06/15/43 (B)	150	160
4.750%, 09/17/15	150	157
3.500%, 05/15/24	874	872
Realty Income 3.250%, 10/15/22 ‡	100	98
Royal Bank of Canada
2.200%, 07/27/18	150	153
2.150%, 03/15/19	200	202
Royal Bank of Scotland PLC 2.550%, 09/18/15	250	255
Santander Holdings USA 3.000%, 09/24/15	200	205
Scotiabank Peru 4.500%, 12/13/27 (A) (B)	400	383
Simon Property Group 5.250%, 12/01/16 ‡	150	164
2.200%, 02/01/19 ‡	150	151
Sumitomo Mitsui Banking 3.950%, 01/10/24	250	262
SunTrust Banks
3.500%, 01/20/17	100	106
2.500%, 05/01/19	50	51
Svensk Exportkredit 1.750%, 10/20/15	200	204
Svenska Handelsbanken 3.125%, 07/12/16	250	262
Toronto-Dominion Bank
2.375%, 10/19/16	200	208
2.125%, 07/02/19	3,532	3,531
Toyota Motor Credit
2.100%, 01/17/19	200	202
2.050%, 01/12/17	200	205
Travelers 3.900%, 11/01/20	100	108
Turkiye Garanti Bankasi 4.000%, 09/13/17 (A)	200	202
Turkiye Halk Bankasi 3.875%, 02/05/20 (A)	390	369
Turkiye Vakiflar Bankasi Tao 5.000%, 10/31/18 (A)	320	326
UBS 5.875%, 12/20/17	250	286
UDR 4.625%, 01/10/22	1,108	1,204

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Unum Group 4.000%, 03/15/24	$50	$52
US Bancorp
2.950%, 07/15/22	200	197
1.950%, 11/15/18	100	101
Ventas Realty
3.750%, 05/01/24	50	50
1.550%, 09/26/16	100	101
Wells Fargo
5.625%, 12/11/17	500	569
4.125%, 08/15/23	150	156
3.676%, 06/15/16 (E)	250	264
2.125%, 04/22/19	200	201
Westpac Banking
4.875%, 11/19/19	200	225
2.250%, 01/17/19	100	101
Weyerhaeuser 4.625%, 09/15/23 ‡	100	108
Willis Group Holdings 4.125%, 03/15/16	14	15
WP Carey 4.600%, 04/01/24	50	52
XLIT 5.750%, 10/01/21	74	86
Zenith Bank 6.250%, 04/22/19 (A)	340	338

		79,912

Health Care — 1.3%
AbbVie 2.900%, 11/06/22	100	97
1.750%, 11/06/17	200	202
1.200%, 11/06/15	200	202
Actavis 1.875%, 10/01/17	100	101
Actavis Funding SCS 3.850%, 06/15/24 (A)	100	101
Aetna 2.750%, 11/15/22	150	145
Amerisource Bergen 3.400%, 05/15/24	100	100
Amgen 5.700%, 02/01/19	250	289
3.625%, 05/22/24	938	946
AstraZeneca 1.950%, 09/18/19	100	99
Baxter International 3.200%, 06/15/23	100	99
0.950%, 06/01/16	100	100
Becton Dickinson 3.125%, 11/08/21	100	103
Boston Scientific 2.650%, 10/01/18	100	102

Description	Face Amount (000)	Value (000)

Cardinal Health 3.200%, 03/15/23	$100	$99
CareFusion 3.875%, 05/15/24	100	101
Catholic Health Initiatives 4.350%, 11/01/42	599	574
Celgene 2.250%, 05/15/19	100	100
Cigna 4.000%, 02/15/22	100	106
Covidien International Finance 6.000%, 10/15/17	200	229
Express Scripts 3.125%, 05/15/16	100	104
Express Scripts Holding
3.900%, 02/15/22	150	157
1.250%, 06/02/17	55	55
Gilead Sciences
4.800%, 04/01/44	645	681
2.050%, 04/01/19	100	100
GlaxoSmithKline Capital
2.800%, 03/18/23	125	122
0.700%, 03/18/16	200	200
Howard Hughes Medical Institute 3.500%, 09/01/23	150	154
McKesson
4.883%, 03/15/44	610	641
3.250%, 03/01/16	150	156
Medtronic
1.375%, 04/01/18	175	174
0.875%, 02/27/17	100	100
Merck
1.300%, 05/18/18	200	198
0.700%, 05/18/16	150	150
Novartis Capital 4.400%, 05/06/44	650	677
Novartis Securities Investment 5.125%, 02/10/19	200	228
NYU Hospitals Center 5.750%, 07/01/43	240	276
Perrigo 4.000%, 11/15/23 (A)	200	203
Pfizer
3.000%, 06/15/23	100	100
1.500%, 06/15/18	200	198
1.100%, 05/15/17	100	100
Quest Diagnostics 5.450%, 11/01/15	100	106
Sanofi 2.625%, 03/29/16	200	207
Teva Pharmaceutical Finance 2.950%, 12/18/22	150	144

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Thermo Fisher Scientific
3.600%, 08/15/21	$100	$104
2.400%, 02/01/19	150	151
2.250%, 08/15/16	100	103
UnitedHealth Group 2.875%, 03/15/22	200	199
WellPoint
5.100%, 01/15/44	610	664
3.300%, 01/15/23	200	200
Zoetis 3.250%, 02/01/23	150	148

		10,695

Industrials — 2.1%
3M 1.625%, 06/15/19	100	99
ABB Finance USA 2.875%, 05/08/22	150	149
Air Lease 3.375%, 01/15/19	150	154
American Airlines Pass-Through Trust 4.950%, 01/15/23 (A)	200	217
BHP Billiton Finance 1.625%, 02/24/17	200	204
Burlington Northern Santa Fe 5.650%, 05/01/17	100	112
4.450%, 03/15/43	685	681
3.050%, 03/15/22	100	100
Canadian National Railway 5.550%, 03/01/19	100	116
Caterpillar 3.900%, 05/27/21	150	162
3.400%, 05/15/24	1,019	1,031
Caterpillar Financial Services 2.050%, 08/01/16	200	205
CSX 7.375%, 02/01/19	100	123
Deere 2.600%, 06/08/22	150	147
Eaton 1.500%, 11/02/17	200	201
Emerson Electric 2.625%, 02/15/23	100	97
ENA Norte Trust 4.950%, 04/25/23 (A)	16	16
Eskom Holdings 5.750%, 01/26/21 (A)	450	461
FedEx 5.100%, 01/15/44	560	607
GATX 2.500%, 07/30/19	150	151
General Dynamics 2.250%, 11/15/22	150	142

Description	Face Amount (000)	Value (000)

General Electric 5.250%, 12/06/17	$250	$282
2.700%, 10/09/22	200	196
General Electric Capital 5.625%, 05/01/18	500	573
4.650%, 10/17/21	400	445
1.250%, 05/15/17	200	201
1.000%, 01/08/16	300	302
Georgian Railway 7.750%, 07/11/22 (A)	700	784
Grupo KUO De 6.250%, 12/04/22 (A)	350	367
Illinois Tool Works 1.950%, 03/01/19	100	100
John Deere Capital
3.350%, 06/12/24	481	484
2.800%, 03/04/21	100	101
1.300%, 03/12/18	150	148
1.125%, 06/12/17	1,599	1,603
KazAgro National Management Holding 4.625%, 05/24/23 (A)	300	290
Kazakhstan Temir Zholy Finance
6.950%, 07/10/42 (A)	310	339
6.375%, 10/06/20 (A)	730	808
Koninklijke Philips 5.750%, 03/11/18	200	228
Norfolk Southern
5.750%, 01/15/16	45	48
3.250%, 12/01/21	100	103
Northrop Grumman 3.250%, 08/01/23	150	149
Odebrecht Finance 7.125%, 06/26/42 (A)	340	367
Pitney Bowes 4.625%, 03/15/24	100	103
Precision Castparts 2.500%, 01/15/23	150	144
Raytheon 2.500%, 12/15/22	150	144
Republic Services 3.550%, 06/01/22	150	155
Ryder System 2.550%, 06/01/19	95	96
San Miguel 4.875%, 04/26/23	420	390
Stanley Black & Decker 2.900%, 11/01/22	100	98
Transnet 4.000%, 07/26/22 (A)	970	911
Transportadora de Gas Internacional 5.700%, 03/20/22 (A)	330	354

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Union Pacific 3.646%, 02/15/24	$100	$104
United Parcel Service 5.125%, 04/01/19	100	114
3.125%, 01/15/21	150	156
United Technologies 5.375%, 12/15/17	200	227
3.100%, 06/01/22	150	151
Waste Management 3.500%, 05/15/24	100	101

		16,341

Information Technology — 1.2%
Apple
4.450%, 05/06/44	515	522
2.400%, 05/03/23	200	189
2.100%, 05/06/19	150	151
1.050%, 05/05/17	200	200
1.000%, 05/03/18	100	98
Baidu 3.250%, 08/06/18	200	207
Cisco Systems 5.500%, 02/22/16	200	216
4.450%, 01/15/20	200	222
EMC 3.375%, 06/01/23	100	101
1.875%, 06/01/18	250	252
Fidelity National Information Services 3.500%, 04/15/23	150	148
Google 3.625%, 05/19/21	200	214
Hewlett-Packard 4.650%, 12/09/21	1,522	1,660
2.600%, 09/15/17	200	207
Intel 3.300%, 10/01/21	100	104
1.350%, 12/15/17	250	249
International Business Machines
7.625%, 10/15/18	125	155
3.375%, 08/01/23	100	101
1.625%, 05/15/20	100	96
1.250%, 02/06/17	200	201
Juniper Networks 4.500%, 03/15/24	50	52
Microsoft 3.625%, 12/15/23	100	105
1.625%, 12/06/18	150	150
NetApp 3.375%, 06/15/21	50	50
Oracle
2.800%, 07/08/21	516	515
2.500%, 10/15/22	200	191
2.250%, 10/08/19	2,427	2,424
1.200%, 10/15/17	250	250

Description	Face Amount (000)	Value (000)

Telefonaktiebolaget LM Ericsson 4.125%, 05/15/22	$150	$156
Texas Instruments 2.375%, 05/16/16	200	207
Xerox 4.500%, 05/15/21	150	162
Xilinx 2.125%, 03/15/19	50	50

		9,605

Materials — 1.2%
Airgas 3.650%, 07/15/24	100	101
ArcelorMittal 5.750%, 08/05/20	200	215
Barrick 3.850%, 04/01/22	100	99
Braskem Finance 6.450%, 02/03/24	200	214
Cementos Pacasmayo 4.500%, 02/08/23 (A)	200	191
Cemex Finance 9.375%, 10/12/22 (A)	330	388
CRH America 6.000%, 09/30/16	100	111
Dow Chemical 8.550%, 05/15/19	225	289
Eastman Chemical Company 2.400%, 06/01/17	200	206
Ecolab 3.000%, 12/08/16	200	209
EI du Pont de Nemours
4.625%, 10/01/14	100	112
2.800%, 02/15/23	100	98
Fibria Overseas Finance 5.250%, 05/12/24	250	249
Freeport-McMoRan Copper
3.550%, 03/01/22	150	149
2.375%, 03/15/18	250	253
Goldcorp 3.700%, 03/15/23	150	148
Grupo Cementos de Chihuahua 8.125%, 02/08/20 (A)	320	352
Grupo Idesa 7.875%, 12/18/20 (A)	340	362
International Paper
7.950%, 06/15/18	125	153
4.800%, 06/15/44	490	494
LyondellBasell Industries 5.000%, 04/15/19	250	282
Monsanto
4.200%, 07/15/34	240	242
2.750%, 07/15/21	497	498
2.125%, 07/15/19	100	100

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Mosaic 5.450%, 11/15/33	$310	$347
Nacional del Cobre de Chile
5.625%, 10/18/43 (A)	310	342
3.000%, 07/17/22 (A)	200	194
OCP 5.625%, 04/25/24 (A)	810	849
Potash Corp of Saskatchewan 3.625%, 03/15/24	100	102
Praxair 3.000%, 09/01/21	150	153
Rio Tinto Finance USA
2.250%, 12/14/18	150	153
1.625%, 08/21/17	200	202
1.375%, 06/17/16	200	202
Rock-Tenn 4.450%, 03/01/19	100	108
Samarco Mineracao 5.750%, 10/24/23 (A)	550	577
TAM Capital 3 8.375%, 06/03/21 (A)	330	358
Teck Resources 6.250%, 07/15/41	247	268
Vale Overseas 6.250%, 01/23/17	200	224
4.375%, 01/11/22	100	103

		9,697

Telecommunication Services — 1.3%
America Movil
5.000%, 03/30/20	100	111
2.375%, 09/08/16	200	206
AT&T
5.800%, 02/15/19	250	291
4.300%, 12/15/42	385	364
2.950%, 05/15/16	200	208
2.400%, 08/15/16	200	206
2.300%, 03/11/19	150	151
British Telecommunications 2.350%, 02/14/19	200	202
Colombia Telecomunicaciones 5.375%, 09/27/22 (A)	370	369
Columbus International 7.375%, 03/30/21 (A)	200	216
Comcel Trust 6.875%, 02/06/24 (A)	240	259
Eileme 2 11.625%, 01/31/20 (A)	400	478
France Telecom 4.125%, 09/14/21	100	107
L-3 Communications 5.200%, 10/15/19	125	141
Ooredoo International Finance 3.875%, 01/31/28 (A)	458	429

Description	Face Amount (000)	Value (000)

Reed Elsevier Capital 3.125%, 10/15/22	$100	$99
Rogers Communications 6.800%, 08/15/18	150	178
TBG Global Pte 4.625%, 04/03/18 (A)	250	254
Telecom Italia Capital 7.175%, 06/18/19	1,031	1,193
Telefonica Celular del Paraguay 6.750%, 12/13/22 (A)	240	258
Telefonica Emisiones 3.192%, 04/27/18	790	826
Verizon Communications
6.550%, 09/15/43	280	352
6.400%, 09/15/33	825	1,011
5.150%, 09/15/23	1,350	1,511
4.500%, 09/15/20	200	220
3.650%, 09/14/18	200	214
2.500%, 09/15/16	250	258
Vimpel Communications Via VIP Finance Ireland 9.125%, 04/30/18	300	341
Vodafone Group 2.950%, 02/19/23	150	145

		10,598

Utilities — 2.4%
Abengoa Transmision Sur 6.875%, 04/30/43 (A)	250	275
AES Andres Dominicana 9.500%, 11/12/20 (A)	350	379
AES El Salvador Trust II 6.750%, 03/28/23 (A)	360	344
American Electric Power 1.650%, 12/15/17	150	151
Berkshire Hathaway Energy 3.750%, 11/15/23	200	206
1.100%, 05/15/17	150	149
CMS Energy 6.250%, 02/01/20	100	119
Commonwealth Edison 2.150%, 01/15/19	250	252
Consolidated Edison Company of New York
5.850%, 04/01/18	100	115
4.450%, 03/15/44	238	244
Dominion Gas Holdings 1.050%, 11/01/16 (A)	250	249
Dominion Resources 4.050%, 09/15/42	542	503
DTE Energy 3.500%, 06/01/24	897	905
Duke Energy
3.950%, 10/15/23	250	263
2.150%, 11/15/16	100	103

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Empresa Nacional de Electricidad 4.250%, 04/15/24	$50	$50
Entergy 5.125%, 09/15/20	100	111
First Energy Transmission 4.350%, 01/15/25	425	429
FirstEnergy 7.375%, 11/15/31	260	307
FPL Group Capital 7.875%, 12/15/15	100	110
Hrvatska Elektroprivreda 6.000%, 11/09/17 (A)	340	360
Hydro-Quebec 1.375%, 06/19/17	200	202
ITC Holdings 3.650%, 06/15/24	25	25
Korea Gas 3.500%, 07/02/26 (A)	303	306
NextEra Energy Capital Holdings
3.625%, 06/15/23	715	720
2.700%, 09/15/19	688	702
2.400%, 09/15/19	712	716
NiSource Finance 6.400%, 03/15/18	150	172
5.650%, 02/01/45	448	504
NSTAR Electric 2.375%, 10/15/22	100	95
Oncor Electric Delivery 7.000%, 09/01/22	100	128
One Gas 2.070%, 02/01/19	74	74
Pacific Gas & Electric 4.750%, 02/15/44	619	659
3.500%, 10/01/20	150	158
PPL Capital Funding 3.500%, 12/01/22	150	152
Progress Energy 7.750%, 03/01/31	918	1,298
5.625%, 01/15/16	100	107
PSEG Power 4.300%, 11/15/23	987	1,032
Public Service Electric & Gas 2.300%, 09/15/18	100	102
Public Service of Colorado 4.300%, 03/15/44	577	598
Puget Energy 6.500%, 12/15/20	100	121
Sempra Energy
9.800%, 02/15/19	1,287	1,711
6.500%, 06/01/16	100	110
3.550%, 06/15/24	689	694
Southern 2.450%, 09/01/18	150	154

Description	Face Amount (000)	Value (000)

Southern California Edison 3.500%, 10/01/23	$150	$156
Southern California Gas 4.450%, 03/15/44	635	672
Southern Power 5.250%, 07/15/43	380	423
Star Energy Geothermal Wayang Windu 6.125%, 03/27/20 (A)	370	378
State Grid Overseas Investment 4.125%, 05/07/24 (A)	270	277
TECO Finance 4.000%, 03/15/16	150	158
TransAlta 1.900%, 06/03/17	31	31
Union Electric 3.500%, 04/15/24	150	152
Virginia Electric and Power 3.450%, 02/15/24	100	102
Wisconsin Energy 6.250%, 05/15/67 (B)	100	103
Xcel Energy 0.750%, 05/09/16	150	150

		18,766

Total Corporate Obligations (Cost $204,175) (000)		208,335

MORTGAGE-BACKED SECURITIES — 10.5%
Agency Mortgage-Backed Obligations — 9.1%
FHLMC 5.500%, 07/01/37	550	614
4.000%, 07/15/41	4,320	4,577
3.500%, 07/15/41	350	360
3.000%, 07/15/43	3,000	2,959
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A2
3.490%, 01/25/24	833	876
2.856%, 01/25/21	620	639
FNMA
6.000%, 07/01/37	2,900	3,267
5.500%, 07/01/37	3,430	3,840
5.000%, 07/15/38	4,900	5,441
4.500%, 07/17/18	6,500	7,020
4.000%, 07/13/39	9,260	9,827
3.500%, 07/25/26	8,570	8,891
3.000%, 07/01/26	5,400	5,546
2.500%, 07/01/27	5,400	5,485
GNMA
4.500%, 07/15/39	270	295
4.000%, 07/01/39	5,190	5,554
3.500%, 07/15/41	6,790	7,073

		72,264

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Non-Agency Mortgage-Backed Obligations — 1.4%
Aventura Mall Trust, Ser 2013- AVM, Cl A 3.867%, 12/05/32 (A) (B)	$419	$444
Banc of America Funding, Ser 2005-4, Cl 1A3 5.500%, 08/25/35	57	59
Commercial Mortgage Pass- Through Certificates, Ser WWP, Cl A2 3.424%, 03/10/31 (A)	367	373
Commercial Mortgage Trust, Ser 2007-C9, Cl A4
5.988%, 12/10/49 (B)	1,493	1,672
4.258%, 10/10/46	621	671
4.006%, 04/10/47	446	471
3.983%, 10/10/46	550	583
3.819%, 06/10/47	265	275
3.147%, 02/10/47	69	72
GS Mortgage Securities II, Ser 2012-BWTR, Cl A 2.954%, 11/05/34 (A)	682	673
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/47	341	362
3.551%, 04/10/34 (A)	262	271
2.933%, 06/05/31 (A)	1,726	1,786
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1 6.500%, 02/25/35	296	300
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A 2.587%, 05/19/34 (B)	90	91
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-FL3, Cl A2 0.852%, 04/15/28 (A) (B)	79	79
JP Morgan Mortgage Trust, Ser 2005-A2, Cl 3A2 2.354%, 04/25/35 (B)	131	131
MLCC Mortgage Investors, Ser 2006-2, Cl 2A 5.500%, 05/25/36 (B)	607	607
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A4
4.051%, 04/15/47	345	365
3.892%, 06/15/47	379	396
3.787%, 01/15/47	218	225
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 1A1A 2.417%, 10/25/35 (B)	474	465
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl A5 3.817%, 08/15/50	272	283

Description	Face Amount (000)	Value (000)

Wells Fargo Mortgage Backed Securities, Ser 2005-AR10, Cl 2A4 2.614%, 06/25/35	$342	$346

		11,000

Total Mortgage-Backed Securities (Cost $82,613) (000)		83,264

LOAN PARTICIPATIONS — 9.7%
Aerospace/Defense — 0.1%
DAE Aviation 1/14 Term Loan B1 5.000%, 11/02/18	496	500
TransDigm 5/14 Cov-Lite Term Loan D 3.750%, 05/21/21	150	149

		649

Automotive — 0.5%
Allison Transmission 8/13 Term Loan B3 3.750%, 08/23/19	998	999
Chrysler Automotive 1/14 Term Loan B 3.250%, 12/31/18	275	274
Federal Mogul 4/14 Term Loan C 4.750%, 04/15/21	325	325
Metaldyne 2/14 (USD) Term Loan B 4.250%, 12/18/18	983	987
Tower International 1/14 Term Loan B 4.000%, 04/23/20	998	993
Visteon 4/14 Delayed Draw Term Loan B 3.500%, 04/09/21	100	99
0.000%, 04/09/21 (D)	100	99

		3,776

Building Materials — 0.0%
Vat 1/14 (USD) Term Loan 4.750%, 02/11/21	50	50

Chemicals — 0.4%
Arizona Chemical 6/14 Cov-Lite Term Loan
5.750%, 06/10/21	50	50
0.000%, 06/10/21 (D)	50	50
Berry Plastics 2/13 Cov-Lite Term Loan D 3.500%, 02/08/20	997	988
Entegris 4/14 Cov-Lite Term Loan B 3.500%, 04/30/21	25	25
Ineos 4/12 (USD) Cov-Lite Term Loan 6.500%, 04/27/18	997	995

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Minerals Tech 4/14 Cov-Lite Term Loan 4.000%, 05/07/21	$175	$176
PQ Corp 3/14 Term Loan 4.000%, 08/07/17	560	561

		2,845

Computers & Electronics — 1.2%
Apex Tool 1/13 Term Loan 4.500%, 01/25/20	997	985
Applied Systems 1/14 Cov-Lite Term Loan 4.250%, 01/25/21	499	500
Ascend Learning 5/12 Term Loan 6.000%, 05/23/17	175	176
Avago 5/14 Cov-Lite Term Loan 3.750%, 05/06/21	500	501
Avast Software 3/14 Term Loan 5.000%, 03/20/20	50	50
CompuCom 5/13 Cov-Lite Term Loan 4.250%, 05/07/20	479	474
Dell 9/13 (USD) Cov-Lite Term Loan B 4.500%, 04/29/20	995	1,000
Go Daddy 5/14 Term Loan 4.750%, 05/13/21	25	25
0.000%, 05/13/21 (D)	500	497
Hyland Software 2/14 Cov-Lite Term Loan B 4.750%, 02/19/21	500	502
Infor (Lawson) 1/14 B5 Term Loan B 3.750%, 06/03/20	998	990
Internet Brands 2/13 Term Loan 6.250%, 03/18/19	497	496
Misys 6/12 (USD) Term Loan 5.000%, 12/12/18	497	501
Scientific Games 10/13 Cov-Lite Term Loan B 4.250%, 05/22/20	499	500
SkillSoft 4/14 Cov-Lite Term Loan 4.500%, 04/28/21	125	125
Sophos 1/14 (USD) Cov-Lite Term Loan B 5.000%, 01/29/21	500	502
SumTotal Systems 11/12 Term Loan 7.250%, 11/16/18	37	36
6.250%, 10/25/19	462	450
SunEdison 5/14 Term Loan 6.500%, 05/22/19	75	75
Vantiv 6/14 Term Loan B 3.750%, 06/07/21	75	75
0.000%, 06/07/21 (D)	75	75

Description	Face Amount (000)	Value (000)

Vertafore 3/13 Term Loan 4.250%, 11/30/19	$994	$995
Wall Street Systems 4/14 Term Loan 0.000%, 04/30/21 (D)	125	125

		9,655

Consumer Nondurables — 0.1%
Revlon 8/13 Acquisition Facility 4.000%, 10/08/19	998	999

Educational Services — 0.2%
Education Management 12/10 Extended Term Loan C2 4.250%, 06/01/16	997	710
Laureate Education 10/13 New Series (2018) Extended Term Loan 5.000%, 06/15/18	997	974

		1,684

Entertainment And Leisure — 0.1%
Equinox Fitness Clubs 4/13 Term Loan B 4.250%, 01/31/20	499	500

Financial Services — 0.1%
AltiSource Solutions 12/13 Term Loan B 0.000%, 12/09/20 (D)	50	50
ION Trading Technologies 6/14 (USD) Term Loan 0.000%, 05/31/21 (D)	100	100
NXT Capital 9/13 Term Loan B 6.250%, 09/04/18	499	501
0.000%, 09/04/18 (D)	100	101
RCS Cap 3/14 Term Loan 6.500%, 04/29/19	75	77

		829

Food And Beverage — 0.4%
Advance Pierre Foods 10/12 Term Loan 5.750%, 07/10/17	499	499
Del Monte Foods 2/14 Cov-Lite Term Loan 4.250%, 08/18/21	499	496
Dole Food 11/13 Cov-Lite Term Loan B 4.500%, 11/01/18	997	995
New Albertson’s 6/14 Cov-Lite Term Loan 0.000%, 06/25/21 (D)	75	75
Phillips Pet Food 1/14 Term Loan 4.500%, 01/31/21	500	490

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Pinnacle Foods 4/13 Term Loan G 3.250%, 04/29/20	$997	$992

		3,547

Forest Products — 0.1%
Ply Gem 1/14 Cov-Lite Term Loan 4.000%, 02/01/21	500	496

Gaming And Hotels — 0.4%
Boyd Gaming 8/13 Cov-Lite Term Loan B 4.000%, 08/14/20	973	975
Hilton Hotels 10/13 Cov-Lite Term Loan 3.500%, 10/26/20	933	931
La Quinta 2/14 Cov-Lite Term Loan B 4.000%, 04/14/21	125	125
MGM Resorts 12/12 Cov-Lite Term Loan B 4.250%, 12/20/19	997	994

		3,025

Health Care — 1.0%
Alliance Healthcare 6/13 Term Loan B 4.250%, 06/03/19	497	499
Amneal Pharmaceuticals 10/13 Cov-Lite Term Loan B 7.000%, 11/01/19	1	1
5.750%, 11/01/19	498	500
Community Health 1/14 Cov-Lite Term Loan D 4.250%, 01/27/21	998	1,003
DaVita 6/14 Term Loan B 3.500%, 06/19/21	275	276
Gentiva Health Services 10/13 Term Loan B 6.500%, 10/18/19	499	498
Grifols 2/14 (USD) Term Loan B 3.150%, 02/27/21	400	399
IASIS 2/13 Term Loan B 4.500%, 05/03/18	650	652
Ikaria 1/14 Cov-Lite Term Loan 5.000%, 02/12/21	125	126
Kindred Healthcare 3/14 Term Loan B 4.000%, 04/09/21	125	125
Mallinckrodt 3/14 Cov-Lite Term Loan 3.500%, 03/19/21	150	150
Millennium Laboratories 4/14 Term Loan B 5.250%, 04/16/21	175	177

Description	Face Amount (000)	Value (000)

Ortho-Clinical 6/14 Cov-Lite Term Loan 4.750%, 06/30/21	$250	$251
0.000%, 06/30/21 (D)	250	252
Par Pharmaceutical 2/14 Term Loan B2 4.000%, 09/30/19	400	399
Patheon 1/14 (USD) Term Loan 4.250%, 03/11/21	500	496
Pharmedium 1/14 Cov-Lite Term Loan 4.250%, 01/28/21	488	486
Salix Pharmaceuticals 12/13 Term Loan 4.250%, 01/02/20	494	497
Steward Health 4/13 Term Loan B 6.750%, 04/10/20	499	491
Valeant 6/13 Term Loan E 0.000%, 06/26/20 (D)	1,000	999

		8,277

Insurance — 0.1%
Asurion 6/13 Cov-Lite Incremental Term Loan B2 4.250%, 06/19/20	995	994

Leasing — 0.2%
Avis Budget Car Rental 5/13 Term Loan B 3.000%, 03/15/19	499	497
BakerCorp 2/13 Term Loan 4.250%, 02/07/20	498	490
BakerCorp 2/14 Term Loan 0.000%, 02/14/20 (D)	300	295
ILFC (Delos Finance) 2/14 Term Loan B 3.500%, 03/06/21	225	225

		1,507

Machinery — 0.3%
Doosan Infracore 5/14 Cov-Lite Term Loan B 5.500%, 05/14/21	100	101
Gardner Denver 7/13 (USD) Term Loan 4.250%, 07/30/20	997	997
Husky International (Cov-Lite 6/11) Term Loan 4.250%, 07/02/18	1,000	1,001
International Equipment 8/13 Term Loan B 6.750%, 08/16/19	488	493

		2,592

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Manufacturing — 0.0%
Signode 5/14 (USD) Cov-Lite Term Loan 4.000%, 05/01/21	$125	$125

Media — 0.3%
Mediacom Broadband 6/14 Term Loan J 0.000%, 06/18/21 (D)	75	75
Mediacom LLC 6/14 Term Loan G 0.000%, 06/18/21 (D)	50	50
Mission/Nexstar Broadcasting 9/13 Term Loan B2 3.750%, 10/01/20	468	467
Nexstar/Mission Broadcasting 9/13 Term Loan B2 3.750%, 10/01/20	530	530
Weather Channel 2/13 Term Loan B 3.500%, 02/13/17	970	961

		2,083

Metals & Mining — 0.3%
BWAY 11/12 Cov-Lite Term Loan B 4.500%, 08/06/17	499	500
Oxbow Carbon 7/13 Cov-Lite Term Loan B 4.250%, 07/19/19	987	988
Patriot Coal 12/13 Exit Term Loan 9.000%, 12/18/18	499	492

		1,980

Not For Profit — 0.1%
National Mentor 1/14 Term Loan B 4.750%, 01/31/21	500	503

Oil & Gas — 0.6%
Ameriforge 1/13 Term Loan 5.000%, 01/22/20	499	502
Ameriforge 1/13, Term Loan 5.000%, 12/19/19	150	151
Dynegy 4/13 Term Loan B2 4.000%, 04/23/20	499	500
Energy Transfer Equity 12/13 Term Loan B 3.250%, 12/02/19	1,175	1,163
Seadrill Partners 2/14 Term Loan 4.000%, 02/21/21	299	297
0.000%, 02/12/21 (D)	75	74
Tallgrass Energy 11/13 Term Loan B 4.250%, 11/13/18	1,000	1,007

Description	Face Amount (000)	Value (000)

Western Pipeline 3/13 Term Loan 3.500%, 03/27/20	$124	$124
0.000%, 03/22/20 (D)	847	846

		4,664

Printing & Publishing — 0.1%
Interactive Data 5/14 Cov-Lite Term Loan 4.750%, 05/02/21	125	126
Rentpath 5/13 Cov-Lite Term Loan B 6.250%, 05/29/20	499	501

		627

Professional & Business Services — 1.3%
Acosta 10/13 Term Loan B 4.250%, 03/02/18	574	576
Audio Visual Services 1/14 Cov-Lite Term Loan B 4.500%, 01/25/21	50	50
Brickman Group 12/13 Cov-Lite Term Loan 4.000%, 12/18/20	499	494
Bright Horizons 1/13 Term Loan B 4.000%, 01/24/20	997	997
Campaign Monitor 4/14 Cov-Lite Term Loan 6.250%, 03/18/21	50	49
CBS Outdoor 1/14 Cov-Lite Term Loan B 3.000%, 01/31/21	1,000	996
Citco (6/11) Term Loan 4.250%, 06/29/18	997	998
Corporate Capital 5/14 Term Loan B 4.000%, 05/15/19	75	75
Emerald Expo 6/13 Cov-Lite Term Loan B 5.500%, 06/12/20	479	482
Expert Global (4/12) Term Loan B 8.000%, 04/02/18	496	492
Extreme Reach 1/14 Term Loan 6.750%, 01/24/20	500	506
Garda World 11/13 (USD) Term Loan B 4.000%, 11/06/20	792	791
Garda World 11/13 (USD) Tranche B Delayed Term Loan 4.000%, 11/06/20	203	202
Getty Images 10/12 Cov-Lite Term Loan B 4.750%, 10/03/19	997	963
MoneyGram Payment 3/13 Term Loan 0.000%, 03/26/20 (D)	997	983

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Nuveen Investments 4/13 Term Loan B 4.151%, 05/13/17	$1,000	$1,001
TransUnion 3/14 Cov-Lite Term Loan 4.000%, 04/09/21	350	350

		10,005

Real Estate — 0.1%
Ryman Hospitality Properties 6/14 Term Loan B 3.750%, 01/05/21	50	50
TCW Group 1/14 Term Loan B 3.000%, 02/06/20	469	465
Walter Investment 12/13 Cov-Lite Term Loan 4.750%, 12/18/20	499	493

		1,008

Retail Food & Drug — 0.3%
Bioscrip 7/13 Cov-Lite Delayed Term Loan 6.500%, 07/31/20	106	107
Bioscrip 7/13 Cov-Lite Term Loan B 6.500%, 07/31/20	176	178
GNC 10/12 Term Loan 3.250%, 03/02/18	999	989
Rite Aid 3/14 Tranche 7 Term Loan 3.500%, 02/21/20	1,000	998

		2,272

Retailing — 0.5%
99 Cents Only Stores 10/13 Cov-Lite Term Loan B2 4.500%, 01/11/19	997	1,002
CEC Entertainment 2/14 Term Loan B 4.250%, 02/12/21	75	74
Dunkin’ Brands 1/14 Term Loan B4 3.250%, 02/05/21	996	986
J. Crew 2/14 Cov-Lite Term Loan 4.000%, 03/05/21	250	246
J.C. Penney 6/14 Cov-Lite Term Loan 5.000%, 06/13/19	50	50
Men’s Wearhouse 4/14 Cov-Lite Term Loan B 4.500%, 04/15/21	125	126
OSI Restaurant 4/13 Cov-Lite Term Loan 3.500%, 10/28/19	241	241

Description	Face Amount (000)	Value (000)

Party City 2/14 Cov-Lite Term Loan B 4.000%, 07/27/19	$998	$990

		3,715

Securities & Trusts — 0.2%
Grosvenor Capital 1/14 Cov-Lite Term Loan 3.750%, 01/04/21	998	990
HarbourVest 1/14 Cov-Lite Term Loan 3.250%, 02/04/21	480	475
MCS AMS 10/13 Term Loan 7.000%, 10/15/19	491	475

		1,940

Shipping & Ship Building — 0.0%
Floatel 5/14 Cov-Lite Term Loan 0.000%, 05/22/20 (D)	100	101
Stena 2/14 Cov-Lite Term Loan B 4.000%, 03/03/21	175	174

		275

Steel — 0.1%
Fortescue 11/13 Cov-Lite Term Loan 3.750%, 06/30/19	997	998

Telecommunications — 0.3%
IPC Information Systems 5/14 Term Loan 6.000%, 11/08/20	100	100
Mitel Networks 1/14 Term Loan B 5.250%, 01/31/20	464	467
SBA Finance 2/14 Incremental Term Loan B 3.250%, 03/24/21	200	199
Windstream 1/13 Term Loan B4 3.500%, 01/10/20	997	995
Ziggo 2/14 (USD) Term Loan B1 3.250%, 01/15/22	105	103
Ziggo 2/14 (USD) Term Loan B2 3.250%, 01/15/22	66	65
Ziggo 2/14 (USD) Term Loan B3 0.000%, 01/15/22 (D)	118	116

		2,045

Transportation — 0.1%
EMSC (Cov-Lite 5/11) Term Loan 6.000%, 05/25/18	64	64
5.250%, 04/27/18	934	936
Swift Transportation 6/14 Cov- Lite Term Loan B 3.750%, 06/09/21	100	100

		1,100

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Utilities — 0.2%
Calpine 5/13 Cov-Lite Term Loan B2 3.250%, 01/31/22	$997	$987
EFIH 6/14 DIP Cov-Lite Term Loan 4.250%, 06/10/16	150	151
Raven Power 12/13 Term Loan B 5.250%, 12/19/20	429	429

		1,567

Total Loan Participations (Cost $77,043) (000)		76,332

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
FHLB
5.375%, 05/18/16	1,000	1,092
4.125%, 03/13/20	750	838
1.000%, 06/21/17	500	502
0.500%, 11/20/15	750	752
FHLMC
6.250%, 07/15/32	674	930
5.500%, 07/01/33	1,394	1,567
5.250%, 04/18/16	500	543
5.000%, 10/15/25	1,151	1,261
4.500%, 12/01/40	1,138	1,243
4.375%, 07/17/15	400	417
4.000%, 05/01/24	198	212
3.527%, 10/25/23	1,799	1,898
3.500%, 03/15/33	4,454	4,598
3.000%, 11/01/42	1,268	1,253
2.375%, 01/13/22	2,505	2,499
1.750%, 09/10/15	1,000	1,018
1.250%, 10/02/19	500	486
1.000%, 03/08/17	1,000	1,003
0.750%, 01/12/18	1,000	985
0.580%, 08/26/16	100	100
0.500%, 05/27/16	600	600
FNMA
6.000%, 03/01/34	589	667
5.000%, 03/15/16	3,922	4,306
4.500%, 04/01/41	2,074	2,265
4.000%, 03/01/24	1,954	2,084
3.500%, 02/01/43	1,762	1,818
3.389%, 03/25/24	1,349	1,407
3.000%, 03/01/42	12,024	11,908
1.875%, 02/19/19	1,000	1,013
1.750%, 06/20/19	300	301
0.875%, 05/21/18	500	492
0.750%, 04/20/17	1,000	995
0.500%, 03/30/16	500	501
GNMA
4.500%, 07/20/40	4,403	4,823
Tennessee Valley Authority
3.500%, 12/15/42	750	688

Total U.S. Government Agency Obligations (Cost $56,364) (000)		57,065

Description	Face Amount (000)(1)	Value (000)

SOVEREIGN DEBT — 6.3%
Argentina Bonar Bonds, 8.750%, 05/07/24	205	$189
Argentine Republic Government International Bond 3.750%, 03/31/19 (E)	800	384
Bolivian Government International Bond 5.950%, 08/22/23 (A)	200	211
Brazilian Government International Bond 5.625%, 01/07/41	678	700
Canada Government International Bond 1.625%, 02/27/19	100	100
Colombia Government International Bond 7.375%, 03/18/19	2,520	3,006
Costa Rica Government International Bond 7.000%, 04/04/44 (A)	520	515
Croatia Government International Bond 6.750%, 11/05/19 (A)	1,370	1,512
Dominican Republic International Bond 7.500%, 05/06/21 (A)	1,350	1,481
El Salvador Government International Bond 5.875%, 01/30/25 (A)	460	446
Export Development Canada 1.000%, 05/15/17	250	251
Georgia Government International Bond 6.875%, 04/12/21 (A)	460	521
Government of Italy 4.750%, 01/25/16	100	106
Guatemala Government Bond 5.750%, 06/06/22 (A)	560	581
Honduras Government International Bond 7.500%, 03/15/24 (A)	730	756
Hungary Government International Bond 6.250%, 01/29/20	1,270	1,375
India Government Bond 7.160%, 05/20/23 (INR)	26,000	385
Indonesia Government International Bond 8.500%, 10/12/35 (A) (E)	1,200	1,458
Israel Government International Bond, 3.150%, 06/30/23	200	199

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

Ivory Coast Government International Bond 5.750%, 12/31/32 (A) (E)	1,620	$1,569
Kenya Government International Bond 6.875%, 06/24/24 (A)	860	887
Korea Land & Housing 1.875%, 08/02/17 (A)	1,727	1,737
Mexico Government International Bond 6.750%, 09/27/34	3,081	3,301
Montenegro Government International Bond 5.375%, 05/20/19 (EUR) (A)	140	198
Morocco Government International Bond 5.500%, 12/11/42 (A)	305	300
Pakistan Government International Bond 8.250%, 04/15/24 (A)	730	749
Panama Government International Bond 9.375%, 04/01/29	960	1,196
Peruvian Government International Bond 6.550%, 03/14/37	420	528
Philippine Government International Bond 8.375%, 06/17/19	1,540	2,045
Poland Government International Bond 6.375%, 07/15/19	325	367
Province of British Columbia 1.200%, 04/25/17	200	202
Province of Manitoba Canada 1.125%, 06/01/18	100	99
Province of Ontario Canada 2.450%, 06/29/22	750	746
Province of Quebec Canada 5.125%, 11/14/16	350	360
Red de Carreteras de Occidente 9.000%, 06/10/28 (MXN) (A)	6,100	447
Republic of Armenia 6.000%, 09/30/20 (A)	1,460	1,540
Republic of Belarus 8.950%, 01/26/18	1,270	1,343
Republic of Brazil 6.000%, 01/17/17	1,460	1,499
Republic of Costa Rica 9.200%, 03/27/19 (CRC)	80,000	146
Republic of Ghana 8.500%, 10/04/17 (A)	560	571
Republic of Honduras 8.750%, 12/16/20 (A)	410	454

Description	Face Amount (000)(1)	Value (000)

Republic of Indonesia 8.500%, 10/12/35	440	$586
Republic of Italy 5.375%, 06/12/17	200	222
Republic of Korea 7.125%, 04/16/19	100	123
Republic of Paraguay 4.625%, 01/25/23 (A)	200	203
Republic of Serbia 5.875%, 12/03/18) (A)	410	432
Romanian Government International Bond 6.750%, 02/07/22 (A)	1,390	1,562
Russian Federation 7.500%, 03/31/30 (A) (E)	1,280	1,378
South Africa Government International Bond 5.500%, 03/09/20	455	498
Sri Lanka Government International Bond 6.250%, 10/04/20 (A)	1,950	2,029
Standard Chartered Bank 13.770%, 04/13/15 (NGN) (A) (C)	77,000	438
Svensk Exportkredit 1.875%, 06/17/19	200	201
Tanzania Government International Bond 6.332%, 03/09/20 (B)	850	905
Turkey Government International Bond 8.000%, 02/14/34	1,611	1,886
Ukraine Government International Bond 7.750%, 09/23/20 (A)	1,190	1,132
Uruguay Government International Bond 5.100%, 06/18/50	1,540	1,613
Venezuela Government International Bond 7.650%, 04/21/25	1,980	1,544
Zambia Government International Bond 8.500%, 04/14/24 (A)	390	432

Total Sovereign Debt (Cost $47,461) (000)		49,644

ASSET-BACKED SECURITIES — 4.0%
Automotive — 3.6%
Americredit Automobile Receivables Trust, Ser 2014-1, Cl A2 0.570%, 07/10/17	2,619	2,619

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl B 1.680%, 07/08/19	$1,048	$1,049
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4 1.570%, 12/16/19	1,382	1,384
0.850%, 05/15/18	2,097	2,097
Carfinance Capital Auto Trust, Ser 2014-1A, Cl A 1.460%, 12/17/18 (A)	479	478
CPS Auto Trust, Ser 2014-A, Cl A 1.210%, 08/15/18 (A)	1,424	1,422
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl B 2.170%, 05/15/19 (A)	1,090	1,088
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2 0.800%, 02/15/18 (A)	2,805	2,803
Flagship Credit Auto Trust, Ser 2014-1, Cl A 1.210%, 04/15/19 (A)	1,078	1,076
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A 2.260%, 11/15/25 (A)	1,630	1,645
1.420%, 08/15/19	2,026	2,026
Honda Auto Receivables Owner Trust, Ser 2014-2, Cl A3 0.770%, 03/19/18	2,015	2,014
Nissan Auto Receivables Owner Trust, Ser 2014-A, Cl A4 1.340%, 08/17/20	2,299	2,307
Santander Drive Auto Receivables Trust, Ser 2014-3, Cl B 1.450%, 05/15/19	1,381	1,382
0.431%, 08/15/17	5,073	5,072

		28,462

Credit Cards — 0.0%
American Express Issuance Trust II, Ser 2013-2, Cl A 0.582%, 08/15/19 (B)	290	291

Other Asset-Backed Securities — 0.4%
Bayview Opportunity Master Fund Trust, Ser 2014-18NP, Cl A 3.228%, 07/28/34 (A) (E)	392	392
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1 1.200%, 02/15/19	2,299	2,300
Selene Non-Performing Loans, Ser 2014-1A, Cl A 2.981%, 05/25/54 (A) (E)	100	100
VOLT, Ser 2013-NPL4, Cl A1 3.960%, 11/25/53 (A) (E)	255	257

		3,049

Total Asset-Backed Securities (Cost $31,783) (000)		31,802

Description	Face Amount (000)	Value (000)

MUNICIPAL BONDS — 0.5%
California State GO 7.300%, 10/01/39	$400	$569
Florida State, Hurricane Catastrophy Fund RB 2.995%, 07/01/20	150	149
Illinois State GO 5.665%, 03/01/18	200	223
5.100%, 06/01/33	710	713
New Jersey State, Transportation Trust Fund RB 5.754%, 12/15/28	635	736
New York State Dormitory Authority RB 5.628%, 03/15/39	610	731
New York State, Metropolitan Transportation Authority RB 6.814%, 11/15/40	455	614

Total Municipal Bonds (Cost $3,597) (000)		3,735

CASH EQUIVALENT (F) — 11.9%
State Street Institutional Liquid Reserves Fund, 0.080%	94,360,180	94,360

Total Cash Equivalent (Cost $94,360) (000)		94,360

Total Investments — 110.0% (Cost $862,231) (000)		$870,256

Percentages are based on net assets of $790,829 (000).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Counterparty	Maturity	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays	7/16/14	BRL 881	USD 388	$(9)
Barclays	7/16/14	USD 388	BRL 881	8
Royal Bank of Scotland	8/19/14	ZAR 4,000	USD 383	10
UBS	8/21/14	TRY 805	USD 375	(1)
Barclays	8/21/14	EUR 423	USD 579	—
Barclays	8/21/14	PZL 1,188	USD 386	(4)
Barclays	8/21/14	USD 386	PZL 1,188	4
Credit Suisse First Boston	9/2/14	MXN 11,060	USD 852	4
Credit Suisse First Boston	9/2/14	USD 843	MXN 11,060	6
				$18

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

KP Fixed Income Fund

‡	Real Estate Investment Trust
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Floating rate security - Rate disclosed is the rate in effect on June 30, 2014.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Unsettled bank loan. Interest rate not available.
(E)	Step Bonds — The rate reported on the Schedule of Investments is the effective yield as of June 30, 2014. The coupon on a step bond changes on a specified date.
(F)	The rate reported is the 7-day effective yield as of June 30, 2014.

BRL — Brazilian Real

Cl — Class

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MXN — Mexican Peso

PLC — Public Limited Company

PZL — Polish Zlotych

RB — Revenue Bond

Ser — Series

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$265,719	$—	$265,719
Corporate Obligations	—	208,335	—	208,335
Mortgage-Backed Securities	—	83,264	—	83,264
Loan Participations	—	76,332	—	76,332
U.S. Government Agency Obligations	—	57,065	—	57,065
Sovereign Debt	—	49,644	—	49,644
Asset-Backed Securities	—	31,802	—	31,802

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,735	$—	$3,735
Cash Equivalent	94,360	—	—	94,360

Total Investments in Securities	$94,360	$775,896	$—	$870,256

Other Financial Instruments
Forwards Contracts*
Unrealized Appreciation	$—	$32	$—	$32
Unrealized Depreciation	—	(14)	—	(14)

Total Other Financial Instruments	$—	$18	$—	$18

*	Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Assets:
Affiliated Investments at Cost	$328,697	$438,575	$460,432	$454,143
Investments at Cost	197,392	189,872	128,124	70,199

Affiliated Investments at Fair Value	345,323	463,986	490,369	486,143
Investments at Fair Value	202,606	195,790	133,103	73,926
Cash	—	914	54	192
Dividends Receivable	779	758	469	225
Deferred Offering Costs	26	30	28	24
Receivable for Capital Shares Sold	15	—	—	—
Prepaid Expenses	8	10	9	8

Total Assets	548,757	661,488	624,032	560,518

Liabilities:
Payable for Investment Securities Purchased	703	694	434	213
Payable due to Custodian	14	—	—	—
Payable due to Administrator	12	14	13	12
Payable due to Adviser	8	8	5	3
Payable for Capital Shares Redeemed	—	913	53	190
Other Accrued Expenses	60	66	61	54

Total Liabilities	797	1,695	566	472

Net Assets	$547,960	$659,793	$623,466	$560,046

NET ASSETS:
Paid-in Capital	$522,917	$625,671	$586,804	$523,293
Undistributed Net Investment Income	1,293	1,241	812	418
Accumulated Net Realized Gain on Investments	1,910	1,552	934	608
Net Unrealized Appreciation on Investments	21,840	31,329	34,916	35,727

Net Assets	$547,960	$659,793	$623,466	$560,046

Institutional Class Shares:
Net Assets	$547,960	$659,793	$623,466	$560,046
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	52,860,120	63,411,445	59,693,876	53,467,657
Net Asset Value, Offering and Redemption Price Per Share*	$10.37	$10.40	$10.44	$10.47

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Assets:
Affiliated Investments at Cost	$508,771	$452,388	$290,584
Investments at Cost	45,442	27,638	15,477

Affiliated Investments at Fair Value	546,260	486,731	312,761
Investments at Fair Value	48,390	29,583	16,546
Cash	447	289	225
Dividends Receivable	125	82	45
Deferred Offering Costs	26	22	14
Prepaid Expenses	8	7	4

Total Assets	595,256	516,714	329,595

Liabilities:
Payable for Capital Shares Redeemed	445	288	223
Payable for Investment Securities Purchased	121	81	45
Payable due to Administrator	12	11	7
Payable due to Adviser	2	1	1
Other Accrued Expenses	58	50	32

Total Liabilities	638	431	308

Net Assets	$594,618	$516,283	$329,287

NET ASSETS:
Paid-in Capital	$553,411	$479,376	$305,705
Undistributed Net Investment Income	222	100	41
Accumulated Net Realized Gain on Investments	548	519	295
Net Unrealized Appreciation on Investments	40,437	36,288	23,246

Net Assets	$594,618	$516,283	$329,287

Institutional Class Shares:
Net Assets	$594,618	$516,283	$329,287
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	56,712,297	49,170,179	31,377,208
Net Asset Value, Offering and Redemption Price Per Share*	$10.48	$10.50	$10.49

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Assets:
Affiliated Investments at Cost	$93,647	$8,014	$2,369
Investments at Cost	4,947	418	125

Affiliated Investments at Fair Value	100,274	8,392	2,447
Investments at Fair Value	5,286	444	129
Cash	125	10	—
Dividends Receivable	15	1	—
Deferred Offering Costs	3	—	—
Prepaid Expenses	1	—	—
Receivable for Capital Shares Sold	—	—	199

Total Assets	105,704	8,847	2,775

Liabilities:
Payable for Capital Shares Redeemed	124	10	—
Payable for Investment Securities Purchased	15	1	—
Payable due to Administrator	2	—	—
Payable due to Custodian	—	—	199
Other Accrued Expenses	12	5	4

Total Liabilities	153	16	203

Net Assets	$105,551	$8,831	$2,572

NET ASSETS:
Paid-in Capital	$98,477	$8,422	$2,597
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	6	(4)	(5)
Accumulated Net Realized Gain/(Loss) on Investments	102	9	(102)
Net Unrealized Appreciation on Investments	6,966	404	82

Net Assets	$105,551	$8,831	$2,572

Institutional Class Shares:
Net Assets	$105,551	$8,831	$2,572
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	10,056,698	841,486	245,090
Net Asset Value, Offering and Redemption Price Per Share*	$10.50	$10.49	$10.50

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Assets:
Investments at Cost	$1,036,351	$404,680	$842,104	$862,231
Cost (overdraft) of Foreign Currency	—	—	7,610	(21)

Investments at Fair Value	1,106,635	431,536	900,957	870,256
Foreign Currency at Value	—	—	7,652	—
Receivable for Investment Securities Sold	4,001	11,374	1,890	26,603
Dividends Receivable	1,008	302	1,670	4,198
Cash Collateral for Futures Contracts	507	161	1,036	—
Receivable for Capital Shares Sold	75	30	68	16
Reclaims Receivable	55	—	580	1
Deferred Offering Costs	14	5	11	9
Prepaid Expenses	4	1	3	3
Variation Margin Receivable	2	—	—	—
Unrealized Appreciation on Foreign Currency Spot Contracts	—	—	4	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	32

Total Assets	1,112,301	443,409	913,871	901,118

Liabilities:
Payable for Investment Securities Purchased	1,319	11,218	2,436	109,802
Payable due to Adviser	258	168	317	166
Payable due to Administrator	34	13	28	24
Chief Compliance Officer Fees Payable	6	2	5	6
Payable for Trustees’ Fees	4	2	3	3
Payable for Capital Shares Redeemed	—	1,932	186	148
Unrealized Depreciation on Foreign Currency Spot Contracts	—	—	2	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	14
Accrued Foreign Capital Gains Tax	—	—	175	—
Foreign Currency Overdraft	—	—	—	21
Other Accrued Expenses	100	41	312	105

Total Liabilities	1,721	13,376	3,464	110,289

Net Assets	$1,110,580	$430,033	$910,407	$790,829

NET ASSETS:
Paid-in Capital	$1,025,184	$404,721	$833,058	$774,147
Undistributed Net Investment Income	8,505	1,610	13,849	5,995
Accumulated Net Realized Gain/(Loss) on Investments	6,464	(3,245)	4,682	2,644
Net Unrealized Appreciation on Investments	70,284	26,856	58,853	8,025
Net Unrealized Appreciation on Futures Contracts	142	91	86	—
Net Unrealized Appreciation on Foreign Currency Contracts and Foreign Currency Translation	1	—	54	18
Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	—	(175)	—

Net Assets	$1,110,580	$430,033	$910,407	$790,829

Institutional Class Shares:
Net Assets	$1,110,580	$430,033	$910,407	$790,829
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	105,510,669	41,503,701	86,411,000	77,778,811
Net Asset Value, Offering and Redemption Price Per Share*	$10.53	$10.36	$10.54	$10.17

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	for the period ended June 30, 2014 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2015 Fund*	KP Retirement Path 2020 Fund*	KP Retirement Path 2025 Fund*	KP Retirement Path 2030 Fund*

Investment Income:
Dividend Income	$1,506	$1,479	$1,022	$597

Total Investment Income	1,506	1,479	1,022	597

Expenses:
Administration Fees	60	70	65	58
Investment Advisory Fees	41	38	25	14
Trustees’ Fees	5	6	6	5
Chief Compliance Officer Fees	2	2	2	2
Registration Fees	33	38	35	31
Offering Costs	23	26	24	22
Custodian Fees	22	26	24	21
Professional Fees	19	23	21	19
Printing Fees	3	3	3	3
Other Fees	5	6	5	4

Total Expenses	213	238	210	179

Net Investment Income	1,293	1,241	812	418

Net Realized Gain on Investments	768	649	477	362
Net Realized Gain on Affiliated Investments	1,142	903	457	246
Net Change in Unrealized Appreciation on Investments	5,214	5,918	4,979	3,727
Net Change in Unrealized Appreciation on Affiliated Investments	16,626	25,411	29,937	32,000

Net Realized and Unrealized Gain on Investments	23,750	32,881	35,850	36,335

Net Increase in Net Assets Resulting from Operations	$25,043	$34,122	$36,662	$36,753

*	Commenced operations on January 10, 2014.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	for the period ended June 30, 2014 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2035 Fund*	KP Retirement Path 2040 Fund*	KP Retirement Path 2045 Fund*

Investment Income:
Dividend Income	$406	$258	$144

Total Investment Income	406	258	144

Expenses:
Administration Fees	62	54	35
Investment Advisory Fees	9	6	3
Trustees’ Fees	6	5	4
Chief Compliance Officer Fees	2	1	1
Registration Fees	32	28	18
Offering Costs	23	20	13
Custodian Fees	22	19	13
Professional Fees	20	17	11
Printing Fees	3	3	2
Other Fees	5	5	3

Total Expenses	184	158	103

Net Investment Income	222	100	41

Net Realized Gain on Investments	314	232	149
Net Realized Gain on Affiliated Investments	234	287	146
Net Change in Unrealized Appreciation on Investments	2,948	1,945	1,069
Net Change in Unrealized Appreciation on Affiliated Investments	37,489	34,343	22,177

Net Realized and Unrealized Gain on Investments	40,985	36,807	23,541

Net Increase in Net Assets Resulting from Operations	$41,207	$36,907	$23,582

*	Commenced operations on January 10, 2014.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	for the period ended June 30, 2014 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2050 Fund*	KP Retirement Path 2055 Fund*	KP Retirement Path 2060 Fund*

Investment Income:
Dividend Income	$46	$4	$1

Total Investment Income	46	4	1

Expenses:
Administration Fees	14	2	1
Trustees’ Fees	2	—	—
Investment Advisory Fees	1	—	—
Custodian Fees	6	5	4
Registration Fees	6	1	1
Offering Costs	5	—	—
Professional Fees	4	—	—
Printing Fees	1	—	—
Other Fees	1	—	—

Total Expenses	40	8	6

Net Investment Income/(Loss)	6	(4)	(5)

Net Realized Gain on Investments	44	4	3
Net Realized Gain/(Loss) on Affiliated Investments	58	5	(105)
Net Change in Unrealized Appreciation on Investments	339	26	4
Net Change in Unrealized Appreciation on Affiliated Investments	6,627	378	78

Net Realized and Unrealized Gain/(Loss) on Investments	7,068	413	(20)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,074	$409	$(25)

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	for the period ended June 30, 2014 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Large Cap Equity Fund*	KP Small Cap Equity Fund*	KP International Equity Fund*	KP Fixed Income Fund*

Investment Income:
Dividend Income	$10,071	$2,476	$17,422	$35
Interest Income	—	—	—	7,169
Less: Foreign Taxes Withheld	(58)	(1)	(1,629)	(52)

Total Investment Income	10,013	2,475	15,793	7,152

Expenses:
Investment Advisory Fees	1,192	735	1,422	842
Administration Fees	163	63	135	129
Chief Compliance Officer Fees	8	3	7	7
Trustees’ Fees	8	3	7	10
Registration Fees	58	23	47	44
Professional Fees	31	12	26	28
Custodian Fees	24	14	245	27
Offering Costs	13	5	11	13
Printing Fees	3	1	3	3
Other Fees	8	6	41	54

Total Expenses	1,508	865	1,944	1,157

Net Investment Income	8,505	1,610	13,849	5,995

Net Realized Gain/(Loss) on Investments	5,522	(3,416)	3,069	3,095
Net Realized Gain/(Loss) on Futures Contracts	928	171	1,385	(7)
Net Realized Gain/(Loss) on Foreign Currency Transactions	14	—	228	(444)
Net Change in Unrealized Appreciation on Investments	70,284	26,856	58,853	8,025
Net Change in Unrealized Appreciation on Futures Contracts	142	91	86	—
Net Change in Unrealized Appreciation on Foreign Currency Translation	1	—	54	18
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(175)	—

Net Realized and Unrealized Gain on Investments	76,891	23,702	63,500	10,687

Net Increase in Net Assets Resulting from Operations	$85,396	$25,312	$77,349	$16,682

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2015 Fund*	KP Retirement Path 2020 Fund*	KP Retirement Path 2025 Fund*	KP Retirement Path 2030 Fund*
	Period Ended June 30, 2014 (Unaudited)	Period Ended June 30, 2014 (Unaudited)	Period Ended June 30, 2014 (Unaudited)	Period Ended June 30, 2014 (Unaudited)
Operations:
Net Investment Income	$1,293	$1,241	$812	$418
Net Realized Gain on Investments	1,910	1,552	934	608
Net Change in Unrealized Appreciation on Investments	21,840	31,329	34,916	35,727

Net Increase in Net Assets Resulting from Operations	25,043	34,122	36,662	36,753

Capital Share Transactions:
Institutional Shares:
Issued	591,597	670,764	619,009	550,660
Redeemed	(68,680)	(45,093)	(32,205)	(27,367)

Increase in Net Assets from Capital Share Transactions	522,917	625,671	586,804	523,293

Total Increase in Net Assets	547,960	659,793	623,466	560,046

Net Assets:
Beginning of Period	—	—	—	—

End of Period	$547,960	$659,793	$623,466	$560,046

Undistributed Net Investment Income	$1,293	$1,241	$812	$418

Share Transactions:
Institutional Shares:
Issued	59,693	67,901	62,916	56,224
Redeemed	(6,833)	(4,490)	(3,222)	(2,756)

Net Increase in Shares Outstanding from Share Transactions	52,860	63,411	59,694	53,468

*	Commenced operations on January 10, 2014.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2035 Fund*	KP Retirement Path 2040 Fund*	KP Retirement Path 2045 Fund*
	Period Ended June 30, 2014 (Unaudited)	Period Ended June 30, 2014 (Unaudited)	Period Ended June 30, 2014 (Unaudited)
Operations:
Net Investment Income	$222	$100	$41
Net Realized Gain on Investments	548	519	295
Net Change in Unrealized Appreciation on Investments	40,437	36,288	23,246

Net Increase in Net Assets Resulting from Operations	41,207	36,907	23,582

Capital Share Transactions:
Institutional Shares:
Issued	581,797	510,380	330,896
Redeemed	(28,386)	(31,004)	(25,191)

Increase in Net Assets from Capital Share Transactions	553,411	479,376	305,705

Total Increase in Net Assets	594,618	516,283	329,287

Net Assets:
Beginning of Period	—	—	—

End of Period	$594,618	$516,283	$329,287

Undistributed Net Investment Income	$222	$100	$41

Share Transactions:
Institutional Shares:
Issued	59,575	52,293	33,931
Redeemed	(2,863)	(3,123)	(2,554)

Net Increase in Shares Outstanding from Share Transactions	56,712	49,170	31,377

*	Commenced operations on January 10, 2014.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2050 Fund*	KP Retirement Path 2055 Fund*	KP Retirement Path 2060 Fund*
	Period Ended June 30, 2014 (Unaudited)	Period Ended June 30, 2014 (Unaudited)	Period Ended June 30, 2014 (Unaudited)
Operations:
Net Investment Income/(Loss)	$6	$(4)	$(5)
Net Realized Gain/(Loss) on Investments	102	9	(102)
Net Change in Unrealized Appreciation on Investments	6,966	404	82

Net Increase (Decrease) in Net Assets Resulting from Operations	7,074	409	(25)

Capital Share Transactions:
Institutional Shares:
Issued	117,304	14,303	8,192
Redeemed	(18,827)	(5,881)	(5,595)

Increase in Net Assets from Capital Share Transactions	98,477	8,422	2,597

Total Increase in Net Assets	105,551	8,831	2,572

Net Assets:
Beginning of Period	—	—	—

End of Period	$105,551	$8,831	$2,572

Undistributed Net Investment Income/(Accumulated Net Investment Loss)	$6	$(4)	$(5)

Share Transactions:
Institutional Shares:
Issued	11,976	1,445	817
Redeemed	(1,919)	(604)	(572)

Net Increase in Shares Outstanding from Share Transactions	10,057	841	245

*	Commenced operations on January 10, 2014.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Large Cap Equity Fund*	KP Small Cap Equity Fund*	KP International Equity Fund*	KP Fixed Income Fund*
	Period Ended June 30, 2014 (Unaudited)	Period Ended June 30, 2014 (Unaudited)	Period Ended June 30, 2014 (Unaudited)	Period Ended June 30, 2014 (Unaudited)
Operations:
Net Investment Income	$8,505	$1,610	$13,849	$5,995
Net Realized Gain/(Loss) on Investments	5,522	(3,416)	3,069	3,095
Net Realized Gain/(Loss) on Futures Contracts	928	171	1,385	(7)
Net Realized Gain/(Loss) on Foreign Currency Transactions	14	—	228	(444)
Net Change in Unrealized Appreciation on Investments	70,284	26,856	58,853	8,025
Net Change in Unrealized Appreciation on Futures Contracts	142	91	86	—
Net Change in Unrealized Appreciation on Foreign Currency Translation	1	—	54	18
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(175)	—

Net Increase in Net Assets Resulting from Operations	85,396	25,312	77,349	16,682

Capital Share Transactions:
Institutional Shares:
Issued	1,081,975	452,231	896,313	972,496
Redeemed	(56,791)	(47,510)	(63,255)	(198,449)

Increase in Net Assets from Capital Share Transactions	1,025,184	404,721	833,058	774,047

Total Increase in Net Assets	1,110,580	430,033	910,407	790,729

Net Assets:
Beginning of Period	—	—	—	100

End of Period	$1,110,580	$430,033	$910,407	$790,829

Undistributed Net Investment Income	$8,505	$1,610	$13,849	$5,995

Share Transactions:
Institutional Shares:
Issued	111,144	46,217	92,822	97,732
Redeemed	(5,633)	(4,713)	(6,411)	(19,963)

Net Increase in Shares Outstanding from Share Transactions	105,511	41,504	86,411	77,769

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the period ended June 30, 2014 (Unaudited)

For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)†	Net Realized and Unrealized Gain on Investments	Total from Operations	Net Asset Value, End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2015 Fund*
Institutional Shares
2014@	$10.00	$0.03	$0.34	$0.37	$10.37	3.70%	$547,960	0.10%	0.59%	14%

KP Retirement Path 2020 Fund*
Institutional Shares
2014@	$10.00	$0.02	$0.38	$0.40	$10.40	4.00%	$659,793	0.09%	0.48%	8%

KP Retirement Path 2025 Fund*
Institutional Shares
2014@	$10.00	$0.02	$0.42	$0.44	$10.44	4.40%	$623,466	0.09%	0.34%	6%

KP Retirement Path 2030 Fund*
Institutional Shares
2014@	$10.00	$0.01	$0.46	$0.47	$10.47	4.70%	$560,046	0.08%	0.20%	5%

KP Retirement Path 2035 Fund*
Institutional Shares
2014@	$10.00	$—	$0.48	$0.48	$10.48	4.80%	$594,618	0.08%	0.10%	5%

KP Retirement Path 2040 Fund*
Institutional Shares
2014@	$10.00	$—	$0.50	$0.50	$10.50	5.00%	$516,283	0.08%	0.05%	6%

KP Retirement Path 2045 Fund*
Institutional Shares
2014@	$10.00	$—	$0.49	$0.49	$10.49	4.90%	$329,287	0.08%	0.03%	5%

KP Retirement Path 2050 Fund*
Institutional Shares
2014@	$10.00	$—	$0.50	$0.50	$10.50	5.00%	$105,551	0.10%	0.01%	7%

KP Retirement Path 2055 Fund*
Institutional Shares
2014@	$10.00	$(0.01)	$0.50	$0.49	$10.49	4.90%	$8,831	0.27%	(0.16)%	8%

KP Retirement Path 2060 Fund*
Institutional Shares
2014@	$10.00	$(0.03)	$0.53^	$0.50	$10.50	5.00%	$2,572	0.77%	(0.67)%	264%

KP Large Cap Equity Fund*
Institutional Shares
2014@	$10.00	$0.09	$0.44	$0.53	$10.53	5.30%	$1,110,580	0.35%	1.99%	121%

KP Small Cap Equity Fund*
Institutional Shares
2014@	$10.00	$0.05	$0.31	$0.36	$10.36	3.60%	$430,033	0.52%	0.98%	170%

KP International Equity Fund*
Institutional Shares
2014@	$10.00	$0.19	$0.35	$0.54	$10.54	5.40%	$910,407	0.55%	3.94%	113%

KP Fixed Income Fund*
Institutional Shares
2014@	$10.00	$0.09	$0.08	$0.17	$10.17	1.70%	$790,829	0.37%	1.89%	284%

*	Commenced operations on January 10, 2014.
@	For the period ended June 30, 2014. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
‡	Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2014 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

The KP Funds (the “Trust”), was organized on March 25, 2013 as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fourteen funds: KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.

Callan Associates Inc. serves as the Funds’ investment adviser (the “Adviser”). The Adviser will engage a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000. The Funds commenced operations on January 10, 2014.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust.

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — The Funds’ investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include:

THE KP FUNDS	June 30, 2014 (Unaudited)

the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2014, KP Large Cap Equity Fund and KP International Equity Fund had securities valued in accordance with fair value procedures. Refer to their respective schedules’ of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Fund Services (the “Administrator”) monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

KP International Equity Fund uses Interactive Data Pricing and Reference Data, Inc., (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser may contact the Administrator to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE KP FUNDS	June 30, 2014 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended June 30, 2014, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of and during the period ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2014 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the period are presented on the Statements of Operations. As of and during the period ended June 30, 2014, KP Fixed Income Fund held forward foreign currency contracts.

THE KP FUNDS	June 30, 2014 (Unaudited)

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2014, if applicable.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees are amortized over twelve months from the inception dates of the Funds. As of June 30, 2014, the Funds had deferred offering costs left to be amortized as follows:

Fund	Offering Costs	Fund	Offering Costs
KP Retirement Path 2015 Fund	$26,424	KP Retirement Path 2050 Fund	$3,341
KP Retirement Path 2020 Fund	30,406	KP Retirement Path 2055 Fund	426
KP Retirement Path 2025 Fund	27,607	KP Retirement Path 2060 Fund	158
KP Retirement Path 2030 Fund	24,487	KP Large Cap Equity Fund	14,046
KP Retirement Path 2035 Fund	25,978	KP Small Cap Equity Fund	5,369
KP Retirement Path 2040 Fund	22,458	KP International Equity Fund	11,356
KP Retirement Path 2045 Fund	13,639	KP Fixed Income Fund	8,538

Master Netting Arrangements — A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at prearranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement

THE KP FUNDS	June 30, 2014 (Unaudited)

with a counterparty in a given account exceeds a specified threshold which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared Over-the-Counter (“OTC”) derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account.

Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but generally may not be netted between futures and cleared OTC derivatives.

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of June 30, 2014, if applicable.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of June 30, 2014, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA, Inc. master agreements.

THE KP FUNDS	June 30, 2014 (Unaudited)

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the KP Fixed Income Fund as of June 30, 2014 (000)*:

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Barclays	$12	$12	$(13)	$(13)	$(1)	$—	$(1)
Credit Suisse First Boston	10	10	—	—	10	—	10
Royal Bank of Scotland	10	10	—	—	10	—	10
UBS	—	—	(1)	(1)	(1)	—	(1)

Total over the counter	$32	$32	$(14)	$(14)

*	All numbers have been rounded (000).

†	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

3. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund at the following annual rates:

Fund	Administration Fee	Fund	Administration Fee
KP Retirement Path 2015 Fund	.025%	KP Retirement Path 2050 Fund	.025%
KP Retirement Path 2020 Fund	.025%	KP Retirement Path 2055 Fund	.025%
KP Retirement Path 2025 Fund	.025%	KP Retirement Path 2060 Fund	.025%
KP Retirement Path 2030 Fund	.025%	KP Large Cap Equity Fund	.030%
KP Retirement Path 2035 Fund	.025%	KP Small Cap Equity Fund	.030%
KP Retirement Path 2040 Fund	.025%	KP International Equity Fund	.030%
KP Retirement Path 2045 Fund	.025%	KP Fixed Income Fund	.030%

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

Northeast Retirement Services, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE KP FUNDS	June 30, 2014 (Unaudited)

4. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds, calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Fund	Annual Advisory Fee
KP Retirement Path 2015 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2020 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2025 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.1 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2030 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.1 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2035 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.1 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2040 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.1 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2045 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.1 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2050 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.1 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2055 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.1 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2060 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.1 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Large Cap Equity Fund	0.05% of the Fund’s average daily net assets.
KP Small Cap Equity Fund	0.05% of the Fund’s average daily net assets.
KP International Equity Fund	0.05% of the Fund’s average daily net assets.
KP Fixed Income Fund	0.05% of the Fund’s average daily net assets.

[1]	“Affiliated Underlying Funds” are Underlying Funds to which the Adviser serves as investment adviser.
[2]	“Unaffiliated Underlying Funds” are Underlying Funds to which the Adviser does not serve as investment adviser.

As of June 30, 2014, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
KP Large Cap Equity Fund	KP International Equity Fund
MFS Investment Management	Acadian Asset Management LLC
SSgA Funds Management, Inc.	Marathon Asset Management LLP
T.Rowe Price Associates, Inc.	MFS Investment Management
KP Small Cap Equity Fund	SSgA Funds Management, Inc.
CastleArk Management, LLC	KP Fixed Income Fund
Columbus Circle Investors	Eaton Vance Management
DePrince Race & Zollo, Inc.	Loomis, Sayles & Company, L.P.
SSgA Funds Management, Inc.	Payden & Rygel
Walthausen & Co., LLC	SSgA Funds Management, Inc.

5. Investment Transactions:

For the period ended June 30, 2014, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path 2015 Fund	$587,878	$64,402
KP Retirement Path 2020 Fund	669,945	43,743
KP Retirement Path 2025 Fund	615,978	28,791
KP Retirement Path 2030 Fund	546,420	22,899
KP Retirement Path 2035 Fund	574,974	21,431
KP Retirement Path 2040 Fund	502,142	22,717

THE KP FUNDS	June 30, 2014 (Unaudited)

	Purchases	Sales and Maturities
KP Retirement Path 2045 Fund	$318,963	$13,242
KP Retirement Path 2050 Fund	104,182	5,705
KP Retirement Path 2055 Fund	9,039	617
KP Retirement Path 2060 Fund	8,128	5,533
KP Large Cap Equity Fund	2,088,545	1,070,858
KP Small Cap Equity Fund	971,108	574,551
KP International Equity Fund	1,644,915	821,420
KP Fixed Income Fund	511,244	213,932

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $1,814,390 (000) and $1,438,874 (000), respectively.

6. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and purchased equity options for Federal income tax purposes at June 30, 2014, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KP Retirement Path 2015 Fund	$526,089	$21,845	$(5)	$21,840
KP Retirement Path 2020 Fund	628,447	31,335	(6)	31,329
KP Retirement Path 2025 Fund	588,556	34,921	(5)	34,916
KP Retirement Path 2030 Fund	524,342	35,731	(4)	35,727
KP Retirement Path 2035 Fund	554,213	40,440	(3)	40,437
KP Retirement Path 2040 Fund	480,026	36,290	(2)	36,288
KP Retirement Path 2045 Fund	306,061	23,247	(1)	23,246
KP Retirement Path 2050 Fund	98,594	6,966	—	6,966
KP Retirement Path 2055 Fund	8,432	404	—	404
KP Retirement Path 2060 Fund	2,494	82	—	82
KP Large Cap Equity Fund	1,036,351	80,127	(9,843)	70,284
KP Small Cap Equity Fund	404,680	32,892	(6,036)	26,856
KP International Equity Fund	842,104	76,183	(17,330)	58,853
KP Fixed Income Fund	862,231	9,189	(1,164)	8,025

7. Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Credit Risk — Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Fixed Income Market Risk — Fixed income market risk is the risk that the prices of a funds’ fixed income securities, including structured notes, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

THE KP FUNDS	June 30, 2014 (Unaudited)

Interest Rate Risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Derivatives Risk — A fund’s use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that a fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on a fund’s management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk — Foreign currency risk may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

8. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9. Other:

At June 30, 2014, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

Fund	No. of Shareholders	% Ownership
KP Retirement Path 2015 Fund	1	100%
KP Retirement Path 2020 Fund	1	100%
KP Retirement Path 2025 Fund	1	100%
KP Retirement Path 2030 Fund	1	100%
KP Retirement Path 2035 Fund	1	100%
KP Retirement Path 2040 Fund	1	100%
KP Retirement Path 2045 Fund	1	100%
KP Retirement Path 2050 Fund	1	100%
KP Retirement Path 2055 Fund	1	100%
KP Retirement Path 2060 Fund	1	100%
KP Large Cap Equity Fund	6	87%
KP Small Cap Equity Fund	6	91%
KP International Equity Fund	5	82%
KP Fixed Income Fund	5	89%

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2014.

THE KP FUNDS	June 30, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE KP FUNDS	June 30, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 1/10/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period
KP Retirement Path 2015 Fund
Actual Fund Return	$1,000.00	$1,037.00	0.10%	$0.48	*
Hypothetical 5% Return	$1,000.00	$1,024.30	0.10%	$0.50	**
KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$1,040.00	0.09%	$0.43	*
Hypothetical 5% Return	$1,000.00	$1,024.35	0.09%	$0.45	**
KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$1,044.00	0.09%	$0.43	*
Hypothetical 5% Return	$1,000.00	$1,024.35	0.09%	$0.45	**
KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$1,047.00	0.08%	$0.38	*
Hypothetical 5% Return	$1,000.00	$1,024.40	0.08%	$0.40	**
KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$1,048.00	0.08%	$0.38	*
Hypothetical 5% Return	$1,000.00	$1,024.40	0.08%	$0.40	**
KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$1,050.00	0.08%	$0.38	*
Hypothetical 5% Return	$1,000.00	$1,024.40	0.08%	$0.40	**
KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$1,049.00	0.08%	$0.38	*
Hypothetical 5% Return	$1,000.00	$1,024.40	0.08%	$0.40	**

	Beginning Account Value 1/10/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period
KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$1,040.00	0.09%	$0.43	*
Hypothetical 5% Return	$1,000.00	$1,024.35	0.09%	$0.45	**
KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$1,049.00	0.27%	$1.30	*
Hypothetical 5% Return	$1,000.00	$1,023.46	0.27%	$1.35	**
KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$1,050.00	0.77%	$3.70	*
Hypothetical 5% Return	$1,000.00	$1,020.98	0.77%	$3.86	**
KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$1,053.00	0.35%	$1.68	*
Hypothetical 5% Return	$1,000.00	$1,023.06	0.35%	$1.76	**
KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$1,036.00	0.52%	$2.48	*
Hypothetical 5% Return	$1,000.00	$1,022.22	0.52%	$2.61	**
KP International Equity Fund
Actual Fund Return	$1,000.00	$1,054.00	0.55%	$2.65	*
Hypothetical 5% Return	$1,000.00	$1,022.07	0.55%	$2.76	**
KP Fixed Income Fund
Actual Fund Return	$1,000.00	$1,017.00	0.37%	$1.75	*
Hypothetical 5% Return	$1,000.00	$1,022.96	0.37%	$1.86	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 171/365 (to reflect the inception to date period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE KP FUNDS	June 30, 2014

APPROVAL ON INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The KP Funds (the “Trust”) who are not parties to the advisory and sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on August 14, 2013 to decide whether to approve the following agreements (the “Agreements”) for initial two-year terms:

•

the advisory agreement between Callan Associates, Inc. (the “Adviser”) and the Trust, on behalf of the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund, KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund and KP Retirement Path 2060 Fund; and

•

the sub-advisory agreements between: the Adviser and SSgA Funds Management, Inc. (“SSgA”) on behalf of the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund; the Adviser and T. Rowe Price Associates, Inc. (“T. Rowe Price”) on behalf of the KP Large Cap Equity Fund; the Adviser and Marathon Asset Management LLP (“Marathon”) on behalf of the KP International Equity Fund; the Adviser and Columbus Circle Investors (“CCI”) on behalf of the KP Small Cap Equity Fund; the Adviser and MFS Investment Management (“MFS”) on behalf of the KP Large Cap Equity Fund and the KP International Equity Fund; the Adviser and DePrince Race & Zollo, Inc. (“DRZ”) on behalf of the KP Small Cap Equity Fund; the Adviser and Walthausen & Co., LLC (“Walthausen”) on behalf of the KP Small Cap Equity Fund; the Adviser and CastleArk Management LLC (“CastleArk”) on behalf of the KP Small Cap Equity Fund; the Adviser and Acadian Asset Management LLC (“Acadian”) on behalf of the KP International Equity Fund; the Adviser and Eaton Vance Management (“Eaton Vance”) on behalf of the KP Fixed Income Fund; the Adviser and Payden & Rygel on behalf of the KP Fixed Income Fund; and the Adviser and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) on behalf of the KP Fixed Income Fund (each of SSgA, T. Rowe Price, Marathon, CCI, MFS, DRZ, Walthausen, CastleArk, Acadian, Eaton Vance, Payden & Rygel, and Loomis Sayles a “Sub-Adviser” and, collectively, the “Sub-Advisers”).

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s and the Sub-Advisers’ compliance systems; (vii) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Advisers’ investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s and the Sub-Advisers’ performance in managing similar accounts.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, approved the

THE KP FUNDS	June 30, 2014

APPROVAL ON INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers; and (ii) the fees to be paid to the Adviser and the Sub-Advisers, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel and the resources of the Adviser and the Sub-Advisers. The Trustees reviewed the terms of the proposed Agreements. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Advisers would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser and the Sub-Advisers, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Advisers. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to enter into expense limitation arrangements with certain Funds.

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Advisers might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser or the Sub-Advisers as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s or the Sub-Advisers’ profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Advisers as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The KP Funds

Investment Adviser

Callan Associates Inc.

600 Montgomery Street, Suite 800

San Francisco, CA 94111

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated January 1, 2014, includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports list the Funds’ holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 8, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman Treasurer, Controller & CFO

Date: September 8, 2014